UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7170
TCW Galileo Funds, Inc.
(Exact name of registrant as specified in charter)
865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments. –  The schedule of investments for the period November 1, 2004 through January 31, 2005 are filed herewith.

TCW Galileo Aggressive Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Aerospace/Defense (1.1% of Net Assets)
29,400	Cogent, Inc.	$890,820	*

	Apparel Retailers (0.6%)
10,300	Chico’s FAS, Inc.	542,604	*

	Banking & Financial Services (4.2%)
32,875	SEI Investments Co.	1,228,210
38,553	T. Rowe Price Group, Inc.	2,307,397
	Total Banking & Financial Services	3,535,607

	Commercial Services (5.5%)
8,200	51job, Inc. (ADR)	198,440	* †
5,490	Ctrip.com International, Ltd. (ADR)	226,182	*
63,166	Paychex, Inc.	1,925,931
8,500	Resources Connection, Inc.	433,585	*
59,268	Robert Half International, Inc.	1,798,191	†
	Total Commercial Services	4,582,329

	Computer Services (17.1%)
29,973	CheckFree Corp.	1,168,947	*
26,967	Cognex Corp.	704,108
11,300	Cognizant Technology Solutions Corp.	428,270	*
73,339	Network Appliance, Inc.	2,335,114	*
77,500	Salesforce.com, Inc.	1,061,750	* †
68,700	VeriSign, Inc.	1,775,208	* †
193,538	Yahoo!, Inc.	6,814,473	*
	Total Computer Services	14,287,870

	Computer Software (3.6%)
85,035	Agile Software Corp.	621,606	*
22,400	Navteq Corp.	857,696	*
122,900	Opsware, Inc.	705,446	*
78,700	Red Hat, Inc.	853,895	* †
	Total Computer Software	3,038,643

	Electronics (14.5%)
51,064	Altera Corp.	980,429	* †
33,000	Intersil Corp.	489,390
22,900	Marvell Technology Group, Ltd.	766,005	*
115,043	Maxim Integrated Products, Inc.	4,487,827
26,800	Silicon Laboratories, Inc.	913,880	*
152,347	XILINX, Inc.	4,447,009	†
	Total Electronics	12,084,540

	Entertainment & Leisure (0.4%)
8,600	DreamWorks Animation SKG, Inc.	303,838	*

	Healthcare (4.9%)
37,713	Affymetrix, Inc.	1,552,267	* †
12,088	Express Scripts, Inc.	896,809	*
35,304	Genentech, Inc.	1,684,354	*
	Total Healthcare	4,133,430

	Media - Broadcasting & Publishing (8.8%)
8,794	Cablevision Systems Corp.	240,868	*
34,788	Clear Channel Communications, Inc.	1,128,175	†
29,452	Cox Radio, Inc.	464,164	*
114,294	Univision Communications, Inc.	3,121,369	* †
98,524	Westwood One, Inc.	2,379,355	*
	Total Media - Broadcasting & Publishing	7,333,931

	Medical Supplies (4.3%)
25,085	Digene Corp.	642,427	* †
37,700	Foxhollow Technologies, Inc.	1,063,140	* †
37,505	IntraLase Corp.	862,615	*
37,300	Kyphon, Inc.	1,024,631	*
	Total Medical Supplies	3,592,813

	Pharmaceuticals (4.9%)
38,200	Encysive Pharmaceuticals, Inc.	359,080	*
19,152	Eon Labs, Inc.	491,440	* †
25,200	Inspire Pharmaceuticals, Inc.	372,960	* †
17,600	MGI Pharma, Inc.	399,344	* †
43,600	Nektar Therapeutics	734,660	*
9,700	Neurocrine Biosciences, Inc.	443,775	*
22,000	Onyx Pharmaceuticals, Inc.	638,880	* †
42,100	Vicuron Pharmaceuticals, Inc.	637,815	*
	Total Pharmaceuticals	4,077,954

	Retail (13.8%)
65,650	Amazon.com, Inc.	2,837,393	* †
39,248	Bed, Bath & Beyond, Inc.	1,581,302	*
77,689	eBay, Inc.	6,331,653	*
19,500	Urban Outfitters, Inc.	820,365	*
	Total Retail	11,570,713

	Telecommunications (15.6%)
121,668	EchoStar Communications Corp.	3,712,091
129,701	Juniper Networks, Inc.	3,259,386	* †
71,246	Research In Motion, Ltd.	5,079,127	*
12,290	Telephone & Data Systems, Inc.	1,011,713	†
	Total Telecommunications	13,062,317
	Total Common Stock (Cost: $50,146,251) (99.3%)	83,037,409

Principal Amount	Short-Term Investments
$506,610	Bank of America, 2.26%, due 02/15/05	506,610	**
9,559	Bank of America, 2.27%, due 03/03/05	9,559	**
286,760	Bank of America, 2.3%, due 06/09/05	286,760	**
565,873	Bank of Montreal, 2.125%, due 02/02/05	565,873	**
472,434	Bank of Montreal, 2.5%, due 03/02/05	472,434	**
324,995	Bank of Nova Scotia, 2.32%, due 02/08/05	324,995	**
22,941	Bank of Nova Scotia, 2.37%, due 02/14/05	22,941	**
191,173	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	191,173	**
1,774,089	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	1,774,089	**
1,911,734	Calyon, 2.34%, due 02/02/05	1,911,734	**
95,587	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	95,587	**
955,867	Den Danske Bank, 2.4%, due 02/22/05	955,867	**
380,276	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	380,276	**
382,347	Fortis Bank, 2.3%, due 02/07/05	382,347	**

189,262	Fortis Bank, 2.44%, due 03/14/05	189,262	**
952,044	General Electric Capital Corp., 2.255%, due 02/01/05	952,044	**
187,445	Greyhawk Funding, 2.349%, due 02/08/05	187,445	**
187,367	Greyhawk Funding, 2.44%, due 03/07/05	187,367	**
420,582	Harris Trust & Savings Bank, 2.28%, due 02/03/05	420,582	**
559,532	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	559,532
187,566	Jupiter Securitization Corp., 2.479%, due 03/15/05	187,566	**
191,173	Lloyds TSB Bank, 2.28%, due 02/02/05	191,173	**
708,350	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	708,350	**
86,028	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	86,028	**
95,587	Park Avenue Receivables Corp., 2.479%, due 03/15/05	95,587	**
284,415	Ranger Funding, 2.375%, due 02/14/05	284,415	**
852,633	Royal Bank of Canada, 2.32%, due 02/09/05	852,633	**
470,287	Royal Bank of Scotland, 2.36%, due 02/15/05	470,287	**
955,867	Royal Bank of Scotland, 2.36%, due 02/17/05	955,867	**
9,559	Royal Bank of Scotland, 2.42%, due 03/07/05	9,559	**
198,820	Royal Bank of Scotland, 2.48%, due 03/18/05	198,820	**
15,294	Royal Bank of Scotland, 2.53%, due 03/21/05	15,294	**
191,173	Sheffiled Receivables Corp., 2.345%, due 02/11/05	191,173	**
82,205	Svenska Handlesbanken, 2.355%, due 02/14/05	82,205	**
904,250	Toronto Dominion Bank, 2.435%, due 03/16/05	904,250	**
191,173	Wells Fargo & Co., 2.44%, due 02/22/05	191,173	**
	Total Short-Term Investments (Cost: $15,800,857) (18.9%)	15,800,857

	Total Investments (Cost: $65,947,108) (118.2%)	98,838,266
	Liabilities in Excess of Other Assets (-18.2%)	(15,241,861)
	Net Assets (100.0%)	$83,596,405

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*	Non-income producing.
**	Represents investments of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	1.1%
Apparel Retailers	0.6
Banking & Financial Services	4.2
Commercial Services	5.5
Computer Services	17.1
Computer Software	3.6
Electronics	14.5
Entertainment & Leisure	0.4
Healthcare	4.9
Media - Broadcasting & Publishing	8.8
Medical Supplies	4.3
Pharmaceuticals	4.9
Retail	13.8
Telecommunications	15.6
Short-Term Investments	18.9
Total	118.2%

See accompanying notes to schedules of investments.

TCW Galileo Convertible Securities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Principal Amount	Fixed Income Securities	Value
	Automotive (1.0% of Net Assets)
$30,000	Wabash National Corp., 3.25%, due 08/01/08	$46,694
130,000	Wabash National Corp., (144A), 3.25%, due 08/01/08	202,340	*
	Total Automotive	249,034

	Banking & Financial Services (4.4%)
350,000	Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%, due 05/12/10	317,383
400,000	Legg Mason, Inc., 0%, due 06/06/31	358,000
65,000	Silicon Valley Bancshares, 0%, due 06/15/08	87,181
265,000	Silicon Valley Bancshares, (144A), 0%, due 06/15/08	355,431	*
	Total Banking & Financial Services	1,117,995

	Commercial Services (2.5%)
100,000	Antigenics, Inc., (144A), 5.25%, due 02/01/25	100,000	*
95,000	Celgene Corp., 1.75%, due 06/01/08	125,704
520,000	Manpower, Inc., 0%, due 08/17/21	363,355
50,000	Medarex, Inc., 2.25%, due 05/15/11	49,812
	Total Commercial Services	638,871

	Communications (2.5%)
315,000	Comverse Technology, Inc., 0%, due 05/15/23	422,692	†
165,000	Lucent Technologies, Inc., Series A, 2.75%, due 06/15/23	206,662
	Total Communications	629,354

	Computer Services (10.3%)
100,000	Computer Associates International, Inc., 1.625%, due 12/15/09	147,250
265,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	390,212	*
50,000	CSG Systems International, Inc., 2.5%, due 06/15/24	49,312
210,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	207,112	* †
25,000	Digital River, Inc., 1.25%, due 01/01/24	28,594
105,000	Digital River, Inc., (144A), 1.25%, due 01/01/24	120,094	* †
335,000	Mercury Interactive Corp., 0%, due 05/01/08	343,375	†
70,000	Micron Technology, Inc., 2.5%, due 02/01/10	74,287
305,000	Micron Technology, Inc., (144A), 2.5%, due 02/01/10	323,681	* †
435,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	427,387
195,000	Scientific Games Corp., (144A), 0.75%, due 12/01/24	209,869	*
160,000	Yahoo!, Inc., 0%, due 04/01/08	286,600
	Total Computer Services	2,607,773

	Computer Software (3.0%)
45,000	DST Systems, Inc., 4.125%, due 08/15/23	56,250
180,000	DST Systems, Inc., (144A), 4.125%, due 08/15/23	225,000	*
185,000	International Game Technology, 0%, due 01/29/33	130,656
310,000	International Game Technology, (144A), 0%, due 01/29/33	218,937	*
240,000	Open Solutions, Inc., (144A), 1.467%, due 02/02/35	135,900	*
	Total Computer Software	766,743

	Electric Utilities (0.8%)
50,000	Calpine Corp., 4.75%, due 11/15/23	38,187	†
205,000	Calpine Corp., (144A), 4.75%, due 11/15/23	156,569	* †
	Total Electric Utilities	194,756

	Electronics (10.2%)
410,000	Agere Systems, Inc., 6.5%, due 12/15/09	438,187	†
475,000	Cypress Semiconductor Corp., 1.25%, due 06/15/08	498,750
45,000	Eastman Kodak Co., 3.375%, due 10/15/33	56,591
185,000	Eastman Kodak Co., (144A), 3.375%, due 10/15/33	232,652	* †
675,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	617,625	^
25,000	Solectron Corp., 0.5%, due 02/15/34	21,187
115,000	Solectron Corp., (144A), 0.5%, due 02/15/34	97,462	*
350,000	Synaptics, Inc., (144A), 0.75%, due 12/01/24	370,125	*
235,000	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	245,281
	Total Electronics	2,577,860

	Entertainment & Leisure (3.8%)
425,000	Carnival Corp., 1.132%, due 04/29/33	383,269
530,000	Walt Disney Co., 2.125%, due 04/15/23	590,950
	Total Entertainment & Leisure	974,219

	Healthcare (1.9%)
865,000	Universal Health Services, Inc., 0.426%, due 06/23/20	494,131

	Industrial - Diversified (5.5%)
70,000	Tyco International Group SA, 2.75%, due 01/15/18	111,825
95,000	Tyco International Group SA, 3.125%, due 01/15/23	160,669
285,000	Tyco International Group SA, (144A), 2.75%, due 01/15/18	455,287	*
400,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	676,500	*
	Total Industrial - Diversified	1,404,281

	Lodging (0.7%)
150,000	Hilton Hotels Corp., 3.375%, due 04/15/23	176,438

	Media - Broadcasting & Publishing (3.1%)
325,000	Liberty Media Corp., (144A), Exchangeable Time Warner Inc., 0.75%, due 03/30/23	366,438	*
165,000	Liberty Media Corp., Exchangeable Time Warner Inc., 0.75%, due 03/30/23	186,038
240,000	Liberty Media Corp., Exchangeable Viacom Inc., Class B, 3.25%, due 03/15/31	223,200	†
	Total Media - Broadcasting & Publishing	775,676

	Medical Supplies (6.8%)
580,000	Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%, due 07/28/20	515,475
65,000	Cooper Companies, Inc., 2.625%, due 07/01/23	117,650	†
270,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	488,700	*
495,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	546,975	†
25,000	Thoratec Corp., 1.38%, due 05/16/34	12,531
95,000	Thoratec Corp., (144A), 1.38%, due 05/16/34	47,619	*
	Total Medical Supplies	1,728,950

	Oil & Gas (7.3%)
45,000	McMoRan Exploration Co., 6%, due 07/02/08	64,013
125,000	McMoRan Exploration Co., (144A), 5.25%, due 10/06/11	165,313	*
195,000	McMoRan Exploration Co., (144A), 6%, due 07/02/08	277,388	*
205,000	Pride International, Inc., 2.5%, due 03/01/07	291,356	†
35,000	Pride International, Inc., 3.25%, due 05/01/33	40,469
5,000	Pride International, Inc., (144A), 2.5%, due 03/01/07	7,106	*
150,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	173,438	* †
235,000	Schlumberger, Ltd., 2.125%, due 06/01/23	252,625	†
250,000	SEACOR Holdings, Inc., (144A), 2.875%, due 12/15/24	257,188	*
50,000	Willbros Group, Inc., 2.75%, due 03/15/24	61,313
205,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	251,381	*
	Total Oil & Gas	1,841,590

	Pharmaceuticals (7.0%)
60,000	Abgenix, Inc., (144A), 1.75%, due 12/15/11	58,350	*
50,000	Axcan Pharma, Inc., 4.25%, due 04/15/08	74,938
210,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	314,738	*
35,000	DeCode Genetics, Inc., 3.5%, due 04/15/11	30,713
140,000	DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11	122,850	*
220,000	Medarex, Inc., (144A), 2.25%, due 05/15/11	219,175	*
30,000	MGI Pharma, Inc., 1.682%, due 03/02/24	21,975
135,000	MGI Pharma, Inc., (144A), 2.25%, due 03/02/24	98,888	*
75,000	Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24	73,847	†
75,000	Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24	73,604
315,000	Teva Pharmaceutical Industries, Ltd., 0.375%, due 11/15/22	438,304	†
175,000	Teva Pharmaceutical Industries, Ltd., (144A), 0.375%, due 11/15/22	243,502	*
	Total Pharmaceuticals	1,770,884

	Retail (2.4%)
320,000	Costco Companies, Inc., 0%, due 08/19/17	343,200
185,000	The Gap, Inc., 5.75%, due 03/15/09	253,450
	Total Retail	596,650
	Total Fixed Income Securities (Cost: $17,097,913) (73.2%)	18,545,205

Number of Shares	Equity Securities
	Convertible Preferred Stock

	Automotive (2.6%)
8,935	Ford Motor Co. Capital Trust II, $3.25	446,571
9,330	General Motors Corp., $1.3125	207,126
	Total Automotive	653,697

	Banking & Financial Services (4.6%)
7,825	Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219	351,640	†
3,100	Lehman Brothers Holdings, Inc., $1.563	87,110
3,165	Sovereign Capital Trust IV, $2.1875	156,272
2,725	State Street Corp., $13.50	564,075
	Total Banking & Financial Services	1,159,097

	Commercial Services (1.4%)
2,655	Xerox Corp., $6.25	366,124

	Electric Utilities (0.3%)
2,200	Aquila, Inc., $1.688	75,350	†

	Healthcare (2.1%)
6,380	Baxter International, Inc., $3.50	348,986	†
3,800	Omnicare, Inc., $2.00	190,950
	Total Healthcare	539,936

	Insurance (5.3%)
13,965	Chubb Corp., $1.75	392,416
4,700	Hartford Financial Services Group, Inc., $3.50	297,510
7,980	Phoenix Companies, Inc., Exchangeable Hilb, Rogal and Hamilton Co., $2.667	281,056
5,545	The St. Paul Travelers Companies, Inc., $4.50	366,635
	Total Insurance	1,337,617

	Media - Broadcasting & Publishing (2.3%)
7,250	Equity Securities Trust, Exchangeable Cablevision Systems Corp., $1.406	193,938
385	Radio One, Inc., $65.00	392,219
	Total Media - Broadcasting & Publishing	586,157

	Oil & Gas (1.6%)
110	Chesapeake Energy Corp., $41.25	133,650
225	Chesapeake Energy Corp., (144A), $41.25	273,375	*
	Total Oil & Gas	407,025

	Telecommunications (1.5%)
7,445	Alltel Corp., $3.875	374,111
	Total Convertible Preferred Stock (Cost: $4,770,377) (21.7%)	5,499,114

	Common Stock

	Banking & Financial Services (2.0%)
36,160	E*TRADE Group, Inc.	497,200	**

	Electronics (1.0%)
51,681	Solectron Corp.	256,855	**

	Investment Companies (1.0%)
7,000	NASDAQ 100 Index Trading Stock (ETF)	261,800	**
	Total Common Stock (Cost: $952,638) (4.0%)	1,015,855
	Total Equity Securities (Cost: $5,723,015) (25.7%)	6,514,969

Principal Amount	Short-Term Investments
$140,526	Bank of America, 2.26%, due 02/15/05	140,526	***
2,651	Bank of America, 2.27%, due 03/03/05	2,651	***
79,543	Bank of America, 2.3%, due 06/09/05	79,543	***
156,965	Bank of Montreal, 2.125%, due 02/02/05	156,965	***
131,046	Bank of Montreal, 2.5%, due 03/02/05	131,046	***
90,149	Bank of Nova Scotia, 2.32%, due 02/08/05	90,149	***
6,364	Bank of Nova Scotia, 2.37%, due 02/14/05	6,364	***
53,029	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	53,029	***
492,106	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	492,106	***
530,287	Calyon, 2.34%, due 02/02/05	530,287	***
26,514	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	26,514	***
265,143	Den Danske Bank, 2.4%, due 02/22/05	265,143	***
105,483	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	105,483	***
106,057	Fortis Bank, 2.3%, due 02/07/05	106,057	***
52,498	Fortis Bank, 2.44%, due 03/14/05	52,498	***
264,083	General Electric Capital Corp., 2.255%, due 02/01/05	264,083	***
51,995	Greyhawk Funding, 2.349%, due 02/08/05	51,995	***
51,973	Greyhawk Funding, 2.44%, due 03/07/05	51,973	***
116,663	Harris Trust & Savings Bank, 2.28%, due 02/03/05	116,663	***
612,158	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	612,158
52,028	Jupiter Securitization Corp., 2.479%, due 03/15/05	52,028	***
53,029	Lloyds TSB Bank, 2.28%, due 02/02/05	53,029	***
196,486	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	196,486	***
23,863	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	23,863	***

26,514	Park Avenue Receivables Corp., 2.479%, due 03/15/05	26,514	***
78,892	Ranger Funding, 2.375%, due 02/14/05	78,892	***
236,508	Royal Bank of Canada, 2.32%, due 02/09/05	236,508	***
130,451	Royal Bank of Scotland, 2.36%, due 02/15/05	130,451	***
265,143	Royal Bank of Scotland, 2.36%, due 02/17/05	265,143	***
2,651	Royal Bank of Scotland, 2.42%, due 03/07/05	2,651	***
55,150	Royal Bank of Scotland, 2.48%, due 03/18/05	55,150	***
4,242	Royal Bank of Scotland, 2.53%, due 03/21/05	4,242	***
53,029	Sheffiled Receivables Corp., 2.345%, due 02/11/05	53,029	***
22,802	Svenska Handlesbanken, 2.355%, due 02/14/05	22,802	***
250,826	Toronto Dominion Bank, 2.435%, due 03/16/05	250,826	***
53,029	Wells Fargo & Co., 2.44%, due 02/22/05	53,029	***
	Total Short-Term Investments (Cost: $4,839,876) (19.1%)	4,839,876

	Total Investments (Cost: $27,660,804) (118.0%)	29,900,050
	Liabilities in Excess of Other Assets (-18.0%)	(4,554,017)
	Net Assets (100.0%)	$25,346,033

Notes to the Schedule of Investments:

ETF	-	Exchange Traded Fund.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of these securities amounted to $7,842,620 or 30.94% of net assets.

**		Non-income producing.
***		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
^		Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Automotive	3.6%
Banking & Financial Services	11.0
Commercial Services	3.9
Communications	2.5
Computer Services	10.3
Computer Software	3.0
Electric Utilities	1.1
Electronics	11.2
Entertainment & Leisure	3.8
Healthcare	4.0
Industrial - Diversified	5.5
Lodging	0.7
Media - Broadcasting & Publishing	5.4
Medical Supplies	6.8
Oil & Gas	8.9
Pharmaceuticals	7.0
Retail	2.4
Insurance	5.3
Telecommunications	1.5
Investment Companies	1.0
Short-Term Investments	19.1
Total	118.0%

See accompanying notes to schedules of investments.

TCW Galileo Diversified Value Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Aerospace/Defense (9.4% of Net Assets)
32,050	Boeing Co.	$1,621,730
42,909	Honeywell International, Inc.	1,543,866
16,800	Textron, Inc.	1,209,264
9,900	United Technologies Corp.	996,732
	Total Aerospace/Defense	5,371,592

	Automotive (2.1%)
32,250	General Motors Corp.	1,187,122

	Banking & Financial Services (8.2%)
24,550	American Express Co.	1,309,742
51,418	J.P. Morgan Chase & Co., Inc.	1,919,434
23,900	Merrill Lynch & Company, Inc.	1,435,673
	Total Banking & Financial Services	4,664,849

	Beverages, Food & Tobacco (4.9%)
21,500	Flowers Foods, Inc.	655,965
47,600	Kraft Foods, Inc., Class A	1,617,448
31,100	Tyson Foods, Inc., Class A	533,987
	Total Beverages, Food & Tobacco	2,807,400

	Communications (2.3%)
34,900	Sony Corp. (ADR)	1,291,998

	Computer Services (4.1%)
73,557	Hewlett-Packard Co.	1,440,982
9,400	International Business Machines Corp.	878,148
	Total Computer Services	2,319,130

	Computer Software (1.7%)
37,000	Microsoft Corp.	972,360

	Electronics (4.6%)
96,200	Advanced Micro Devices, Inc.	1,519,960	*
43,500	Intersil Corp.	645,105
94,300	Solectron Corp.	468,671	*
	Total Electronics	2,633,736

	Energy & Oil Services (2.9%)
12,150	Halliburton Co.	499,729
25,700	Transocean, Inc.	1,130,800	*
	Total Energy & Oil Services	1,630,529

	Entertainment & Leisure (4.7%)
83,300	Mattel, Inc.	1,620,185
38,150	The Walt Disney Co.	1,092,234
	Total Entertainment & Leisure	2,712,419

	Healthcare (3.3%)
42,800	HCA, Inc.	1,905,456

	Insurance (9.0%)
20,700	Allstate Corp.	1,044,108
26,550	American International Group, Inc.	1,759,999
11,000	Chubb Corp.	819,280
36,200	Medco Health Solutions, Inc.	1,541,034	*
	Total Insurance	5,164,421

	Media - Broadcasting & Publishing (6.2%)
27,200	Comcast Corp., Class A	875,568	*
54,400	Readers Digest Association, Inc.	876,928
78,350	Time Warner, Inc.	1,410,300	*
10,200	Tribune Co.	407,796
	Total Media - Broadcasting & Publishing	3,570,592

	Medical Supplies (2.0%)
20,050	Becton Dickinson & Co.	1,135,833

	Oil & Gas (1.6%)
9,622	ConocoPhillips	892,825

	Paper & Forest Products (4.6%)
17,550	Kimberly-Clark Corp.	1,149,701
51,900	MeadWestvaco Corp.	1,499,391
	Total Paper & Forest Products	2,649,092

	Pharmaceuticals (2.3%)
17,300	Watson Pharmaceuticals, Inc.	516,059	*
20,100	Wyeth	796,563
	Total Pharmaceuticals	1,312,622

	Retail (7.3%)
27,900	May Department Stores Co.	945,810
40,500	Office Depot, Inc.	700,245	*
19,500	Sears Roebuck & Co.	979,875
70,950	Toys ‘R’ Us, Inc.	1,521,878	*
	Total Retail	4,147,808

	Telecommunications (2.4%)
321,000	Qwest Communications International, Inc.	1,348,200	*

	Transportation (5.8%)
35,100	CNF, Inc.	1,646,541
42,200	CSX Corp.	1,686,734
	Total Transportation	3,333,275

	Utilities (1.5%)
24,150	American Electric Power Company, Inc.	851,288
	Total Common Stock (Cost: $46,613,204) (90.9%)	51,902,547

Principal Amount	Short-Term Investments (Cost: $5,215,874) (9.1%)
$5,215,874	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	5,215,874

	Total Investments (Cost: $51,829,078) (100.0%)	57,118,421
	Liabilities in Excess of Other Assets (0.0%)	(4,383)
	Net Assets (100.0%)	$57,114,038

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	9.4%
Automotive	2.1
Banking & Financial Services	8.2
Beverages, Food & Tobacco	4.9
Communications	2.3
Computer Services	4.1
Computer Software	1.7
Electronics	4.6
Energy & Oil Services	2.9
Entertainment & Leisure	4.7
Healthcare	3.3
Insurance	9.0
Media - Broadcasting & Publishing	6.2
Medical Supplies	2.0
Oil & Gas	1.6
Paper & Forest Products	4.6
Pharmaceuticals	2.3
Retail	7.3
Telecommunications	2.4
Transportation	5.8
Utilities	1.5
Short-Term Investments	9.1
Total	100.0%

See accompanying notes to schedules of investments.

TCW Galileo Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Aerospace/Defense (7.2% of Net Assets)
199,100	Boeing Co.	$10,074,460
330,800	Honeywell International, Inc.	11,902,184
123,300	Textron, Inc.	8,875,134
	Total Aerospace/Defense	30,851,778

	Automotive (2.4%)
277,500	General Motors Corp.	10,214,775	†

	Banking & Financial Services (10.8%)
190,630	Bank of America Corp.	8,839,513
192,100	Citigroup, Inc.	9,422,505
462,600	Friedman, Billings, Ramsey Group, Inc.	9,103,968
273,000	J.P. Morgan Chase & Co., Inc.	10,191,090
145,900	Merrill Lynch & Company, Inc.	8,764,213
	Total Banking & Financial Services	46,321,289

	Beverages, Food & Tobacco (5.8%)
157,000	Flowers Foods, Inc.	4,790,070
340,600	Kraft Foods, Inc., Class A	11,573,588	†
377,100	Sara Lee Corp.	8,854,308
	Total Beverages, Food & Tobacco	25,217,966

	Chemicals (6.0%)
122,000	Air Products & Chemicals, Inc.	7,187,020
138,800	Dow Chemical Co.	6,898,360
248,100	Du Pont (E.I.) de Nemours & Co.	11,799,636
	Total Chemicals	25,885,016

	Communications (1.4%)
165,400	Sony Corp. (ADR)	6,123,108

	Computer Services (3.7%)
483,600	Hewlett-Packard Co.	9,473,724
71,500	International Business Machines Corp.	6,679,530
	Total Computer Services	16,153,254

	Computer Software (2.3%)
382,700	Microsoft Corp.	10,057,356

	Electronics (2.4%)
653,200	Advanced Micro Devices, Inc.	10,320,560	* †

	Energy & Oil Services (0.9%)
90,900	Halliburton Co.	3,738,717

	Entertainment & Leisure (4.7%)
595,700	Mattel, Inc.	11,586,365
304,200	The Walt Disney Co.	8,709,246
	Total Entertainment & Leisure	20,295,611

	Foods, Hotels & Restaurants (2.6%)
344,800	McDonald’s Corp.	11,168,072

	Healthcare (2.1%)
206,100	HCA, Inc.	9,175,572

	Insurance (9.2%)
78,600	Allstate Corp.	3,964,584
130,400	American International Group, Inc.	8,644,216
120,500	Chubb Corp.	8,974,840
213,000	Safeco Corp.	9,861,900
217,300	The St. Paul Travelers Companies, Inc.	8,157,442
	Total Insurance	39,602,982

	Oil & Gas (1.5%)
71,500	ConocoPhillips	6,634,485

	Paper & Forest Products (4.2%)
117,900	Kimberly-Clark Corp.	7,723,629
357,500	MeadWestvaco Corp.	10,328,175
	Total Paper & Forest Products	18,051,804

	Pharmaceuticals (1.4%)
148,600	Wyeth	5,889,018

	Real Estate (4.4%)
705,100	American Financial Realty Trust (REIT)	10,611,755
500,400	Crescent Real Estate Equities Co. (REIT)	8,291,628
	Total Real Estate	18,903,383

	Retail (5.1%)
412,200	May Department Stores Co.	13,973,580
155,500	Sears Roebuck & Co.	7,813,875	†
	Total Retail	21,787,455

	Telecommunications (4.7%)
158,400	Alltel Corp.	8,718,336	†
761,300	Nokia Oyj (ADR)	11,632,664
	Total Telecommunications	20,351,000

	Transportation (4.8%)
177,900	CNF, Inc.	8,345,289	†
305,600	CSX Corp.	12,214,832
	Total Transportation	20,560,121

	Utilities (1.9%)
228,500	American Electric Power Company, Inc.	8,054,625
	Total Common Stock (Cost: $363,104,575) (89.5%)	385,357,947

Principal Amount	Short-Term Investments
$1,400,449	Bank of America, 2.26%, due 02/15/05	1,400,449	**
26,424	Bank of America, 2.27%, due 03/03/05	26,424	**
792,707	Bank of America, 2.3%, due 06/09/05	792,707	**
1,564,276	Bank of Montreal, 2.125%, due 02/02/05	1,564,276	**
1,305,976	Bank of Montreal, 2.5%, due 03/02/05	1,305,976	**
898,402	Bank of Nova Scotia, 2.32%, due 02/08/05	898,402	**
63,417	Bank of Nova Scotia, 2.37%, due 02/14/05	63,417	**
528,471	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	528,471	**

4,904,215	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	4,904,215	**
5,284,716	Calyon, 2.34%, due 02/02/05	5,284,716	**
264,236	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	264,236	**
2,642,357	Den Danske Bank, 2.4%, due 02/22/05	2,642,357	**
1,051,220	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	1,051,220	**
1,056,944	Fortis Bank, 2.3%, due 02/07/05	1,056,944	**
523,187	Fortis Bank, 2.44%, due 03/14/05	523,187	**
2,631,788	General Electric Capital Corp., 2.255%, due 02/01/05	2,631,788	**
518,166	Greyhawk Funding, 2.349%, due 02/08/05	518,166	**
517,948	Greyhawk Funding, 2.44%, due 03/07/05	517,948	**
1,162,638	Harris Trust & Savings Bank, 2.28%, due 02/03/05	1,162,638	**
43,150,289	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	43,150,289
518,500	Jupiter Securitization Corp., 2.479%, due 03/15/05	518,500	**
528,471	Lloyds TSB Bank, 2.28%, due 02/02/05	528,471	**
1,958,132	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	1,958,132	**
237,812	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	237,812	**
264,236	Park Avenue Receivables Corp., 2.479%, due 03/15/05	264,236	**
786,223	Ranger Funding, 2.375%, due 02/14/05	786,223	**
2,356,983	Royal Bank of Canada, 2.32%, due 02/09/05	2,356,983	**
1,300,040	Royal Bank of Scotland, 2.36%, due 02/15/05	1,300,040	**
2,642,357	Royal Bank of Scotland, 2.36%, due 02/17/05	2,642,357	**
26,424	Royal Bank of Scotland, 2.42%, due 03/07/05	26,424	**
549,610	Royal Bank of Scotland, 2.48%, due 03/18/05	549,610	**
42,278	Royal Bank of Scotland, 2.53%, due 03/21/05	42,278	**
528,471	Sheffiled Receivables Corp., 2.345%, due 02/11/05	528,471	**
227,243	Svenska Handlesbanken, 2.355%, due 02/14/05	227,243	**
2,499,670	Toronto Dominion Bank, 2.435%, due 03/16/05	2,499,670	**
528,471	Wells Fargo & Co., 2.44%, due 02/22/05	528,471	**
	Total Short-Term Investments (Cost: $85,282,747) (19.8%)	85,282,747

	Total Investments (Cost: $448,387,322) (109.3%)	470,640,694
	Liabilities in Excess of Other Assets (-9.3%)	(39,997,653)
	Net Assets (100.0%)	$430,643,041

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.
*		Non-income producing.
**		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	7.2%
Automotive	2.4
Banking & Financial Services	10.8
Beverages, Food & Tobacco	5.8
Chemicals	6.0
Communications	1.4
Computer Services	3.7
Computer Software	2.3
Electronics	2.4
Energy & Oil Services	0.9
Entertainment & Leisure	4.7
Foods, Hotels & Restaurants	2.6
Healthcare	2.1
Insurance	9.2
Oil & Gas	1.5
Paper & Forest Products	4.2
Pharmaceuticals	1.4
Real Estate	4.4
Retail	5.1
Telecommunications	4.7
Transportation	4.8
Utilities	1.9
Short-Term Investments	19.8
Total	109.3%

See accompanying notes to schedules of investments.

TCW Galileo Focused Large Cap Value Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Aerospace/Defense (2.6% of Net Assets)
335	General Dynamics Corp.	$34,589
370	Northrop Grumman Corp.	19,196
	Total Aerospace/Defense	53,785

	Banking & Financial Services (13.7%)
2,000	Citigroup, Inc.	98,100
1,190	H&R Block, Inc.	57,489
1,800	J.P. Morgan Chase & Co., Inc.	67,194
1,055	Morgan Stanley	59,038
	Total Banking & Financial Services	281,821

	Beverages, Food & Tobacco (1.1%)
645	Sysco Corp.	22,556

	Chemicals (4.9%)
1,710	Air Products & Chemicals, Inc.	100,736

	Commercial Services (3.4%)
2,070	Ecolab, Inc.	69,656

	Computer Services (2.0%)
990	Dell, Inc.	41,342	*

	Computer Software (5.6%)
5,530	Oracle Corp.	76,148	*
4,455	Siebel Systems, Inc.	38,803	*
	Total Computer Software	114,951

	Electrical Equipment (4.0%)
2,300	General Electric Co.	83,099

	Electronics (5.5%)
2,020	Intel Corp.	45,349
2,885	Texas Instruments, Inc.	66,961
	Total Electronics	112,310

	Energy & Oil Services (13.7%)
1,100	Apache Corp.	59,862
2,190	Halliburton Co.	90,075
1,025	Schlumberger, Ltd.	69,741
1,422	Transocean, Inc.	62,568	*
	Total Energy & Oil Services	282,246

	Entertainment & Leisure (2.5%)
2,580	Hasbro, Inc.	50,568

	Industrial - Diversified (7.3%)
690	3M Co.	58,208
2,560	Tyco International, Ltd.	92,518
	Total Industrial - Diversified	150,726

	Insurance (3.1%)
2,845	Aon Corp.	64,695

	Metals (6.5%)
2,030	Alcoa, Inc.	59,905
595	Rio Tinto PLC (ADR)	74,732
	Total Metals	134,637

	Office Equipment & Supplies (3.7%)
1,270	Avery Dennison Corp.	76,314

	Oil & Gas (2.9%)
1,120	Noble Corp.	59,752	*

	Paper & Forest Products (1.0%)
315	Weyerhaeuser Co.	19,656

	Pharmaceuticals (1.9%)
700	Cardinal Health, Inc.	39,424

	Retail (8.6%)
635	Costco Wholesale Corp.	30,016
1,970	Kohl’s Corp.	92,610	*
2,465	The Gap, Inc.	54,255
	Total Retail	176,881

	Telecommunications (3.8%)
1,060	Motorola, Inc.	16,684
4,050	Nokia Oyj (ADR)	61,884
	Total Telecommunications	78,568

	Transportation (1.0%)
575	Norfolk Southern Corp.	20,079
	Total Common Stock (Cost: $1,791,666) (98.8%)	2,033,802

Principal Amount	Short-Term Investments (Cost: $58,941) (2.9%)
$58,941	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	58,941

	Total Investments (Cost: $1,850,607) (101.7%)	2,092,743
	Liabilities in Excess of Other Assets (-1.7%)	(34,272)
	Net Assets (100.0%)	$2,058,471

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	2.6%
Banking & Financial Services	13.7
Beverages, Food & Tobacco	1.1
Chemicals	4.9
Commercial Services	3.4
Computer Services	2.0
Computer Software	5.6
Electrical Equipment	4.0
Electronics	5.5
Energy & Oil Services	13.7
Entertainment & Leisure	2.5
Industrial - Diversified	7.3
Insurance	3.1
Metals	6.5
Office Equipment & Supplies	3.7
Oil & Gas	2.9
Paper & Forest Products	1.0
Pharmaceuticals	1.9
Retail	8.6
Telecommunications	3.8
Transportation	1.0
Short-Term Investments	2.9
Total	101.7%

See accompanying notes to schedules of investments.

TCW Galileo Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Advertising (3.6% of Net Assets)
4,650	Lamar Advertising Co.	$199,857	*
8,650	Monster Worldwide, Inc.	270,658	*
	Total Advertising	470,515

	Banking & Financial Services (12.8%)
3,300	Commerce Bancorp, Inc.	189,882
13,800	E*TRADE Group, Inc.	189,750	*
6,200	Jackson Hewitt Tax Service, Inc.	138,136
10,250	SEI Investments Co.	382,940
4,500	Signature Bank	136,935	*
7,200	T. Rowe Price Group, Inc.	430,920
6,700	TCF Financial Corp.	188,337
	Total Banking & Financial Services	1,656,900

	Biological Products (1.5%)
8,000	MedImmune, Inc.	189,240	*

	Commercial Services (19.0%)
1,450	51job, Inc. (ADR)	35,090	*
6,700	Advisory Board Co.	238,855	*
9,050	Alliance Data Systems Corp.	392,951	*
2,050	Bright Horizons Family Solutions, Inc.	120,130	*
5,450	Corporate Executive Board Co.	348,255
2,350	Ctrip.com International, Ltd. (ADR)	96,818	*
1,250	Manpower, Inc.	60,812
6,400	Resources Connection, Inc.	326,464	*
19,300	Robert Half International, Inc.	585,562
2,300	Strayer Education, Inc.	246,905
	Total Commercial Services	2,451,842

	Computer Services (13.0%)
2,650	ChoicePoint, Inc.	121,900	*
11,600	Cognizant Technology Solutions Corp.	439,640	*
2,600	Mercury Interactive Corp.	113,802	*
11,750	Salesforce.com, Inc.	160,975	*
23,850	Yahoo!, Inc.	839,758	*
	Total Computer Services	1,676,075

	Electronics (7.2%)
850	KLA-Tencor Corp.	39,312	*
5,700	Marvell Technology Group, Ltd.	190,665	*
4,800	Maxim Integrated Products, Inc.	187,248
4,250	Silicon Laboratories, Inc.	144,925	*
12,800	XILINX, Inc.	373,632
	Total Electronics	935,782

	Energy & Oil Services (1.2%)
3,150	BJ Services Co.	151,357

	Entertainment & Leisure (0.3%)
1,000	Las Vegas Sands Corp.	43,400	*

	Financial Services (2.1%)
11,700	CapitalSource, Inc.	276,237	*

	Foods, Hotels & Restaurants (1.0%)
2,400	P.F. Chang’s China Bistro, Inc.	133,416	*

	Healthcare (8.2%)
5,400	Affymetrix, Inc.	222,264	*
4,100	Express Scripts, Inc.	304,179	*
11,100	Genentech, Inc.	529,581	*
	Total Healthcare	1,056,024

	Heavy Machinery (3.0%)
6,550	Smith International, Inc.	387,760	*

	Industrial - Diversified (1.8%)
6,750	MSC Industrial Direct Co.	233,685

	Insurance (0.2%)
1,400	National Interstate Corp.	21,770	*

	Lodging (1.4%)
2,350	Four Seasons Hotels, Inc.	180,856

	Medical Supplies (1.8%)
2,500	Foxhollow Technologies, Inc.	70,500	*
3,400	IntraLase Corp.	78,200	*
2,800	Kyphon, Inc.	76,916	*
	Total Medical Supplies	225,616

	Pharmaceuticals (3.8%)
6,750	Encysive Pharmaceuticals, Inc.	63,450	*
3,950	Inspire Pharmaceuticals, Inc.	58,460	*
2,650	MGI Pharma, Inc.	60,129	*
4,350	Nektar Therapeutics	73,298	*
1,500	Neurocrine Biosciences, Inc.	68,625	*
3,250	Onyx Pharmaceuticals, Inc.	94,380	*
4,350	Vicuron Pharmaceuticals, Inc.	65,903	*
	Total Pharmaceuticals	484,245

	Retail (14.0%)
10,750	Amazon.com, Inc.	464,615	*
8,100	eBay, Inc.	660,150	*
14,500	InterActiveCorp.	351,335	*
7,800	Netflix.com, Inc.	89,700	*
3,150	Urban Outfitters, Inc.	132,521	*
3,250	Williams-Sonoma, Inc.	112,450	*
	Total Retail	1,810,771

	Telecommunications (3.1%)
11,500	Juniper Networks, Inc.	288,995	*
6,050	Polycom, Inc.	104,544	*
	Total Telecommunications	393,539
	Total Common Stock (Cost: $12,094,419) (99.0%)	12,779,030

Principal Amount	Short-Term Investments (Cost: $220,462) (1.7%)
$220,462	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	220,462

	Total Investments (Cost: $12,314,881) (100.7%)	12,999,492
	Liabilities in Excess of Other Assets (-0.7%)	(85,016)
	Net Assets (100.0%)	$12,914,476

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Advertising	3.6%
Banking & Financial Services	12.8
Biological Products	1.5
Commercial Services	19.0
Computer Services	13.0
Electronics	7.2
Energy & Oil Services	1.2
Entertainment & Leisure	0.3
Financial Services	2.1
Foods, Hotels & Restaurants	1.0
Healthcare	8.2
Heavy Machinery	3.0
Industrial - Diversified	1.8
Insurance	0.2
Lodging	1.4
Medical Supplies	1.8
Pharmaceuticals	3.8
Retail	14.0
Telecommunications	3.1
Short-Term Investments	1.7
Total	100.7%

See accompanying notes to schedules of investments.

TCW Galileo Growth Insights Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Apparel Retailers (2.6% of Net Assets)
644	Chico’s FAS, Inc.	$33,926	*

	Banking & Financial Services (6.4%)
442	Commerce Bancorp, Inc.	25,433
800	Countrywide Financial Corp.	29,600
385	Legg Mason, Inc.	29,734
	Total Banking & Financial Services	84,767

	Beverages, Food & Tobacco (2.0%)
738	Sysco Corp.	25,808

	Biological Products (3.5%)
1,190	Gilead Sciences, Inc.	39,389	*
260	MedImmune, Inc.	6,150	*
	Total Biological Products	45,539

	Computer Services (2.4%)
1,041	Foundry Networks, Inc.	10,701	*
600	Yahoo!, Inc.	21,126	*
	Total Computer Services	31,827

	Computer Software (7.8%)
557	Electronic Arts, Inc.	35,837	*
2,550	Oracle Corp.	35,113	*
1,382	Symantec Corp.	32,270	*
	Total Computer Software	103,220

	Education (2.4%)
411	Apollo Group, Inc.	32,136	*

	Electrical Equipment (3.3%)
614	Analog Devices, Inc.	22,036
1,303	Applied Materials, Inc.	20,718	*
	Total Electrical Equipment	42,754

	Electronics (8.3%)
220	Freescale Semiconductor, Inc., Class B	3,843	*
489	KLA-Tencor Corp.	22,616	*
620	Marvell Technology Group, Ltd.	20,739	*
550	Maxim Integrated Products, Inc.	21,455
1,029	Semtech Corp.	18,913	*
754	XILINX, Inc.	22,009
	Total Electronics	109,575

	Foods, Hotels & Restaurants (3.6%)
900	BJ’s Restaurants, Inc.	13,941	*
600	P.F. Chang’s China Bistro, Inc.	33,354	*
	Total Foods, Hotels & Restaurants	47,295

	Healthcare (2.8%)
758	Genentech, Inc.	36,164	*

	Insurance (2.6%)
50	Markel Corp.	17,050	*
205	Progressive Corp.	17,148
	Total Insurance	34,198

	Investment Companies (15.4%)
3,616	Consumer Staples Select Sector SPDR Fund (ETF)	84,434
651	Energy Select Sector SPDR Fund (ETF)	24,445
1,795	Industrial Select Sector SPDR Fund (ETF)	54,101
655	Materials Select Sector SPDR Trust (ETF)	18,884
381	Vanguard Industrials VIPERs (ETF)	20,281
	Total Investment Companies	202,145

	Media - Broadcasting & Publishing (2.5%)
1,050	XM Satellite Radio Holdings, Inc.	33,505	*

	Medical Supplies (10.3%)
687	Allergan, Inc.	52,178
578	Foxhollow Technologies, Inc.	16,300	*
1,039	IntraLase Corp.	23,897	*
711	Medtronic, Inc.	37,320
350	Wilson Greatbatch Technologies, Inc.	6,230	*
	Total Medical Supplies	135,925

	Pharmaceuticals (5.5%)
560	Cardinal Health, Inc.	31,539
1,405	Teva Pharmaceutical Industries, Limited (ADR)	40,366
	Total Pharmaceuticals	71,905

	Retail (10.4%)
623	Amazon.com, Inc.	26,926	*
780	Blue Nile, Inc.	21,840	*
245	eBay, Inc.	19,968	*
786	Tractor Supply Co.	28,139	*
950	Walgreen Co.	40,480
	Total Retail	137,353

	Telecommunications (8.6%)
600	American Tower Corp.	10,872	*
2,000	Motorola, Inc.	31,480
950	Qualcomm, Inc.	35,378
493	Research In Motion, Limited	35,146	*
	Total Telecommunications	112,876

	Transportation (1.0%)
170	United Parcel Service, Inc., Class B	12,696
	Total Common Stock (Cost: $1,171,762) (101.4%)	1,333,614

Principal Amount	Short-Term Investments (Cost: $6,545) (0.5%)
$6,545	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	6,545

	Total Investments (Cost: $1,178,307) (101.9%)	1,340,159
	Liabilities in Excess of Other Assets (-1.9%)	(24,835)
	Net Assets (100.0%)	$1,315,324

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
*		Non-income producing.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Apparel Retailers	2.6%
Banking & Financial Services	6.4
Beverages, Food & Tobacco	2.0
Biological Products	3.5
Computer Services	2.4
Computer Software	7.8
Education	2.4
Electrical Equipment	3.3
Electronics	8.3
Foods, Hotels & Restaurants	3.6
Healthcare	2.8
Insurance	2.6
Investment Companies	15.4
Media - Broadcasting & Publishing	2.5
Medical Supplies	10.3
Pharmaceuticals	5.5
Retail	10.4
Telecommunications	8.6
Transportation	1.0
Short-Term Investments	0.5
Total	101.9%

See accompanying notes to schedules of investments.

TCW Galileo Large Cap Core Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Aerospace/Defense (3.9% of Net Assets)
525	Boeing Co.	$26,565
135	General Dynamics Corp.	13,939
	Total Aerospace/Defense	40,504

	Automotive (2.0%)
350	Harley-Davidson, Inc.	21,039

	Banking & Financial Services (12.3%)
645	Citigroup, Inc.	31,637
395	Commerce Bancorp, Inc.	22,728
810	Countrywide Financial Corp.	29,970
490	J.P. Morgan Chase & Co., Inc.	18,292
975	MBNA Corp.	25,916
	Total Banking & Financial Services	128,543

	Beverages, Food & Tobacco (5.7%)
255	Altria Group, Inc.	16,277
295	Anheuser-Busch Companies, Inc.	14,508
370	Coca-Cola Co. (The)	15,351
255	General Mills, Inc.	13,512
	Total Beverages, Food & Tobacco	59,648

	Biological Products (1.5%)
255	Amgen, Inc.	15,871	*

	Chemicals (1.1%)
115	Dow Chemical Co.	5,716
135	Praxair, Inc.	5,825
	Total Chemicals	11,541

	Computer Services (4.9%)
370	Dell, Inc.	15,451	*
160	Infosys Technologies, Ltd. (ADR)	10,566
705	Yahoo!, Inc.	24,823	*
	Total Computer Services	50,840

	Computer Software (6.1%)
155	Electronic Arts, Inc.	9,973	*
705	Microsoft Corp.	18,527
1,170	Oracle Corp.	16,111	*
820	Symantec Corp.	19,147	*
	Total Computer Software	63,758

	Cosmetics & Household Products (2.7%)
295	Estee Lauder Companies, Inc. (The)	13,316
275	Procter & Gamble Co.	14,638
	Total Cosmetics & Household Products	27,954

	Electrical Equipment (2.9%)
830	General Electric Co.	29,988

	Electronics (1.4%)
645	Intel Corp.	14,480

	Energy & Oil Services (5.8%)
115	Baker Hughes, Inc.	4,980
330	Exxon Mobil Corp.	17,028
195	Peabody Energy Corp.	16,526
505	Transocean, Inc.	22,220	*
	Total Energy & Oil Services	60,754

	Financial Services (1.1%)
175	Franklin Resources, Inc.	11,876

	Healthcare (4.1%)
160	Express Scripts, Inc.	11,870	*
310	Genentech, Inc.	14,790	*
255	Johnson & Johnson, Inc.	16,499
	Total Healthcare	43,159

	Industrial - Diversified (3.2%)
920	Tyco International, Ltd.	33,249

	Insurance (5.0%)
330	American International Group, Inc.	21,876
625	Axis Capital Holdings, Ltd.	17,100
155	Progressive Corp.	12,966
	Total Insurance	51,942

	Media - Broadcasting & Publishing (3.9%)
470	Comcast Corp., Special Class A	14,857	*
720	Time Warner, Inc.	12,960	*
330	Viacom, Inc., Class B	12,322
	Total Media - Broadcasting & Publishing	40,139

	Medical Supplies (4.1%)
275	Allergan, Inc.	20,886
550	St. Jude Medical, Inc.	21,604	*
	Total Medical Supplies	42,490

	Metals (0.6%)
135	Newmont Mining Corp.	5,615

	Oil & Gas (3.6%)
310	BP PLC (ADR)	18,482
370	Valero Energy Corp.	19,251
	Total Oil & Gas	37,733

	Pharmaceuticals (3.0%)
275	Cardinal Health, Inc.	15,488
295	Lilly (Eli) & Co.	16,001
	Total Pharmaceuticals	31,489

	Real Estate (2.5%)
935	Equity Office Properties Trust (REIT)	26,161

	Restaurants (1.1%)
390	Darden Restaurants, Inc.	11,528

	Retail (6.5%)
215	Amazon.com, Inc.	9,292	*
215	eBay, Inc.	17,523	*
310	Kohl’s Corp.	14,573	*
510	Wal-Mart Stores, Inc.	26,724
	Total Retail	68,112

	Telecommunications (5.0%)
160	Alltel Corp.	8,806
365	Juniper Networks, Inc.	9,172	*
705	Qualcomm, Inc.	26,254
215	Verizon Communications, Inc.	7,652
	Total Telecommunications	51,884

	Telephone Communications, exc. Radio (1.7%)
1,320	Citizens Communications Co.	17,807

	Transportation (1.8%)
560	Canadian Pacific Railway, Ltd.	18,861

	Utilities (3.2%)
780	Duke Energy Corp.	20,896
375	Southern Co. (The)	12,664
	Total Utilities	33,560
	Total Common Stock (Cost: $1,012,866) (100.7%)	1,050,525

Principal Amount	Short-Term Investments (Cost: $14,910) (1.4%)
$14,910	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	14,910

	Total Investments (Cost: $1,027,776) (102.1%)	1,065,435
	Liabilities in Excess of Other Assets (-2.1%)	(21,928)
	Net Assets (100.0%)	$1,043,507

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.
*		Non-income producing.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	3.9%
Automotive	2.0
Banking & Financial Services	12.3
Beverages, Food & Tobacco	5.7
Biological Products	1.5
Chemicals	1.1
Computer Services	4.9
Computer Software	6.1
Cosmetics & Household Products	2.7
Electrical Equipment	2.9
Electronics	1.4
Energy & Oil Services	5.8
Financial Services	1.1
Healthcare	4.1
Industrial - Diversified	3.2
Insurance	5.0
Media - Broadcasting & Publishing	3.9
Medical Supplies	4.1
Metals	0.6
Oil & Gas	3.6
Pharmaceuticals	3.0
Real Estate	2.5
Restaurants	1.1
Retail	6.5
Telecommunications	5.0
Telephone Communications, exc. Radio	1.7
Transportation	1.8
Utilities	3.2
Short-Term Investments	1.4
Total	102.1%

See accompanying notes to schedules of investments.

TCW Galileo Large Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Banking & Financial Services (6.2% of Net Assets)
850	American Express Co.	$45,347
500	Morgan Stanley	27,980
850	T. Rowe Price Group, Inc.	50,872
4,350	The Charles Schwab Corp.	48,894
	Total Banking & Financial Services	173,093

	Beverages, Food & Tobacco (2.9%)
600	Altria Group, Inc.	38,298
300	General Mills, Inc.	15,897
600	Kellogg Co.	26,784
	Total Beverages, Food & Tobacco	80,979

	Biological Products (2.4%)
1,100	Amgen, Inc.	68,464	*

	Commercial Services (2.3%)
2,100	Robert Half International, Inc.	63,714

	Computer Services (11.8%)
7,350	Cisco Systems, Inc.	132,594	*
1,800	Dell, Inc.	75,168	*
1,450	Network Appliance, Inc.	46,168	*
2,150	Yahoo!, Inc.	75,701	*
	Total Computer Services	329,631

	Computer Software (8.8%)
3,400	Microsoft Corp.	89,352
4,050	Oracle Corp.	55,768	*
2,850	Symantec Corp.	66,548	*
1,350	Veritas Software Corp.	34,722	*
	Total Computer Software	246,390

	Cosmetics & Household Products (5.0%)
1,000	Gillette Co.	50,720
1,700	Procter & Gamble Co.	90,491
	Total Cosmetics & Household Products	141,211

	Electrical Equipment (7.1%)
1,200	Applied Materials, Inc.	19,080	*
5,000	General Electric Co.	180,650
	Total Electrical Equipment	199,730

	Electronics (7.6%)
2,900	Intel Corp.	65,105
2,150	Maxim Integrated Products, Inc.	83,872	†
2,200	XILINX, Inc.	64,218
	Total Electronics	213,195

	Entertainment & Leisure (1.0%)
2,567	Liberty Media Corp.	26,799

	Food Retailers (2.1%)
1,100	Starbucks Corp.	59,400	*

	Foods, Hotels & Restaurants (1.6%)
850	PepsiCo, Inc.	45,645

	Healthcare (7.3%)
700	Express Scripts, Inc.	51,933	*
1,050	Genentech, Inc.	50,096	*
1,600	Johnson & Johnson, Inc.	103,520
	Total Healthcare	205,549

	Industrial - Diversified (1.2%)
950	Tyco International, Ltd.	34,333

	Insurance (2.1%)
900	American International Group, Inc.	59,661

	Media - Broadcasting & Publishing (3.5%)
1,600	Comcast Corp., Special Class A	50,576	*
113	Liberty Media International, Inc., Class A	5,117	* †
1,500	Univision Communications, Inc.	40,965	*
	Total Media - Broadcasting & Publishing	96,658

	Medical Supplies (6.7%)
350	Allergan, Inc.	26,583
2,100	Boston Scientific Corp.	69,426	*
1,000	Medtronic, Inc.	52,490
1,000	St. Jude Medical, Inc.	39,280	*
	Total Medical Supplies	187,779

	Pharmaceuticals (7.2%)
850	Abbott Laboratories	38,267
600	Genzyme Corp.	34,926	*
900	Lilly (Eli) & Co.	48,816
3,300	Pfizer, Inc.	79,728
	Total Pharmaceuticals	201,737

	Retail (6.1%)
650	Amazon.com, Inc.	28,093	* †
800	Costco Wholesale Corp.	37,816
500	eBay, Inc.	40,750	*
1,250	Wal-Mart Stores, Inc.	65,500
	Total Retail	172,159

	Telecommunications (4.0%)
1,000	EchoStar Communications Corp.	30,510	*
900	Juniper Networks, Inc.	22,617	* †
1,550	Qualcomm, Inc.	57,722
	Total Telecommunications	110,849

	Textiles, Clothing & Fabrics (1.2%)
800	Cintas Corp.	34,800

	Transportation (0.9%)
350	United Parcel Service, Inc., Class B	26,138
	Total Common Stock (Cost: $2,848,364) (99.0%)	2,777,914

Principal Amount	Short-Term Investments
$2,194	Bank of America, 2.26%, due 02/15/05	2,194	**
42	Bank of America, 2.27%, due 03/03/05	42	**
1,242	Bank of America, 2.3%, due 06/09/05	1,242	**
2,451	Bank of Montreal, 2.125%, due 02/02/05	2,451	**
2,046	Bank of Montreal, 2.5%, due 03/02/05	2,046	**
1,408	Bank of Nova Scotia, 2.32%, due 02/08/05	1,408	**
99	Bank of Nova Scotia, 2.37%, due 02/14/05	99	**
829	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	829	**
7,684	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	7,684	**
8,281	Calyon, 2.34%, due 02/02/05	8,281	**
414	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	414	**
4,140	Den Danske Bank, 2.4%, due 02/22/05	4,140	**
1,647	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	1,647	**
1,656	Fortis Bank, 2.3%, due 02/07/05	1,656	**
820	Fortis Bank, 2.44%, due 03/14/05	820	**
4,124	General Electric Capital Corp., 2.255%, due 02/01/05	4,124	**
812	Greyhawk Funding, 2.349%, due 02/08/05	812	**
812	Greyhawk Funding, 2.44%, due 03/07/05	812	**
1,822	Harris Trust & Savings Bank, 2.28%, due 02/03/05	1,822	**
71,402	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	71,402
811	Jupiter Securitization Corp., 2.479%, due 03/15/05	811	**
829	Lloyds TSB Bank, 2.28%, due 02/02/05	829	**
3,068	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	3,068	**
372	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	372	**
414	Park Avenue Receivables Corp., 2.479%, due 03/15/05	414	**
1,232	Ranger Funding, 2.375%, due 02/14/05	1,232	**
3,694	Royal Bank of Canada, 2.32%, due 02/09/05	3,694	**
2,037	Royal Bank of Scotland, 2.36%, due 02/15/05	2,037	**
4,140	Royal Bank of Scotland, 2.36%, due 02/17/05	4,140	**
42	Royal Bank of Scotland, 2.42%, due 03/07/05	42	**
861	Royal Bank of Scotland, 2.48%, due 03/18/05	861	**
66	Royal Bank of Scotland, 2.53%, due 03/21/05	66	**
829	Sheffiled Receivables Corp., 2.345%, due 02/11/05	829	**
356	Svenska Handlesbanken, 2.355%, due 02/14/05	356	**
3,917	Toronto Dominion Bank, 2.435%, due 03/16/05	3,917	**
829	Wells Fargo & Co., 2.44%, due 02/22/05	829	**
	Total Short-Term Investments (Cost: $137,422) (4.9%)	137,422

	Total Investments (Cost: $2,985,786) (103.9%)	2,915,336
	Liabilities in Excess of Other Assets (-3.9%)	(109,043)
	Net Assets (100.0%)	$2,806,293

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking & Financial Services	6.2%
Beverages, Food & Tobacco	2.9
Biological Products	2.4
Commercial Services	2.3
Computer Services	11.8
Computer Software	8.8
Cosmetics & Household Products	5.0
Electrical Equipment	7.1
Electronics	7.6
Entertainment & Leisure	1.0
Food Retailers	2.1
Foods, Hotels & Restaurants	1.6
Healthcare	7.3
Industrial - Diversified	1.2
Insurance	2.1
Media - Broadcasting & Publishing	3.5
Medical Supplies	6.7
Pharmaceuticals	7.2
Retail	6.1
Telecommunications	4.0
Textiles, Clothing & Fabrics	1.2
Transportation	0.9
Short-Term Investments	4.9
Total	103.9%

See accompanying notes to schedules of investments.

TCW Galileo Large Cap Value Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Aerospace/Defense (2.8% of Net Assets)
8,750	Boeing Co.	$442,750
12,875	General Dynamics Corp.	1,329,344
20,000	Northrop Grumman Corp.	1,037,600
	Total Aerospace/Defense	2,809,694

	Banking & Financial Services (17.3%)
21,550	American Express Co.	1,149,692
18,540	Bank of America Corp.	859,700
100,867	Citigroup, Inc.	4,947,526
10,750	Goldman Sachs Group, Inc.	1,159,387
25,200	H&R Block, Inc.	1,217,412	†
66,244	J.P. Morgan Chase & Co., Inc.	2,472,889
11,800	Merrill Lynch & Company, Inc.	708,826
20,190	Morgan Stanley	1,129,832
62,150	The Charles Schwab Corp.	698,566
47,800	Wells Fargo & Co.	2,930,140
	Total Banking & Financial Services	17,273,970

	Beverages, Food & Tobacco (0.6%)
15,810	Sysco Corp.	552,876

	Chemicals (5.4%)
49,880	Air Products & Chemicals, Inc.	2,938,431
27,800	Dow Chemical Co.	1,381,660
11,300	Du Pont (E.I.) de Nemours & Co.	537,428
12,750	Praxair, Inc.	550,162
	Total Chemicals	5,407,681

	Commercial Services (1.5%)
44,765	Ecolab, Inc.	1,506,342	†

	Computer Services (1.2%)
23,600	Dell, Inc.	985,536	*
8,545	Novellus Systems, Inc.	223,452
	Total Computer Services	1,208,988

	Computer Software (3.2%)
163,800	Oracle Corp.	2,255,526	*
108,080	Siebel Systems, Inc.	941,377	*
	Total Computer Software	3,196,903

	Electrical Equipment (3.7%)
19,550	Applied Materials, Inc.	310,845	*
94,690	General Electric Co.	3,421,150
	Total Electrical Equipment	3,731,995

	Electronics (4.4%)
15,900	Emerson Electric Co.	1,069,116
67,265	Intel Corp.	1,510,099
77,200	Texas Instruments, Inc.	1,791,812
	Total Electronics	4,371,027

	Energy & Oil Services (15.2%)
8,000	Anadarko Petroleum Corp.	529,680	†
24,700	Apache Corp.	1,344,174
32,400	Devon Energy Corp.	1,317,708	†
79,196	Exxon Mobil Corp.	4,086,514
74,300	Halliburton Co.	3,055,959
12,900	Peabody Energy Corp.	1,093,275
25,280	Schlumberger, Ltd.	1,720,051
46,704	Transocean, Inc.	2,054,976	* †
	Total Energy & Oil Services	15,202,337

	Entertainment & Leisure (1.7%)
88,050	Hasbro, Inc.	1,725,780

	Foods, Hotels & Restaurants (0.6%)
18,155	McDonald’s Corp.	588,040

	Industrial - Diversified (7.4%)
27,035	3M Co.	2,280,673
16,560	Danaher Corp.	908,813
116,450	Tyco International, Ltd.	4,208,503
	Total Industrial - Diversified	7,397,989

	Insurance (8.9%)
38,600	Allstate Corp.	1,946,984
64,150	American International Group, Inc.	4,252,504
84,915	Aon Corp.	1,930,967
10,750	Hartford Financial Services Group	723,367
	Total Insurance	8,853,822

	Media - Broadcasting & Publishing (2.0%)
110,900	Time Warner, Inc.	1,996,200	*

	Metals (6.0%)
51,950	Alcoa, Inc.	1,533,044
32,600	Newmont Mining Corp.	1,355,834	†
24,635	Rio Tinto PLC (ADR)	3,094,156
	Total Metals	5,983,034

	Office Equipment & Supplies (2.6%)
44,080	Avery Dennison Corp.	2,648,767

	Paper & Forest Products (0.5%)
7,355	Weyerhaeuser Co.	458,952

	Pharmaceuticals (3.5%)
26,900	Cardinal Health, Inc.	1,515,008
80,100	Pfizer, Inc.	1,935,216
	Total Pharmaceuticals	3,450,224

	Retail (7.8%)
28,870	Costco Wholesale Corp.	1,364,685
38,500	Home Depot, Inc.	1,588,510
73,000	Kohl’s Corp.	3,431,730	*
66,210	The Gap, Inc.	1,457,282
	Total Retail	7,842,207

	Telecommunications (2.3%)
29,850	Motorola, Inc.	469,839
120,100	Nokia Oyj (ADR)	1,835,128
	Total Telecommunications	2,304,967

	Transportation (0.5%)
13,880	Norfolk Southern Corp.	484,691
	Total Common Stock (Cost: $82,476,636) (99.1%)	98,996,486

Principal Amount	Short-Term Investments
$216,357	Bank of America, 2.26%, due 02/15/05	216,357	**
4,082	Bank of America, 2.27%, due 03/03/05	4,082	**
122,466	Bank of America, 2.3%, due 06/09/05	122,466	**
241,667	Bank of Montreal, 2.125%, due 02/02/05	241,667	**
201,762	Bank of Montreal, 2.5%, due 03/02/05	201,762	**
138,795	Bank of Nova Scotia, 2.32%, due 02/08/05	138,795	**
9,798	Bank of Nova Scotia, 2.37%, due 02/14/05	9,798	**
81,644	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	81,644	**
757,658	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	757,658	**
816,442	Calyon, 2.34%, due 02/02/05	816,442	**
40,822	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	40,822	**
408,221	Den Danske Bank, 2.4%, due 02/22/05	408,221	**
162,404	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	162,404	**
163,288	Fortis Bank, 2.3%, due 02/07/05	163,288	**
80,828	Fortis Bank, 2.44%, due 03/14/05	80,828	**
406,588	General Electric Capital Corp., 2.255%, due 02/01/05	406,588	**
80,052	Greyhawk Funding, 2.349%, due 02/08/05	80,052	**
80,018	Greyhawk Funding, 2.44%, due 03/07/05	80,018	**
179,617	Harris Trust & Savings Bank, 2.28%, due 02/03/05	179,617	**
1,145,203	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	1,145,203
80,104	Jupiter Securitization Corp., 2.479%, due 03/15/05	80,104	**
81,644	Lloyds TSB Bank, 2.28%, due 02/02/05	81,644	**
302,514	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	302,514	**
36,740	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	36,740	**

40,822	Park Avenue Receivables Corp., 2.479%, due 03/15/05	40,822	**
121,464	Ranger Funding, 2.375%, due 02/14/05	121,464	**
364,134	Royal Bank of Canada, 2.32%, due 02/09/05	364,134	**
200,845	Royal Bank of Scotland, 2.36%, due 02/15/05	200,845	**
408,221	Royal Bank of Scotland, 2.36%, due 02/17/05	408,221	**
4,082	Royal Bank of Scotland, 2.42%, due 03/07/05	4,082	**
84,910	Royal Bank of Scotland, 2.48%, due 03/18/05	84,910	**
6,531	Royal Bank of Scotland, 2.53%, due 03/21/05	6,531	**
81,644	Sheffiled Receivables Corp., 2.345%, due 02/11/05	81,644	**
35,107	Svenska Handlesbanken, 2.355%, due 02/14/05	35,107	**
386,177	Toronto Dominion Bank, 2.435%, due 03/16/05	386,177	**
81,644	Wells Fargo & Co., 2.44%, due 02/22/05	81,644	**
	Total Short-Term Investments (Cost: $7,654,295) (7.7%)	7,654,295

	Total Investments (Cost: $90,130,931) (106.8%)	106,650,781
	Liabilities in Excess of Other Assets (-6.8%)	(6,772,056)
	Net Assets (100.0%)	$99,878,725

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	2.8%
Banking & Financial Services	17.3
Beverages, Food & Tobacco	0.6
Chemicals	5.4
Commercial Services	1.5
Computer Services	1.2
Computer Software	3.2
Electrical Equipment	3.7
Electronics	4.4
Energy & Oil Services	15.2
Entertainment & Leisure	1.7
Foods, Hotels & Restaurants	0.6
Industrial - Diversified	7.4
Insurance	8.9
Media - Broadcasting & Publishing	2.0
Metals	6.0
Office Equipment & Supplies	2.6
Paper & Forest Products	0.5
Pharmaceuticals	3.5
Retail	7.8
Telecommunications	2.3
Transportation	0.5
Short-Term Investments	7.7
Total	106.8%

See accompanying notes to schedules of investments.

TCW Galileo Opportunity Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Banking & Financial Services (6.8% of Net Assets)
9,200	Accredited Home Lenders Holding Co.	$446,936	*
81,500	Bank Mutual Corp.	984,520
7,400	Boston Private Financial Holdings, Inc.	206,016	†
15,000	Cohen & Steers, Inc.	235,650
68,500	Equity Inns, Inc.	746,650
28,000	Friedman, Billings, Ramsey Group, Inc.	551,040
17,500	Impac Mortgage Holdings, Inc.	399,700
61,400	Instinet Group, Inc.	378,224	*
36,968	Partners Trust Financial Group, Inc.	403,691
17,900	South Financial Group, Inc.	546,666	†
	Total Banking & Financial Services	4,899,093

	Beverages, Food & Tobacco (2.1%)
46,400	Tasty Baking Co.	390,688
23,700	The Hain Celestial Group, Inc.	476,844	*
82,770	Wild Oats Markets, Inc.	600,082	* †
	Total Beverages, Food & Tobacco	1,467,614

	Chemicals (3.0%)
22,800	Agrium, Inc.	367,992	†
118,400	Calgon Carbon Corp.	1,089,280
61,500	Crompton Corp.	716,475
	Total Chemicals	2,173,747

	Commercial Services (3.1%)
64,900	Ikon Office Solutions, Inc.	697,675
56,500	Input/Output, Inc.	355,950	*
4,500	Washington Group International, Inc.	177,210	*
81,400	Wind River Systems, Inc.	1,021,570	*
	Total Commercial Services	2,252,405

	Computer Services (1.2%)
59,500	Maxtor Corp.	281,435	*
14,100	Tech Data Corp.	592,623	* †
	Total Computer Services	874,058

	Computer Software (4.2%)
60,200	Brocade Communications Systems, Inc.	373,240	*
36,500	Echelon Corp.	260,610	*
90,700	NetIQ Corp.	1,066,632	*
15,800	Take-Two Interactive Software, Inc.	556,950	* †
34,200	THQ, Inc.	760,950	* †
	Total Computer Software	3,018,382

	Electric Utilities (2.2%)
41,100	Avista Corp.	726,237
200,400	Calpine Corp.	667,332	* †
6,400	NorthWestern Corp.	181,504	*
	Total Electric Utilities	1,575,073

	Electrical Equipment (1.8%)
78,500	FuelCell Energy, Inc.	715,920	* †
71,900	GrafTech International, Ltd.	585,266	*
	Total Electrical Equipment	1,301,186

	Electronics (4.7%)
61,600	Adaptec, Inc.	369,600	*
28,600	Fairchild Semiconductor International, Inc.	408,122	*
23,100	Herley Industries, Inc.	455,532	*
82,800	Hypercom Corp.	456,228	*
31,200	Intersil Corp.	462,696
26,500	Nanometrics, Inc.	336,285	* †
176,400	Solectron Corp.	876,708	*
	Total Electronics	3,365,171

	Energy & Oil Services (2.6%)
51,500	Key Energy Services, Inc.	639,115	*
15,200	Oceaneering International, Inc.	579,272	*
26,200	Pride International, Inc.	612,818	*
	Total Energy & Oil Services	1,831,205

	Entertainment & Leisure (0.5%)
21,000	Multimedia Games, Inc.	185,010	* †
46,000	Six Flags, Inc.	196,880	*
	Total Entertainment & Leisure	381,890

	Healthcare (8.2%)
127,800	Eclipsys Corp.	2,402,640	* †
54,300	Human Genome Sciences, Inc.	648,885	*
25,100	Kindred Healthcare, Inc.	687,489	*
16,600	Manor Care, Inc.	573,530
10,500	Matria Healthcare, Inc.	481,635	* †
27,000	United Surgical Partners, Inc.	1,063,530	*
	Total Healthcare	5,857,709

	Heavy Machinery (0.9%)
11,200	Grant Prideco, Inc.	219,520	*
34,900	NN, Inc.	426,478
	Total Heavy Machinery	645,998

	Industrial - Diversified (4.9%)
52,600	AGCO Corp.	1,079,878	* †
74,200	Lindsay Manufacturing Co.	1,685,824
87,600	Mattson Technology, Inc.	725,766	*
	Total Industrial - Diversified	3,491,468

	Insurance (5.4%)
9,900	Donegal Group, Inc., Class A	215,325
3,300	First American Corp.	122,034
15,900	HealthExtras, Inc.	245,337	*
35,800	Max Reinsurance Capital, Ltd.	766,120
67,500	Phoenix Companies, Inc.	882,225	†
13,800	The PMI Group, Inc.	548,826
7,600	Triad Guaranty, Inc.	411,236	* †
12,900	WellChoice, Inc.	686,667	*
	Total Insurance	3,877,770

	Machinery (2.0%)
60,824	Brooks Automation, Inc.	929,999	*
16,650	Joy Global, Inc.	465,034
	Total Machinery	1,395,033

	Media - Broadcasting & Publishing (3.9%)
44,000	4 Kids Entertainment, Inc.	810,920	*
31,900	Mediacom Communications Corp.	190,762	*
48,600	Readers Digest Association, Inc.	783,432
96,900	Spanish Broadcasting System, Inc.	995,648	*
	Total Media - Broadcasting & Publishing	2,780,762

	Medical Supplies (4.6%)
13,600	American Medical Systems Holdings, Inc.	534,072	*
38,700	Andrx Corp.	845,208	* †
7,900	CYTYC Corp.	197,895	*
102,000	Exact Sciences Corp.	337,620	*
47,200	Synovis Life Technologies, Inc.	480,968	*
91,100	Thoratec Corp.	906,445	* †
	Total Medical Supplies	3,302,208

	Metals (4.2%)
27,500	Allegheny Technologies, Inc.	660,000
12,850	Alliant Techsystems, Inc.	855,553	*
55,800	Shaw Group, Inc.	937,998	* †
50,200	USEC, Inc.	588,344
	Total Metals	3,041,895

	Oil & Gas (1.4%)
5,400	Helmerich & Payne, Inc.	204,660
15,900	Rowan Companies, Inc.	447,744	*
14,200	Vintage Petroleum, Inc.	343,782
	Total Oil & Gas	996,186

	Paper & Forest Products (2.1%)
51,400	Buckeye Technologies, Inc.	661,004	*
32,300	Glatfelter	438,634
27,500	Smurfit-Stone Container Corp.	413,600	†
	Total Paper & Forest Products	1,513,238

	Pharmaceuticals (2.2%)
100,200	Arena Pharmaceuticals, Inc.	602,202	* †
14,300	NBTY, Inc.	391,534	*
3,300	Par Pharmaceutical Companies, Inc.	125,070	*
29,900	QLT, Inc.	483,483	* †
	Total Pharmaceuticals	1,602,289

	Pollution Control (0.3%)
15,900	Tetra Tech, Inc.	235,797	*

	Real Estate (3.3%)
29,700	Affordable Residential Communities (REIT)	377,784
23,100	American Financial Realty Trust (REIT)	347,655
36,300	Crescent Real Estate Equities Co. (REIT)	601,491
29,100	CRT Properties, Inc. (REIT)	668,136
14,800	Spirit Finance Corp. (REIT)	176,120	*
18,900	Sunset Financial Resources, Inc. (REIT)	193,347
	Total Real Estate	2,364,533

	Restaurants (1.8%)
9,700	California Pizza Kitchen, Inc.	246,477	*
34,600	Darden Restaurants, Inc.	1,022,776
	Total Restaurants	1,269,253

	Retail (7.8%)
18,200	BJ’s Wholesale Club, Inc.	520,702	* †
45,600	Blockbuster, Inc., Class A	417,696	†
23,300	Borders Group, Inc.	611,625
23,600	Claire’s Stores, Inc.	486,868
14,600	Electronics Boutique Holdings Corp.	512,314	* †
23,000	Longs Drug Stores Corp.	603,980
20,800	Oshkosh B’Gosh, Inc.	404,560
22,300	The Bon-Ton Stores, Inc.	350,779
39,000	Too, Inc.	1,059,240	*
30,500	Toys ‘R’ Us, Inc.	654,225	*
	Total Retail	5,621,989

	Telecommunications (1.8%)
42,800	Arris Group, Inc.	264,932	*
99,700	Cincinnati Bell, Inc.	423,725	*
31,800	Nextel Partners, Inc.	632,502	*
	Total Telecommunications	1,321,159

	Textiles, Clothing & Fabrics (2.8%)
67,800	Interface, Inc., Class A	639,354	*
62,000	Warnaco Group, Inc.	1,339,820	*
	Total Textiles, Clothing & Fabrics	1,979,174

	Transportation (4.3%)
45,300	Continental Airlines, Inc., Class B	472,026	* †
25,700	Kirby Corp.	1,131,828	*
14,600	USF Corp.	481,216
55,200	Wabtec Corp.	1,028,928
	Total Transportation	3,113,998
	Total Common Stock (Cost: $55,378,441) (94.1%)	67,550,283

Principal Amount	Short-Term Investments
$477,025	Bank of America, 2.26%, due 02/15/05	477,025	**
9,000	Bank of America, 2.27%, due 03/03/05	9,000	**
270,015	Bank of America, 2.3%, due 06/09/05	270,015	**
532,828	Bank of Montreal, 2.125%, due 02/02/05	532,828	**
444,845	Bank of Montreal, 2.5%, due 03/02/05	444,845	**
306,017	Bank of Nova Scotia, 2.32%, due 02/08/05	306,017	**
21,601	Bank of Nova Scotia, 2.37%, due 02/14/05	21,601	**
180,010	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	180,010	**
1,670,488	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	1,670,488	**
1,800,095	Calyon, 2.34%, due 02/02/05	1,800,095	**
90,005	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	90,005	**
900,048	Den Danske Bank, 2.4%, due 02/22/05	900,048	**
358,070	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	358,070	**
360,019	Fortis Bank, 2.3%, due 02/07/05	360,019	**
178,209	Fortis Bank, 2.44%, due 03/14/05	178,209	**
896,447	General Electric Capital Corp., 2.255%, due 02/01/05	896,447	**
176,499	Greyhawk Funding, 2.349%, due 02/08/05	176,499	**
176,425	Greyhawk Funding, 2.44%, due 03/07/05	176,425	**
396,021	Harris Trust & Savings Bank, 2.28%, due 02/03/05	396,021	**
4,272,053	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	4,272,053
176,613	Jupiter Securitization Corp., 2.479%, due 03/15/05	176,613	**
180,010	Lloyds TSB Bank, 2.28%, due 02/02/05	180,010	**

666,985	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	666,985	**
81,004	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	81,004	**
90,005	Park Avenue Receivables Corp., 2.479%, due 03/15/05	90,005	**
267,806	Ranger Funding, 2.375%, due 02/14/05	267,806	**
802,842	Royal Bank of Canada, 2.32%, due 02/09/05	802,842	**
442,823	Royal Bank of Scotland, 2.36%, due 02/15/05	442,823	**
900,048	Royal Bank of Scotland, 2.36%, due 02/17/05	900,048	**
9,000	Royal Bank of Scotland, 2.42%, due 03/07/05	9,000	**
187,210	Royal Bank of Scotland, 2.48%, due 03/18/05	187,210	**
14,401	Royal Bank of Scotland, 2.53%, due 03/21/05	14,401	**
180,010	Sheffiled Receivables Corp., 2.345%, due 02/11/05	180,010	**
77,405	Svenska Handlesbanken, 2.355%, due 02/14/05	77,405	**
851,445	Toronto Dominion Bank, 2.435%, due 03/16/05	851,445	**
180,009	Wells Fargo & Co., 2.44%, due 02/22/05	180,009	**
	Total Short-Term Investments (Cost: $18,623,336) (26.0%)	18,623,336

	Total Investments (Cost: $74,001,777) (120.1%)	86,173,619
	Liabilities in Excess of Other Assets (-20.1%)	(14,393,763)
	Net Assets (100.0%)	$71,779,856

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
*		Non-income producing.
**		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking & Financial Services	6.8%
Beverages, Food & Tobacco	2.1
Chemicals	3.0
Commercial Services	3.1
Computer Services	1.2
Computer Software	4.2
Electric Utilities	2.2
Electrical Equipment	1.8
Electronics	4.7
Energy & Oil Services	2.6
Entertainment & Leisure	0.5
Healthcare	8.2
Heavy Machinery	0.9
Industrial - Diversified	4.9
Insurance	5.4
Machinery	2.0
Media - Broadcasting & Publishing	3.9
Medical Supplies	4.6
Metals	4.2
Oil & Gas	1.4
Paper & Forest Products	2.1
Pharmaceuticals	2.2
Pollution Control	0.3
Real Estate	3.3
Restaurants	1.8
Retail	7.8
Telecommunications	1.8
Textiles, Clothing & Fabrics	2.8
Transportation	4.3
Short-Term Investments	26.0
Total	120.1%

See accompanying notes to schedules of investments.

TCW Galileo Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Automotive (1.2% of Net Assets)
809,500	Harley-Davidson, Inc.	$48,659,045	†

	Banking & Financial Services (1.9%)
1,344,035	Commerce Bancorp, Inc.	77,335,774	†

	Biological Products (3.5%)
2,260,623	Amgen, Inc.	140,701,175	* †

	Computer Services (20.6%)
4,359,895	Cisco Systems, Inc.	78,652,506	*
3,799,325	Dell, Inc.	158,659,812	*
8,980,950	Network Appliance, Inc.	285,953,448	*
8,551,570	Yahoo!, Inc.	301,100,780	*
	Total Computer Services	824,366,546

	Computer Software (7.0%)
2,863,100	Electronic Arts, Inc.	184,211,854	*
4,128,000	Symantec Corp.	96,388,800	* †
	Total Computer Software	280,600,654

	Education (3.9%)
1,988,600	Apollo Group, Inc.	155,488,634	*

	Electrical Equipment (3.4%)
3,644,678	Applied Materials, Inc.	57,950,380	*
2,146,075	General Electric Co.	77,537,690
	Total Electrical Equipment	135,488,070

	Electronics (6.8%)
4,084,882	Maxim Integrated Products, Inc.	159,351,247	†
3,881,886	XILINX, Inc.	113,312,252
	Total Electronics	272,663,499

	Food Retailers (3.9%)
2,840,360	Starbucks Corp.	153,379,440	*

	Healthcare (5.7%)
4,756,236	Genentech, Inc.	226,920,020	*

	Insurance (11.6%)
1,713,866	AFLAC, Inc.	67,714,846
1,048,353	American International Group, Inc.	69,495,320
3,897,252	Progressive Corp.	326,005,130
	Total Insurance	463,215,296

	Media - Broadcasting & Publishing (6.1%)
934,154	Pixar, Inc.	81,430,204	* †
5,074,201	XM Satellite Radio Holdings, Inc.	161,917,754	* †
	Total Media - Broadcasting & Publishing	243,347,958

	Retail (16.6%)
5,894,868	Amazon.com, Inc.	254,776,195	* †
2,990,514	eBay, Inc.	243,726,891	*
2,032,173	Walgreen Co.	86,590,891
1,503,187	Wal-Mart Stores, Inc.	78,766,999
	Total Retail	663,860,976

	Telecommunications (5.2%)
5,592,896	Qualcomm, Inc.	208,279,447
	Total Common Stock (Cost: $3,089,839,090) (97.4%)	3,894,306,534

Principal Amount	Short-Term Investments
$13,668,495	Bank of America, 2.26%, due 02/15/05	13,668,495	**
257,896	Bank of America, 2.27%, due 03/03/05	257,896	**
7,736,884	Bank of America, 2.3%, due 06/09/05	7,736,884	**
15,267,451	Bank of Montreal, 2.125%, due 02/02/05	15,267,451	**
12,746,423	Bank of Montreal, 2.5%, due 03/02/05	12,746,423	**
8,768,468	Bank of Nova Scotia, 2.32%, due 02/08/05	8,768,468	**
618,951	Bank of Nova Scotia, 2.37%, due 02/14/05	618,951	**
5,157,923	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	5,157,923	**
47,865,521	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	47,865,521	**

51,579,226	Calyon, 2.34%, due 02/02/05	51,579,226	**
2,578,961	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	2,578,961	**
25,789,613	Den Danske Bank, 2.4%, due 02/22/05	25,789,613	**
10,259,985	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	10,259,985	**
10,315,845	Fortis Bank, 2.3%, due 02/07/05	10,315,845	**
5,106,343	Fortis Bank, 2.44%, due 03/14/05	5,106,343	**
25,686,454	General Electric Capital Corp., 2.255%, due 02/01/05	25,686,454	**
5,057,343	Greyhawk Funding, 2.349%, due 02/08/05	5,057,343	**
5,055,215	Greyhawk Funding, 2.44%, due 03/07/05	5,055,215	**
11,347,430	Harris Trust & Savings Bank, 2.28%, due 02/03/05	11,347,430	**
83,481,487	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	83,481,487
5,060,602	Jupiter Securitization Corp., 2.479%, due 03/15/05	5,060,602	**
5,157,922	Lloyds TSB Bank, 2.28%, due 02/02/05	5,157,922	**
19,111,524	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	19,111,524	**
2,321,065	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	2,321,065	**
2,578,961	Park Avenue Receivables Corp., 2.479%, due 03/15/05	2,578,961	**
7,673,602	Ranger Funding, 2.375%, due 02/14/05	7,673,602	**
23,004,335	Royal Bank of Canada, 2.32%, due 02/09/05	23,004,335	**
12,688,489	Royal Bank of Scotland, 2.36%, due 02/15/05	12,688,489	**
25,789,613	Royal Bank of Scotland, 2.36%, due 02/17/05	25,789,613	**
257,896	Royal Bank of Scotland, 2.42%, due 03/07/05	257,896	**
5,364,239	Royal Bank of Scotland, 2.48%, due 03/18/05	5,364,239	**
412,634	Royal Bank of Scotland, 2.53%, due 03/21/05	412,634	**
5,157,923	Sheffiled Receivables Corp., 2.345%, due 02/11/05	5,157,923	**
2,217,907	Svenska Handlesbanken, 2.355%, due 02/14/05	2,217,907	**
24,396,974	Toronto Dominion Bank, 2.435%, due 03/16/05	24,396,974	**
5,157,923	Wells Fargo & Co., 2.44%, due 02/22/05	5,157,923	**
	Total Short-Term Investments (Cost: $494,697,523) (12.4%)	494,697,523

	Total Investments (Cost: $3,584,536,613) (109.8%)	4,389,004,057
	Liabilities in Excess of Other Assets (-9.8%)	(391,918,173)
	Net Assets (100.0%)	$3,997,085,884

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Automotive	1.2%
Banking & Financial Services	1.9
Biological Products	3.5
Computer Services	20.6
Computer Software	7.0
Education	3.9
Electrical Equipment	3.4
Electronics	6.8
Food Retailers	3.9
Healthcare	5.7
Insurance	11.6
Media - Broadcasting & Publishing	6.1
Retail	16.6
Telecommunications	5.2
Short-Term Investments	12.4
Total	109.8%

See accompanying notes to schedules of investments

TCW Galileo Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Advertising (4.9% of Net Assets)
39,500	Monster Worldwide, Inc.	$1,235,955	*
91,800	ValueClick, Inc.	1,214,514	* †
88,350	Ventiv Health, Inc.	2,066,506	*
	Total Advertising	4,516,975

	Aerospace/Defense (1.2%)
35,100	Cogent, Inc.	1,063,530	*

	Banking & Financial Services (4.1%)
40,800	Jackson Hewitt Tax Service, Inc.	909,024
22,700	Nara Bancorp, Inc.	452,865
25,400	SEI Investments Co.	948,944
31,630	Signature Bank	962,501	* †
28,780	Wilshire Bancorp, Inc.	442,924	* †
	Total Banking & Financial Services	3,716,258

	Beverages, Food & Tobacco (0.7%)
23,600	Peet’s Coffee & Tea, Inc.	598,496	* †

	Commercial Services (13.8%)
9,700	51job, Inc. (ADR)	234,740	* †
27,700	Advisory Board Co.	987,505	*
33,200	Alliance Data Systems Corp.	1,441,544	*
73,825	Corporate Executive Board Co.	4,717,417
15,100	Ctrip.com International, Ltd. (ADR)	622,105	*
28,500	Gen-Probe, Inc.	1,391,085	* †
30,380	Resources Connection, Inc.	1,549,684	* †
21,400	Sina Corp.	567,100	* †
10,500	Strayer Education, Inc.	1,127,175
	Total Commercial Services	12,638,355

	Communications (0.4%)
179,880	Stratex Networks, Inc.	410,126	*

	Computer Services (12.9%)
49,590	Altiris, Inc.	1,612,171	*
33,885	Ask Jeeves, Inc.	960,979	* †
14,200	CheckFree Corp.	553,800	*
68,100	Cognizant Technology Solutions Corp.	2,580,990	*
25,700	F5 Networks, Inc.	1,232,058	*
23,600	InfoSpace, Inc.	1,114,156	* †
27,400	Macromedia, Inc.	938,176	*
27,500	Mercury Interactive Corp.	1,203,675	*
61,600	Salesforce.com, Inc.	843,920	* †
37,800	WebEx Communications, Inc.	759,780	* †
	Total Computer Services	11,799,705

	Computer Software (5.6%)
21,900	Navteq Corp.	838,551	*
138,100	Opsware, Inc.	792,694	*
63,900	Quest Software, Inc.	907,380	*
60,300	Red Hat, Inc.	654,255	* †
114,700	TIBCO Software, Inc.	1,260,553	*
36,000	Witness Systems, Inc.	641,160	*
	Total Computer Software	5,094,593

	Electrical Equipment (1.6%)
22,725	Varian Semiconductor Equipment Associates, Inc.	779,013	*
46,800	Vicor Corp.	652,860
	Total Electrical Equipment	1,431,873

	Electronics (7.8%)
23,700	Cymer, Inc.	628,524	*
55,700	Marvell Technology Group, Ltd.	1,863,165	*
43,900	Maxim Integrated Products, Inc.	1,712,539	†
31,000	Mykrolis Corp.	408,890	*
48,500	PLX Technology, Inc.	446,200	*
48,000	PMC-Sierra, Inc.	493,440	*
25,800	Semtech Corp.	474,204	*
32,140	Silicon Laboratories, Inc.	1,095,974	* †
	Total Electronics	7,122,936

	Energy & Oil Services (2.9%)
30,000	FMC Technologies, Inc.	918,900	*
13,900	Forest Oil Corp.	468,291	* †
35,835	Patina Oil & Gas Corp.	1,314,428
	Total Energy & Oil Services	2,701,619

	Entertainment & Leisure (3.7%)
59,200	K2, Inc.	832,352	*
35,700	Macrovision Corp.	832,881	*
44,802	Marvel Enterprises, Inc.	800,164	* †
107,400	NTN Communications, Inc.	337,236	*
134,695	Six Flags, Inc.	576,495	*
	Total Entertainment & Leisure	3,379,128

	Financial Services (2.6%)
45,500	CapitalSource, Inc.	1,074,255	* †
20,900	The First Marblehead Corp.	1,344,497	* †
	Total Financial Services	2,418,752

	Healthcare (1.7%)
37,100	Affymetrix, Inc.	1,527,036	* †

	Heavy Machinery (0.6%)
19,900	Dril-Quip, Inc.	572,125	*

	Industrial - Diversified (1.3%)
35,300	MSC Industrial Direct Co.	1,222,086

	Insurance (0.2%)
9,600	National Interstate Corp.	149,280	*

	Lodging (1.0%)
11,800	Four Seasons Hotels, Inc.	908,128	†

	Media - Broadcasting & Publishing (3.3%)
81,400	Radio One, Inc., Class D	1,277,980	*
72,100	Westwood One, Inc.	1,741,215	*
	Total Media - Broadcasting & Publishing	3,019,195

	Medical Supplies (7.2%)
53,800	Conceptus, Inc.	377,138	* †
50,500	Foxhollow Technologies, Inc.	1,424,100	* †
12,600	Given Imaging, Ltd.	420,588	* †
15,232	Inamed Corp.	1,054,054	*
48,440	IntraLase Corp.	1,114,120	*
35,000	Kyphon, Inc.	961,450	*
18,735	Ventana Medical Systems, Inc.	1,260,491	*
	Total Medical Supplies	6,611,941

	Oil & Gas (1.3%)
22,250	Bill Barrett Corp.	702,655	*
12,900	National-Oilwell, Inc.	475,752	*
	Total Oil & Gas	1,178,407

	Pharmaceuticals (9.9%)
10,345	Adeza Biomedical Corp.	164,382	*
15,625	Barrier Therapeutics, Inc.	312,187	*
19,790	Caremark Rx, Inc.	773,789	*
40,000	Cubist Pharmaceuticals, Inc.	456,800	*
40,800	Cypress Bioscience, Inc.	557,124	*
49,200	Encysive Pharmaceuticals, Inc.	462,480	*
31,500	Inspire Pharmaceuticals, Inc.	466,200	* †
47,700	Keryx Biopharmaceuticals, Inc.	682,110	*
19,000	MGI Pharma, Inc.	431,110	*
45,500	Nektar Therapeutics	766,675	*
20,700	Neurocrine Biosciences, Inc.	947,025	*
46,300	Nuvelo, Inc.	365,770	*
33,270	Onyx Pharmaceuticals, Inc.	966,161	*
17,000	Pharmion Corp.	616,420	* †
51,400	Vicuron Pharmaceuticals, Inc.	778,710	*
103,000	Vion Pharmaceuticals, Inc.	354,320	* †
	Total Pharmaceuticals	9,101,263

	Restaurants (1.5%)
27,500	Buffalo Wild Wings, Inc.	1,113,475	*
8,285	Texas Roadhouse, Inc., Class A	266,280	*
	Total Restaurants	1,379,755

	Retail (3.5%)
30,700	Petsmart, Inc.	928,061	†
13,300	Tractor Supply Co.	476,140	* †
23,000	Urban Outfitters, Inc.	967,610	*
24,600	Williams-Sonoma, Inc.	851,160	*
	Total Retail	3,222,971

	Telecommunications (4.9%)
167,045	Mindspeed Technologies, Inc.	388,380	* †
62,355	Polycom, Inc.	1,077,494	*
78,850	Western Wireless Corp.	2,978,953	* †
	Total Telecommunications	4,444,827

	Textiles, Clothing & Fabrics (0.7%)
30,500	Warnaco Group, Inc.	659,105	*
	Total Common Stock (Cost: $68,715,995) (99.3%)	90,888,465

Principal Amount	Short-Term Investments
$667,672	Bank of America, 2.26%, due 02/15/05	667,672	**
12,598	Bank of America, 2.27%, due 03/03/05	12,598	**
377,927	Bank of America, 2.3%, due 06/09/05	377,927	**
745,777	Bank of Montreal, 2.125%, due 02/02/05	745,777	**
622,631	Bank of Montreal, 2.5%, due 03/02/05	622,631	**
428,318	Bank of Nova Scotia, 2.32%, due 02/08/05	428,318	**
30,234	Bank of Nova Scotia, 2.37%, due 02/14/05	30,234	**
251,952	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	251,952	**
2,338,112	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	2,338,112	**
2,519,517	Calyon, 2.34%, due 02/02/05	2,519,517	**
125,976	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	125,976	**
1,259,758	Den Danske Bank, 2.4%, due 02/22/05	1,259,758	**
501,175	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	501,175	**
503,903	Fortis Bank, 2.3%, due 02/07/05	503,903	**
249,432	Fortis Bank, 2.44%, due 03/14/05	249,432	**
1,254,719	General Electric Capital Corp., 2.255%, due 02/01/05	1,254,719	**
247,039	Greyhawk Funding, 2.349%, due 02/08/05	247,039	**
246,935	Greyhawk Funding, 2.44%, due 03/07/05	246,935	**
554,294	Harris Trust & Savings Bank, 2.28%, due 02/03/05	554,294	**
922,604	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	922,604
247,198	Jupiter Securitization Corp., 2.479%, due 03/15/05	247,198	**

251,952	Lloyds TSB Bank, 2.28%, due 02/02/05	251,952	**
933,550	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	933,550	**
113,378	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	113,378	**
125,976	Park Avenue Receivables Corp., 2.479%, due 03/15/05	125,976	**
374,836	Ranger Funding, 2.375%, due 02/14/05	374,836	**
1,123,704	Royal Bank of Canada, 2.32%, due 02/09/05	1,123,704	**
619,801	Royal Bank of Scotland, 2.36%, due 02/15/05	619,801	**
1,259,758	Royal Bank of Scotland, 2.36%, due 02/17/05	1,259,758	**
12,598	Royal Bank of Scotland, 2.42%, due 03/07/05	12,598	**
262,030	Royal Bank of Scotland, 2.48%, due 03/18/05	262,030	**
20,156	Royal Bank of Scotland, 2.53%, due 03/21/05	20,156	**
251,952	Sheffiled Receivables Corp., 2.345%, due 02/11/05	251,952	**
108,339	Svenska Handlesbanken, 2.355%, due 02/14/05	108,339	**
1,191,731	Toronto Dominion Bank, 2.435%, due 03/16/05	1,191,731	**
251,952	Wells Fargo & Co., 2.44%, due 02/22/05	251,952	**
	Total Short-Term Investments (Cost: $21,009,484) (23.0%)	21,009,484

	Total Investments (Cost: $89,725,479) (122.3%)	111,897,949
	Liabilities in Excess of Other Assets (-22.3%)	(20,370,164)
	Net Assets (100.0%)	$91,527,785

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Advertising	4.9%
Aerospace/Defense	1.2
Banking & Financial Services	4.1
Beverages, Food & Tobacco	0.7
Commercial Services	13.8
Communications	0.4
Computer Services	12.9
Computer Software	5.6
Electrical Equipment	1.6
Electronics	7.8
Energy & Oil Services	2.9
Entertainment & Leisure	3.7
Financial Services	2.6
Healthcare	1.7
Heavy Machinery	0.6
Industrial - Diversified	1.3
Insurance	0.2
Lodging	1.0
Media - Broadcasting & Publishing	3.3
Medical Supplies	7.2
Oil & Gas	1.3
Pharmaceuticals	9.9
Restaurants	1.5
Retail	3.5
Telecommunications	4.9
Textiles, Clothing & Fabrics	0.7
Short-Term Investments	23.0
Total	122.3%

See accompanying notes to schedules of investments.

TCW Galileo Value Added Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Aerospace/Defense (0.8% of Net Assets)
15,110	AAR Corp.	$176,031	*
100	Heico Corp.	2,177	†
5,945	Heico Corp., Class A	97,974
	Total Aerospace/Defense	276,182

	Automotive (1.8%)
3,500	Adesa, Inc.	72,345
10,370	Federal Signal Corp.	171,416	†
10,170	Monaco Coach Corp.	188,247
7,210	Smith (A.O.) Corp.	195,463
	Total Automotive	627,471

	Banking & Financial Services (3.9%)
4,085	BankUnited Financial Corp., Class A	119,200	*
8,695	Chittenden Corp.	235,721
17,997	First Niagara Financial Group, Inc.	245,659
7,970	Flushing Financial Corp.	144,257
8,343	Fulton Financial Corp.	182,128
7,485	NewAlliance Bancshares, Inc.	111,302
12,855	Provident Financial Services, Inc.	232,290
4,085	Washington Trust Bancorp, Inc.	121,937
	Total Banking & Financial Services	1,392,494

	Building Materials (0.8%)
4,220	EMCOR Group, Inc.	181,291	*
14,100	Quanta Services, Inc.	105,468	* †
	Total Building Materials	286,759

	Chemicals (4.6%)
7,900	Applied Films Corp.	168,823	*
6,970	Cambrex Corp.	155,501
24,525	Crompton Corp.	285,716
13,605	Ferro Corp.	269,787
7,820	HB Fuller Co.	208,559
12,020	MacDermid, Inc.	386,323
4,135	Olin Corp.	92,086
2,985	Quaker Chemical Corp.	68,356
	Total Chemicals	1,635,151

	Commercial Services (5.5%)
9,820	AMN Healthcare Services, Inc.	140,721	* †
17,840	Bowne & Co., Inc.	264,924
9,085	CDI Corp.	190,785
9,010	Corinthian Colleges, Inc.	173,262	*
7,285	FTI Consulting, Inc.	141,329	* †
15,800	Input/Output, Inc.	99,540	*
13,155	Pegasus Solutions, Inc.	157,597	*
37,680	PRG-Schultz International, Inc.	209,124	*
5,000	Rent-Way, Inc.	42,500	*
8,570	Reynolds & Reynolds Co., Class A	233,704
8,470	Sotheby’s Holdings, Inc.	151,952	*
4,575	Volt Information Sciences, Inc.	146,125	*
	Total Commercial Services	1,951,563

	Communications (1.9%)
20,060	Newport Corp.	260,780	*
49,470	REMEC, Inc.	351,237	* †
6,670	Symmetricom, Inc.	64,899	*
	Total Communications	676,916

	Computer Services (3.2%)
26,125	BISYS Group, Inc.	401,541	*
14,870	Cray, Inc.	57,249	* †
6,055	Electro Rent Corp.	84,649	*
14,855	InFocus Corp.	109,184	*
8,000	Ingram Micro, Inc.	147,840	*
41,665	Maxtor Corp.	197,075	*
6,585	Paxar Corp.	157,052	*
	Total Computer Services	1,154,590

	Computer Software (4.7%)
14,705	Aspen Technologies, Inc.	74,995	*
16,285	Computer Task Group, Inc.	67,583	*
15,605	E.piphany, Inc.	66,945	*
10,500	Evans & Sutherland Computer Corp.	71,295	*
8,270	Gartner, Inc., Class A	93,451	* †
17,540	Gerber Scientific, Inc.	126,639	*
11,382	Interwoven, Inc.	103,690	*
7,885	Magma Design Automation, Inc.	106,447	*
69,237	Manugistics Group, Inc.	148,167	*
13,005	NetIQ Corp.	152,939	*
52,735	Parametric Technology Corp.	300,589	*
40,565	Phoenix Technologies, Ltd.	328,171	*
31,815	Technology Solutions Co.	31,815	*
	Total Computer Software	1,672,726

	Cosmetics & Household Products (0.5%)
7,285	Nu Skin Enterprises, Inc., Class A	170,323

	Electric Utilities (0.6%)
12,100	Veeco Instruments, Inc.	211,629	* †

	Electrical Equipment (4.4%)
7,870	Aeroflex, Inc.	75,709	*
17,205	Electro Scientific Industries, Inc.	304,012	*
20,990	GrafTech International, Ltd.	170,859	*
36,020	Merix Corp.	332,104	*
7,035	Regal-Beloit Corp.	212,035
9,870	Varian Semiconductor Equipment Associates, Inc.	338,344	*
8,570	Woodhead Industries, Inc.	127,179
	Total Electrical Equipment	1,560,242

	Electronics (20.3%)
13,170	Adaptec, Inc.	79,020	*
118,740	Agere Systems, Inc., Class A	170,986	*
4,850	Analogic Corp.	198,899
14,055	ATMI, Inc.	319,470	* †
3,985	Barnes Group, Inc.	102,215
24,140	Belden CDT, Inc.	490,283	†
12,585	Coherent, Inc.	377,550	*
7,420	CommScope, Inc.	111,523	*
20,440	CTS Corp.	272,056
24,490	Exar Corp.	351,921	*
16,555	FEI Co.	333,749	*
32,225	FSI International, Inc.	138,245	*
32,625	Integrated Device Technology, Inc.	383,018	*
11,050	Keithley Instruments, Inc.	188,513
72,085	KEMET Corp.	609,118	*
63,725	Lattice Semiconductor Corp.	286,125	* †
6,035	Maxwell Technologies, Inc.	61,255	*
39,330	MKS Instruments, Inc.	615,515	*
41,595	Mykrolis Corp.	548,638	*
10,155	Pemstar, Inc.	15,842	*
16,155	Planar Systems, Inc.	146,526	* †
5,485	Powell Industries, Inc.	99,827	*
9,070	SBS Technologies, Inc.	118,182	*
24,055	Triquint Semiconductor, Inc.	81,306	*
6,935	Varian, Inc.	276,915	*
41,286	Vishay Intertechnology, Inc.	539,608	*
29,410	Zoran Corp.	299,688	*
	Total Electronics	7,215,993

	Energy & Oil Services (3.4%)
10,980	Forest Oil Corp.	369,916	* †
21,340	Pride International, Inc.	499,143	*
12,655	Rowan Companies, Inc.	356,365	* †
	Total Energy & Oil Services	1,225,424

	Entertainment & Leisure (1.0%)
8,345	Intrawest Corp.	162,310
42,010	Pinnacle Systems, Inc.	179,803	*
	Total Entertainment & Leisure	342,113

	Foods, Hotels & Restaurants (0.5%)
13,705	La Quinta Corp.	119,096	*
3,635	The Steak & Shake Company	71,646	*
	Total Foods, Hotels & Restaurants	190,742

	Healthcare (0.9%)
10,170	Accredo Health, Inc.	302,863	*

	Heavy Machinery (2.5%)
16,005	Insituform Technologies, Inc., Class A	251,439	*
6,470	Kaydon Corp.	200,764
11,860	NN, Inc.	144,929
2,100	Thomas Industries, Inc.	81,879
13,220	Ultratech, Inc.	195,788	*
	Total Heavy Machinery	874,799

	Home Construction, Furnishings & Appliances (2.1%)
5,585	Ethan Allen Interiors, Inc.	196,815
9,370	Herman Miller, Inc.	250,366	†
14,555	Select Comfort Corp.	284,841	* †
	Total Home Construction, Furnishings & Appliances	732,022

	Industrial - Diversified (0.2%)
7,945	Lydall, Inc.	83,820	*

	Insurance (2.6%)
3,385	Midland Co. (The)	113,194
6,090	NYMAGIC, Inc.	141,288
12,825	ProCentury Corp.	137,228
5,485	RLI Corp.	238,378
26,385	USI Holdings Corp.	298,151	* †
	Total Insurance	928,239

	Machinery (4.5%)
44,915	Axcelis Technologies, Inc.	335,515	*
22,725	Brooks Automation, Inc.	347,465	*
9,470	Flowserve Corp.	236,277	*
4,485	Gardner Denver, Inc.	169,802	*
9,240	Kaman Corp.	109,494
31,180	Kulicke & Soffa Industries, Inc.	207,971	* †
4,500	Nordson Corp.	169,335
1,470	Standex International Corp.	42,365
	Total Machinery	1,618,224

	Media - Broadcasting & Publishing (2.8%)
24,730	Alloy, Inc.	174,841	* †
11,970	Cumulus Media, Inc.	165,665	*
5,385	Journal Register Co.	97,630	*
8,085	Scholastic Corp.	276,911	*
11,370	Westwood One, Inc.	274,586	*
	Total Media - Broadcasting & Publishing	989,633

	Medical Supplies (4.3%)
36,195	Credence Systems Corp.	289,560	* †
4,485	Excel Technology, Inc.	104,052	*
4,485	ICU Medical, Inc.	118,135	* †
13,586	LeCroy Corp.	317,505	*
40,960	LTX Corp.	237,978	*
6,185	Priority Healthcare Corp., Class B	142,626	*
9,420	Zoll Medical Corp.	307,092	*
	Total Medical Supplies	1,516,948

	Metals (1.7%)
5,755	CIRCOR International, Inc.	131,502
6,910	Ladish Co., Inc.	74,974	*
6,665	Material Sciences Corp.	101,375	*
12,170	RTI International Metals, Inc.	296,948	*
	Total Metals	604,799

	Office Equipment & Supplies (0.8%)
21,125	Steelcase, Inc.	287,723

	Oil & Gas (0.7%)
2,935	St. Mary Land & Exploration Co.	126,234
2,000	W&T Offshore, Inc.	36,400	*
8,570	Warren Resources, Inc.	75,245	*
	Total Oil & Gas	237,879

	Paper & Forest Products (0.7%)
10,620	Interpool, Inc.	254,880

	Pharmaceuticals (1.1%)
4,785	Gentiva Health Services, Inc.	76,082	*
10,870	NBTY, Inc.	297,621	*
	Total Pharmaceuticals	373,703

	Pollution Control (0.7%)
14,000	Tetra Tech, Inc.	207,620	*
3,255	TRC Companies, Inc.	51,364	*
	Total Pollution Control	258,984

	Restaurants (0.9%)
12,975	California Pizza Kitchen, Inc.	329,695	*

	Retail (9.5%)
22,325	1-800-FLOWERS.COM, Inc.	164,089	*
12,230	Ann Taylor Stores, Inc.	262,823	*
27,585	Bell Microproducts, Inc.	223,714	*
19,740	Callaway Golf Co.	262,739	†
10,100	Christopher & Banks Corp.	179,477
6,700	Claire’s Stores, Inc.	138,221
6,885	J. Jill Group, Inc.	99,557	*
7,300	Knoll, Inc.	122,056	*
14,770	Oakley, Inc.	189,499
6,185	Pacific Sunwear of California, Inc.	151,471	*
15,225	Payless ShoeSource, Inc.	179,807	* †
1,700	Pier 1 Imports, Inc.	30,107
16,355	Saks, Inc.	232,732	†
7,685	Sharper Image Corp.	132,182	*
9,770	Talbots, Inc.	264,474
9,385	The Sports Authority, Inc.	238,097	*
7,485	Too, Inc.	203,293	*
2,100	Tractor Supply Co.	75,180	* †
14,630	ValueVision Media, Inc.	208,478	* †
1,400	Zale Corp.	37,184	*
	Total Retail	3,395,180

	Telecommunications (1.0%)
19,355	C-COR, Inc.	154,259	*
12,455	Powerwave Technologies, Inc.	98,021	* †
32,395	WJ Communications, Inc.	112,897	*
	Total Telecommunications	365,177

	Textiles, Clothing & Fabrics (1.1%)
10,070	Russell Corp.	181,260
9,520	Warnaco Group, Inc.	205,727	*
	Total Textiles, Clothing & Fabrics	386,987

	Transportation (1.8%)
26,000	Central Freight Lines, Inc.	163,020	*
8,390	Covenant Transport, Inc.	174,051	*
21,140	Fleetwood Enterprises, Inc.	185,609	* †
5,185	Sirva, Inc.	45,939	*
3,985	Wabtec Corp.	74,280
	Total Transportation	642,899
	Total Common Stock (Cost: $30,695,407) (97.8%)	34,774,772

Principal Amount	Short-Term Investments
$160,245	Bank of America, 2.26%, due 02/15/05	160,245	**
3,023	Bank of America, 2.27%, due 03/03/05	3,023	**
90,705	Bank of America, 2.3%, due 06/09/05	90,705	**
178,991	Bank of Montreal, 2.125%, due 02/02/05	178,991	**
149,435	Bank of Montreal, 2.5%, due 03/02/05	149,435	**
102,799	Bank of Nova Scotia, 2.32%, due 02/08/05	102,799	**
7,256	Bank of Nova Scotia, 2.37%, due 02/14/05	7,256	**
60,470	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	60,470	**
561,161	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	561,161	**
604,699	Calyon, 2.34%, due 02/02/05	604,699	**
30,235	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	30,235	**
302,349	Den Danske Bank, 2.4%, due 02/22/05	302,349	**
120,285	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	120,285	**
120,940	Fortis Bank, 2.3%, due 02/07/05	120,940	**
59,865	Fortis Bank, 2.44%, due 03/14/05	59,865	**
301,140	General Electric Capital Corp., 2.255%, due 02/01/05	301,140	**
59,291	Greyhawk Funding, 2.349%, due 02/08/05	59,291	**
59,266	Greyhawk Funding, 2.44%, due 03/07/05	59,266	**
133,034	Harris Trust & Savings Bank, 2.28%, due 02/03/05	133,034	**
344,971	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	344,971
59,329	Jupiter Securitization Corp., 2.479%, due 03/15/05	59,329	**
60,470	Lloyds TSB Bank, 2.28%, due 02/02/05	60,470	**
224,058	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	224,058	**
27,211	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	27,211	**

30,235	Park Avenue Receivables Corp., 2.479%, due 03/15/05	30,235	**
89,963	Ranger Funding, 2.375%, due 02/14/05	89,963	**
269,696	Royal Bank of Canada, 2.32%, due 02/09/05	269,696	**
148,756	Royal Bank of Scotland, 2.36%, due 02/15/05	148,756	**
302,349	Royal Bank of Scotland, 2.36%, due 02/17/05	302,349	**
3,023	Royal Bank of Scotland, 2.42%, due 03/07/05	3,023	**
62,889	Royal Bank of Scotland, 2.48%, due 03/18/05	62,889	**
4,838	Royal Bank of Scotland, 2.53%, due 03/21/05	4,838	**
60,470	Sheffiled Receivables Corp., 2.345%, due 02/11/05	60,470	**
26,002	Svenska Handlesbanken, 2.355%, due 02/14/05	26,002	**
286,023	Toronto Dominion Bank, 2.435%, due 03/16/05	286,023	**
60,470	Wells Fargo & Co., 2.44%, due 02/22/05	60,470	**
	Total Short-Term Investments (Cost: $5,165,942) (14.5%)	5,165,942

	Total Investments (Cost: $35,861,349) (112.3%)	39,940,714
	Liabilities in Excess of Other Assets (-12.3%)	(4,379,759)
	Net Assets (100.0%)	$35,560,955

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	0.8%
Automotive	1.8
Banking & Financial Services	3.9
Building Materials	0.8
Chemicals	4.6
Commercial Services	5.5
Communications	1.9
Computer Services	3.2
Computer Software	4.7
Cosmetics & Household Products	0.5
Electric Utilities	0.6
Electrical Equipment	4.4
Electronics	20.3
Energy & Oil Services	3.4
Entertainment & Leisure	1.0
Foods, Hotels & Restaurants	0.5
Healthcare	0.9
Heavy Machinery	2.5
Home Construction, Furnishings & Appliances	2.1
Industrial - Diversified	0.2
Insurance	2.6
Machinery	4.5
Media - Broadcasting & Publishing	2.8
Medical Supplies	4.3
Metals	1.7
Office Equipment & Supplies	0.8
Oil & Gas	0.7
Paper & Forest Products	0.7
Pharmaceuticals	1.1
Pollution Control	0.7
Restaurants	0.9
Retail	9.5
Telecommunications	1.0
Textiles, Clothing & Fabrics	1.1
Transportation	1.8
Short-Term Investments	14.5
Total	112.3%

See accompanying notes to schedules of investments.

TCW Galileo Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Advertising (2.4% of Net Assets)
2,118,834	Interpublic Group of Companies, Inc.	$27,650,784	* †

	Banking & Financial Services (8.1%)
609,800	Banknorth Group, Inc.	21,867,428	†
584,700	Mellon Financial Corp.	17,160,945
1,009,550	North Fork Bancorporation, Inc.	28,974,085
319,500	Piper Jaffray Companies, Inc.	12,645,810	*
212,000	Zions Bancorp.	14,377,840
	Total Banking & Financial Services	95,026,108

	Building Materials (1.6%)
444,580	EMCOR Group, Inc.	19,099,157	* †

	Commercial Services (1.3%)
545,800	Reynolds & Reynolds Co., Class A	14,883,966

	Computer Services (7.1%)
1,226,100	Novellus Systems, Inc.	32,062,515
1,338,000	Sungard Data Systems	35,978,820	*
1,875,900	Unisys Corp.	14,725,815	*
	Total Computer Services	82,767,150

	Electronics (20.3%)
5,991,057	Agere Systems, Inc., Class A	8,627,122	*
7,983,198	Agere Systems, Inc., Class B	11,495,805	*
351,900	Anixter International, Inc.	11,764,017	†
883,480	Arrow Electronics, Inc.	20,858,963	* †
1,444,940	Celestica, Inc.	18,856,467	* †
2,019,100	Cypress Semiconductor Corp.	23,017,740	* †
783,200	Freescale Semiconductor, Inc., Class B	13,682,504	*
1,489,780	National Semiconductor Corp.	25,221,975	†
1,779,500	Teradyne, Inc.	24,966,385	* †
793,500	Thermo Electron Corp.	23,757,390	*
688,600	Varian, Inc.	27,495,798	*
2,125,000	Vishay Intertechnology, Inc.	27,773,750	*
	Total Electronics	237,517,916

	Energy & Oil Services (2.1%)
562,650	Transocean, Inc.	24,756,600	*

	Healthcare (1.0%)
546,300	Health Management Associates, Inc.	12,062,304	†

	Home Construction, Furnishings & Appliances (1.5%)
610,800	Leggett & Platt, Inc.	17,407,800

	Insurance (8.3%)
394,550	Arthur J. Gallagher & Co.	11,698,407	†
1,106,600	Assurant, Inc.	35,997,698	†
1,073,800	Health Net, Inc.	31,236,842	* †
794,900	Old Republic International Corp.	18,441,680
	Total Insurance	97,374,627

	Machinery (7.5%)
433,400	Cooper Cameron Corp.	24,448,094	* †
352,400	Dover Corp.	13,496,920
376,300	Grainger (W.W.), Inc.	23,033,323
237,250	Pall Corp.	6,389,142
553,000	York International Corp.	20,084,960
	Total Machinery	87,452,439

	Media - Broadcasting & Publishing (2.7%)
478,800	Cox Radio, Inc.	7,545,888	*
237,550	Entercom Communications Corp.	7,447,193	*
272,500	Univision Communications, Inc.	7,441,975	* †
398,600	Westwood One, Inc.	9,626,190	*
	Total Media - Broadcasting & Publishing	32,061,246

	Medical Supplies (8.9%)
325,400	Beckman Coulter, Inc.	21,801,800	†
655,800	Edwards Lifesciences Corp.	26,691,060	* †
558,450	Hillenbrand Industries, Inc.	30,340,589
1,114,000	PerkinElmer, Inc.	25,610,860
	Total Medical Supplies	104,444,309

	Metals (2.2%)
378,350	Alliant Techsystems, Inc.	25,190,543	* †

	Oil & Gas (1.1%)
374,600	Ensco International, Inc.	12,822,558

	Pharmaceuticals (3.4%)
159,200	Barr Pharmaceuticals	7,569,960	* †
479,400	Charles River Laboratories International, Inc.	22,713,972	* †
252,900	Par Pharmaceutical Companies, Inc.	9,584,910	* †
	Total Pharmaceuticals	39,868,842

	Restaurants (2.7%)
1,062,900	Darden Restaurants, Inc.	31,419,324

	Retail (10.1%)
922,900	Ann Taylor Stores, Inc.	19,833,121	*
856,050	May Department Stores Co.	29,020,095
907,700	Talbots, Inc.	24,571,439
905,900	Tiffany & Co	28,472,437	†
672,100	TJX Companies, Inc.	16,829,384
	Total Retail	118,726,476

	Telecommunications (2.0%)
1,814,650	Andrew Corp.	23,699,329	* †

	Textiles, Clothing & Fabrics (2.1%)
738,900	Jones Apparel Group, Inc.	24,849,207

	Transportation (1.6%)
1,268,100	Southwest Airlines, Inc.	18,362,088
	Total Common Stock (Cost: $1,049,760,943) (98.0%)	1,147,442,773

Principal Amount	Short-Term Investments
$5,834,471	Bank of America, 2.26%, due 02/15/05	5,834,471	**
110,084	Bank of America, 2.27%, due 03/03/05	110,084	**
3,302,530	Bank of America, 2.3%, due 06/09/05	3,302,530	**
6,516,994	Bank of Montreal, 2.125%, due 02/02/05	6,516,994	**
5,440,879	Bank of Montreal, 2.5%, due 03/02/05	5,440,879	**
3,742,868	Bank of Nova Scotia, 2.32%, due 02/08/05	3,742,868	**
264,203	Bank of Nova Scotia, 2.37%, due 02/14/05	264,203	**

2,201,687	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	2,201,687	**
20,431,655	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	20,431,655	**
22,016,870	Calyon, 2.34%, due 02/02/05	22,016,870	**
1,100,844	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	1,100,844	**
11,008,435	Den Danske Bank, 2.4%, due 02/22/05	11,008,435	**
4,379,530	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	4,379,530	**
4,403,374	Fortis Bank, 2.3%, due 02/07/05	4,403,374	**
2,179,670	Fortis Bank, 2.44%, due 03/14/05	2,179,670	**
10,964,401	General Electric Capital Corp., 2.255%, due 02/01/05	10,964,401	**
2,158,754	Greyhawk Funding, 2.349%, due 02/08/05	2,158,754	**
2,157,846	Greyhawk Funding, 2.44%, due 03/07/05	2,157,846	**
4,843,711	Harris Trust & Savings Bank, 2.28%, due 02/03/05	4,843,711	**
25,116,189	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	25,116,189
2,160,145	Jupiter Securitization Corp., 2.479%, due 03/15/05	2,160,145	**
2,201,687	Lloyds TSB Bank, 2.28%, due 02/02/05	2,201,687	**
8,157,857	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	8,157,857	**
990,759	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	990,759	**
1,100,844	Park Avenue Receivables Corp., 2.479%, due 03/15/05	1,100,844	**
3,275,518	Ranger Funding, 2.375%, due 02/14/05	3,275,518	**
9,819,524	Royal Bank of Canada, 2.32%, due 02/09/05	9,819,524	**
5,416,150	Royal Bank of Scotland, 2.36%, due 02/15/05	5,416,150	**
11,008,435	Royal Bank of Scotland, 2.36%, due 02/17/05	11,008,435	**
110,084	Royal Bank of Scotland, 2.42%, due 03/07/05	110,084	**
2,289,754	Royal Bank of Scotland, 2.48%, due 03/18/05	2,289,754	**
176,135	Royal Bank of Scotland, 2.53%, due 03/21/05	176,135	**
2,201,687	Sheffiled Receivables Corp., 2.345%, due 02/11/05	2,201,687	**
946,725	Svenska Handlesbanken, 2.355%, due 02/14/05	946,725	**
10,413,979	Toronto Dominion Bank, 2.435%, due 03/16/05	10,413,979	**
2,201,687	Wells Fargo & Co., 2.44%, due 02/22/05	2,201,687	**
	Total Short-Term Investments (Cost: $200,645,965) (17.1%)	200,645,965

	Total Investments (Cost: $1,250,406,908) (115.1%)	1,348,088,738
	Liabilities in Excess of Other Assets (-15.1%)	(177,244,050)
	Net Assets (100.0%)	$1,170,844,688

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investments of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Advertising	2.4%
Banking & Financial Services	8.1
Building Materials	1.6
Commercial Services	1.3
Computer Services	7.1
Electronics	20.3
Energy & Oil Services	2.1
Healthcare	1.0
Home Construction, Furnishings & Appliances	1.5
Insurance	8.3
Machinery	7.5
Media - Broadcasting & Publishing	2.7
Medical Supplies	8.9
Metals	2.2
Oil & Gas	1.1
Pharmaceuticals	3.4
Restaurants	2.7
Retail	10.1
Telecommunications	2.0
Textiles, Clothing & Fabrics	2.1
Transportation	1.6
Short-Term Investments	17.1
Total	115.1%

See accompanying notes to schedules of investments.

TCW Galileo Funds, Inc.

U.S. Equities

Notes to Schedules of Investments (Unaudited)	January 31, 2005

Note 1 — Organization

TCW Galileo Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the “Funds”).  TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940.  Each Fund has distinct investment objectives.  The following are the objectives for the Funds that are covered in this report:

TCW Galileo Fund	Investment Objective
Convertible Securities Fund
TCW Galileo Convertible Securities Fund	Seeks high total return from current income and capital appreciation by investing in convertible securities.

Non-Diversified U.S. Equity Funds
TCW Galileo Aggressive Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies that appear to offer above average growth prospects.

TCW Galileo Focused Large Cap Value Fund	Seeks long-term capital appreciation by investing in equity securities of 20-50 large capitalization value companies.

TCW Galileo Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Galileo Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Galileo Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Galileo Large Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization U.S. companies with above average earnings prospects.

TCW Galileo Large Cap Value Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Galileo Select Equities Fund	Seeks long-term capital appreciation by investing in common stock of large capitalization companies.

TCW Galileo Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Galileo Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Galileo Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by midcap value companies.

Diversified U.S. Equity Funds
TCW Galileo Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Galileo Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Galileo Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

On November 1, 2004, the TCW Galileo Large Cap Core Fund commenced operations.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at January 31, 2005.

Security Lending:  The Funds may lend their securities to qualified brokers.  The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially.  The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments.

Options:  Premiums received from call options written are recorded as a liability.  The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.  There were no call options for the period ended January 31, 2005.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2005.  The loans were collateralized with cash which were invested in short-term instruments.

	Market Value of Loaned Securities	Collateral Value
TCW Galileo Aggressive Growth Equities Fund	$14,694	$15,241
TCW Galileo Convertible Securities Fund	4,138	4,228
TCW Galileo Dividend Focused Fund	40,715	42,132
TCW Galileo Large Cap Growth Fund	63	66
TCW Galileo Large Cap Value Fund	6,311	6,509
TCW Galileo Opportunity Fund	13,552	14,351
TCW Galileo Select Equities Fund	396,600	411,216
TCW Galileo Small Cap Growth Fund	19,218	20,087
TCW Galileo Value Added Fund	4,561	4,821
TCW Galileo Value Opportunities Fund	167,100	175,530

Note 4 – Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At January 31, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Aggressive Growth Equities Fund	TCW Galileo Convertible Securities Fund	TCW Galileo Diversified Value Fund	TCW Galileo Dividend Focused Fund
Unrealized Appreciation	36,923	2,783	5,887	25,540
Unrealized (Depreciation)	(5,825)	(555)	(897)	(3,475)
Net Unrealized Appreciation	31,098	2,228	4,990	22,065
Cost of Investments for Federal Income Tax Purposes	67,740	27,672	52,128	448,576

	TCW Galileo Focused Large Cap Value Fund	TCW Galileo Growth Equities Fund	TCW Galileo Growth Insights Fund	TCW Galileo Large Cap Core Fund
Unrealized Appreciation	299	1,289	196	60
Unrealized (Depreciation)	(58)	(620)	(36)	(23)
Net Unrealized Appreciation	241	669	160	37
Cost of Investments for Federal Income Tax Purposes	1,852	12,330	1,180	1,028

	TCW Galileo Large Cap Growth Fund	TCW Galileo Large Cap Value Fund	TCW Galileo Opportunity Fund	TCW Galileo Select Equities Fund
Unrealized Appreciation	109	17,667	14,303	929,102
Unrealized (Depreciation)	(198)	(1,348)	(2,460)	(150,354)
Net Unrealized Appreciation (Depreciation)	(89)	16,319	11,843	778,748
Cost of Investments for Federal Income Tax Purposes	3,004	90,332	74,331	3,610,256

	TCW Galileo Small Cap Growth Fund	TCW Galileo Value Added Fund	TCW Galileo Value Opportunities Fund
Unrealized Appreciation	27,839	5,406	151,119
Unrealized (Depreciation)	(5,988)	(2,446)	(57,237)
Net Unrealized Appreciation	21,851	2,960	93,882
Cost of Investments for Federal Income Tax Purposes	90,047	36,981	1,254,207

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at January 31, 2005.

TCW Galileo Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Equity Securities	Value
	Common Stock
	China (6.5% of Net Assets)
1,090,000	China Petroleum & Chemical Corporation, Class H	$435,801
360,000	COFCO International, Limited	183,505
115,000	GOME Electrical Appliances Holdings, Limited	112,053	*
88,000	Weiqiao Textile Company, Limited	133,734
132,000	Yanzhou Coal Mining Company, Limited	187,938
	Total China (Cost: $1,049,240)	1,053,031

	Hong Kong (22.0%)
54,000	ASM Pacific Technology, Limited	202,772
38,000	China Mobile, Limited	119,416
72,000	China Netcom Group Corporation, Limited	103,847	*
60,000	CLP Holdings, Limited	340,734
88,000	Cosco Pacific, Limited	183,376
136,000	Great Eagle Holdings, Limited	312,476
87,000	Hang Lung Group, Limited	151,813
100,000	Hong Kong Exchanges & Clearing, Limited	249,454
66,000	Hopewell Holdings, Limited	166,697
44,000	Hutchison Whampoa, Limited	400,443
109,000	Lifestyle International Holdings, Limited	167,719
254,000	Silver Grant International Industries, Limited	125,490
282,000	Singamas Container Holdings, Limited	171,733
44,370	Sun Hung Kai Properties, Limited	410,922
42,000	Wharf Holdings, Limited	135,803
52,000	Wing Hang Bank, Limited	332,122
	Total Hong Kong (Cost: $3,559,738)	3,574,817

	India (Cost: $75,600) (0.5%)
3,500	Larsen & Toubro, Limited (144A) (GDR)	80,599	**

	Indonesia (4.2%)
692,000	PT Telekomunikasi Indonesia Tbk	361,995
1,024,000	PT United Tractors Tbk	317,897
	Total Indonesia (Cost: $585,361)	679,892

	Malaysia (5.6%)
37,400	Genting BHD	196,908
152,250	Public Bank BHD	322,555
183,900	SP Setia BHD	213,152
60,400	Telekom Malaysia BHD	174,871
	Total Malaysia (Cost: $866,613)	907,486

	Philippines (0.4%)
1,800	Philippine Long Distance Telephone Company	46,536	*
31,200	Semirara Mining Corporation	20,394	*
	Total Philippines (Cost: $67,905)	66,930

	Singapore (9.3%)
245,000	Capitaland, Limited	342,733
25,000	DBS Group Holdings, Limited	241,537
178,000	First Engineering, Limited	144,681
65,000	Jaya Holdings, Limited	42,097
50,000	Keppel Corporation, Limited	281,157
21,000	Oversea-Chinese Banking Corporation, Limited	175,787
113,000	Unisteel Technology, Limited	110,614
20,000	United Overseas Bank, Limited	170,082
	Total Singapore (Cost: $1,407,040)	1,508,688

	South Korea (26.5%)
7,524	Core Logic, Incorporated	316,221
11,250	Hana Bank	299,055	*
4,070	Hyundai Mobis	278,717	*
1,480	Kookmin Bank	63,908
3,720	KT Corporation	151,143
14,170	KT&G Corporation	435,256
1,304	Pohang Iron & Steel Company, Limited	236,779
3,030	Samsung Electronics Company, Limited	1,463,089
2,000	Samsung Fire & Marine Insurance	156,164
2,310	Samsung SDI Company, Limited	252,491
1,450	Shinsegae Company, Limited	407,520
1,400	SK Telecom Company, Limited	243,390
	Total South Korea (Cost: $3,870,849)	4,303,733

	Taiwan (18.2%)
45,000	Asustek Computer, Incorporated	121,713
77,000	Cathay Financial Holding Company, Limited	151,305
5,530	China Steel Corporation	6,190
7,750	China Steel Corporation (144A) (GDR)	172,670	**
336,350	Chinatrust Financial Holding Company, Limited	378,052
300,000	Eva Airways Corporation	143,247	*
60,000	Formosa Chemicals & Fibre Company	110,361
38,717	Hon Hai Precision Industry Company, Limited (144A) (GDR)	343,420	**
20,000	MediaTek, Incorporated	117,402
70,000	Optimax Technology Corporation	172,276
150,000	Taiwan Cellular Corporation	155,689
143,000	Taiwan Fertilizer Company, Limited	165,228
48,637	Taiwan Semiconductor Manufacturing Company, Limited	80,898
79,650	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	696,938
181,063	Yuanta Core Pacific Securities Company, Limited	133,132
	Total Taiwan (Cost: $2,880,308)	2,948,521

	Thailand (5.1%)
64,100	Advanced Info Service Public Company, Limited	176,209
98,400	Bangkok Bank Public Company, Limited	295,718
501,900	Land and Houses Public Company, Limited	139,189
47,100	PTT Public Company, Limited	224,751
	Total Thailand (Cost: $814,329)	835,867
	Total Common Stock (Cost: $15,176,983) (98.3%)	15,959,564

Number of Warrants
	Warrants
	India (Cost: $81,076) (0.5%)
1,850	Infosys Technologies, Limited, expire 7/13/2007	87,608	*
	Total Equity Securities (Cost: $15,258,059) (98.8%)	16,047,172

Principal Amount	Short-Term Investments
$9,229	Foreign Currency Call Accounts	9,396
246,359	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	246,359
	Total Short-Term Investments (Cost: $255,760) (1.6%)	255,755

	Total Investments (Cost: $15,513,819) (100.4%)	16,302,927
	Liabilities in Excess of Other Assets (-0.4%)	(59,768)
	Net Assets (100.0%)	$16,243,159

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of these securities amounted to $596,689 or 3.7% of net assets.

Investments by Industry (Unaudited)	January 31, 2005

Industry	Percentage of Net Assets
Airlines	0.9%
Automotive	1.7
Banking	13.1
Beverages, Food & Tobacco	3.8
Chemicals	1.7
Coal	1.3
Commercial Services	1.6
Communications	4.8
Computers & Information	0.7
Containers & Packaging	1.1
Electric Utilities	2.1
Electrical Equipment	2.1
Electronics	18.2
Financial Services	4.5
Heavy Machinery	3.2
Home Construction, Furnishings & Appliances	0.9
Industrial - Diversified	5.1
Insurance	1.9
Lodging	1.2
Machinery	1.6
Metals	2.6
Oil & Gas	4.1
Radio Telephone Communications	1.5
Real Estate	11.4
Retailers	3.5
Telephone Communications, exc. Radio	1.4
Telephone Systems	1.7
Textiles, Clothing & Fabrics	0.8
Transportation	0.3
Short-Term Investments	1.6
Total	100.4%

See accompanying notes to schedules of investments.

TCW Galileo Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Equity Securities	Value
	Common Stock
	Argentina (1.5% of Net Assets)
5,109	Irsa Inversiones y Representaciones, S.A. (GDR)	$62,534	*
7,200	Telecom Argentina STET - France Telecom, S.A., Series B (ADR)	81,216	*
	Total Argentina (Cost: $120,499)	143,750

	Brazil (7.4%)
5,988	Banco Bradesco, S.A. (ADR)	147,305	†
524	Banco Itau Holding Financeira, S.A.	78,045
1,000	Banco Itau Holding Financiera, S.A. (ADR)	74,840
5,000	Companhia Siderurgica Nacional, S.A. (ADR)	101,250
8,900	Petroleo Brasileiro, S.A. (ADR)	319,065
	Total Brazil (Cost: $471,844)	720,505

	China (2.7%)
235,990	China Telecom Corporation, Limited	88,120
3,000	PetroChina Company, Limited (ADR)	168,300	†
	Total China (Cost: $223,958)	256,420

	Great Britain (Cost: $296,177) (3.4%)
14,178	Anglo American PLC	330,211

	Hong Kong (3.3%)
44,000	China Mobile, Limited	138,271
29,000	Citic Pacific, Limited	81,222
72	CNOOC, Limited (ADR)	3,855
48,000	Cosco Pacific, Limited	100,023
	Total Hong Kong (Cost: $278,472)	323,371

	India (3.0%)
46	Infosys Technologies, Limited (ADR)	3,038	†
4,430	Reliance Industries, Limited (144A) (GDR)	109,421	**
4,652	State Bank of India (GDR)	173,287
	Total India (Cost: $207,550)	285,746

	Indonesia (4.8%)
130,500	PT Astra International Tbk	142,940
564,000	PT Bank Rakyat Indonesia Tbk	169,121
7,500	PT Telekomunikasi Indonesia Tbk (ADR)	155,625	†
	Total Indonesia (Cost: $307,851)	467,686

	Israel (5.1%)
22,108	Bank Hapoalim, Limited	79,792
38,373	Bank Leumi, Limited	118,461
83	Koor Industries, Limited	4,498	*
6,300	Teva Pharmaceutical Industries, Limited (ADR)	180,999
24,127	United Mizrahi Bank, Limited	105,634
	Total Israel (Cost: $386,629)	489,384

	Luxembourg (Cost: $45,761) (0.8%)
1,529	Tenaris, S.A. (ADR)	75,380

	Malaysia (1.9%)
30,950	Public Bank BHD	65,570
56,700	SP Setia BHD	65,719
19,000	Telekom Malaysia BHD	55,009
	Total Malaysia (Cost: $168,455)	186,298

	Mexico (2.1%)
1,908	America Movil, S.A. de C.V. (ADR)	101,238	†
2,710	Telefonos de Mexico, S.A. de C.V. (ADR)	100,948
	Total Mexico (Cost: $139,651)	202,186

	Russia (8.2%)
7,200	Mobile Telesystems (ADR)	259,056	†
4,461	OAO Gazprom (ADR)	156,135
1,100	OAO LUKOIL (ADR)	135,300
3,200	Surgutneftegaz (ADR)	119,680	†
3,300	Vimpel-Communications (ADR)	119,460	*
	Total Russia (Cost: $703,902)	789,631

	South Africa (4.5%)
1,443	Anglo American Platinum Corporation, Limited	52,260
7,299	Barloworld, Limited	127,102
5,920	Liberty Group, Limited	64,635
4,407	Remgro, Limited	69,530
22	Sappi, Limited (ADR)	284
6,000	Sasol, Limited (ADR)	122,340
	Total South Africa (Cost: $321,381)	436,151

	South Korea (24.0%)
3,190	Hana Bank	84,799
10,600	Hyundai Motor Company (GDR)	299,450
8	Kookmin Bank	345
2,637	Kookmin Bank (ADR)	114,446	* †
9,466	KT&G Corporation (GDR)	144,357
2,030	LG Chemical, Limited	76,743
12,840	LG Electronics, Incorporated (GDR)	230,478	*
1,290	Pohang Iron & Steel Company, Limited	234,237
1,400	Posco (ADR)	63,000
325	Samsung Electronics (GDR)	78,000
956	Samsung Electronics Company, Limited	461,622
12,630	Shinhan Financial Group Company, Limited	317,677	*
3,360	SK Corporation	179,352
2,000	SK Telecom Company, Limited (ADR)	39,920	†
	Total South Korea (Cost: $1,552,908)	2,324,426

	Taiwan (15.5%)
107,000	Cathay Financial Holding Company, Limited	210,255
7,873	China Steel Corporation (GDR)	175,410
184,867	Chinatrust Financial Holding Company, Limited	207,788
9,513	Compal Electronics, Incorporated (GDR)	45,472
102,200	Formosa Plastics Corporation	178,205
9,476	Fubon Financial Holding Company (GDR)	94,286
111,560	Nan Ya Plastic Corporation	164,130
211,567	Taishin Financial Holdings Company, Limited	190,823
81,000	Taiwan Cellular Corporation	84,072
16,733	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	146,414
	Total Taiwan (Cost: $1,355,733)	1,496,855

	Thailand (4.1%)
23,327	Bangkok Bank Public Company, Limited	70,104
278,214	Land and Houses Public Company, Limited	77,155
28,220	PTT Public Company, Limited	134,660
17,200	Siam Cement Public Company, Limited	119,362
	Total Thailand (Cost: $314,438)	401,281
	Total Common Stock (Cost: $6,895,209) (92.3%)	8,929,281

	Preferred Stock
	Brazil (4.3%)
13,300	Companhia Vale do Rio Doce (ADR)	334,628
20	Tele Norte Leste Participacoes, S.A. (TELEMAR) (ADR)	288
4,000	Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)	81,726
	Total Preferred Stock (Cost: $282,485) (4.3%)	416,642
	Total Equity Securities (Cost: $7,177,694) (96.6%)	9,345,923

Principal Amount	Short-Term Investments
$34,413	Bank of America, 2.26%, due 02/15/05	34,413	***
650	Bank of America, 2.27%, due 03/03/05	650	***
19,479	Bank of America, 2.3%, due 06/09/05	19,479	***
38,439	Bank of Montreal, 2.125%, due 02/02/05	38,439	***
32,091	Bank of Montreal, 2.5%, due 03/02/05	32,091	***
22,076	Bank of Nova Scotia, 2.32%, due 02/08/05	22,076	***
1,558	Bank of Nova Scotia, 2.37%, due 02/14/05	1,558	***
12,986	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	12,986	***
120,510	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	120,510	***
129,860	Calyon, 2.34%, due 02/02/05	129,860	***
6,493	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	6,493	***
64,930	Den Danske Bank, 2.4%, due 02/22/05	64,930	***
25,832	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	25,832	***
31,558	Foreign Currency Call Accounts	33,489
25,972	Fortis Bank, 2.3%, due 02/07/05	25,972	***
12,856	Fortis Bank, 2.44%, due 03/14/05	12,856	***
64,670	General Electric Capital Corp., 2.255%, due 02/01/05	64,670	***
12,733	Greyhawk Funding, 2.349%, due 02/08/05	12,733	***
12,727	Greyhawk Funding, 2.44%, due 03/07/05	12,727	***
28,569	Harris Trust & Savings Bank, 2.28%, due 02/03/05	28,569	***
334,343	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	334,343
12,742	Jupiter Securitization Corp., 2.479%, due 03/15/05	12,742	***
12,986	Lloyds TSB Bank, 2.28%, due 02/02/05	12,986	***
48,117	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	48,117	***
5,844	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	5,844	***
6,493	Park Avenue Receivables Corp., 2.479%, due 03/15/05	6,493	***
19,320	Ranger Funding, 2.375%, due 02/14/05	19,320	***
57,918	Royal Bank of Canada, 2.32%, due 02/09/05	57,918	***
31,946	Royal Bank of Scotland, 2.36%, due 02/15/05	31,946	***
64,930	Royal Bank of Scotland, 2.36%, due 02/17/05	64,930	***
650	Royal Bank of Scotland, 2.42%, due 03/07/05	650	***
13,505	Royal Bank of Scotland, 2.48%, due 03/18/05	13,505	***
1,039	Royal Bank of Scotland, 2.53%, due 03/21/05	1,039	***
12,986	Sheffiled Receivables Corp., 2.345%, due 02/11/05	12,986	***
5,584	Svenska Handlesbanken, 2.355%, due 02/14/05	5,584	***
61,423	Toronto Dominion Bank, 2.435%, due 03/16/05	61,423	***
12,985	Wells Fargo & Co., 2.44%, due 02/22/05	12,985	***
	Total Short-Term Investments (Cost: $1,401,354) (14.5%)	1,403,144

	Total Investments (Cost: $8,579,048) (111.1%)	10,749,067
	Liabilities in Excess of Other Assets (-11.1%)	(1,070,341)
	Net Assets (100.0%)	$9,678,726

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of these securities amounted to $109,421 or 1.1% of net assets.

***		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)	January 31, 2005

Industry	Percentage of Net Assets

Automotive	4.6%
Banking	16.6
Banking & Financial Services	1.8
Beverages, Food & Tobacco	1.5
Building Materials	1.2
Chemicals	5.4
Commercial Services	1.0
Communications	7.5
Computers & Information	0.5
Electronics	9.5
Financial Services	4.8
Home Construction, Furnishings & Appliances	0.8
Insurance	2.8
Metals	10.7
Mining	4.8
Oil & Gas	14.7
Pharmaceuticals	1.9
Radio Telephone Communications	2.7
Real Estate	1.3
Telephone Communications, exc. Radio	2.5
Short-Term Investments	14.5
Total	111.1%

See accompanying notes to schedules of investments.

TCW Galileo Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2005

	Principal Amount	Fixed Income Securities	Value
		Argentina (7.6% of Net Assets)
	$1,000,000	Banco De Galicia Y Buenos, (Reg. S), 5.44%, due 01/01/10	$905,000
	3,000,000	Republic of Argentina, 1.98%, due 08/03/12	2,550,000
	350,304	Transportadora de Gas del Sur S.A., (144A), 7%, due 12/15/13, Series B-AP	337,168	*
	158,064	Transportadora de Gas del Sur S.A., (Reg. S), 7%, due 12/15/13, Series B-A	154,508
	431,472	Transportadora de Gas del Sur S.A., (Reg. S), 7%, due 12/15/13, Series B-AP	417,449
		Total Argentina (Cost: $3,550,908)	4,364,125

		Brazil (14.2%)
	2,250,000	Globopar Communications, (Reg. S), 10.625%, due 12/05/08	2,182,500	#
	800,000	Republic of Brazil, 9.25%, due 10/22/10	886,800
	1,350,000	Republic of Brazil, 10%, due 08/07/11	1,539,000
	2,700,000	Republic of Brazil, 14.5%, due 10/15/09	3,541,050
		Total Brazil (Cost: $6,005,944)	8,149,350

		China (5.1%)
	800,000	AES China Generating Company, 8.25%, due 06/26/10	827,370
	840,000	Asia Aluminum Holdings, Limited, (144A), 8%, due 12/23/11	840,000	*
	1,500,000	New ASAT Finance, Limited, (Reg. S), 9.25%, due 02/01/11	1,282,500
		Total China (Cost: $2,950,589)	2,949,870

		Colombia (5.4%)
	550,000	Chivor S.A., (144A), 9.75%, due 12/30/14	567,875	*
	1,520,000	Republic of Colombia, 8.7%, due 02/15/16	1,516,960
	886,700	Republic of Colombia, 9.75%, due 04/09/11	1,003,744
		Total Colombia (Cost: $2,820,175)	3,088,579

		Czech Republic (Cost: $1,306,246) (2.2%)
EUR	979,441	Sazka A.S., 7.375%, due 05/05/14	1,289,518

		Dominican Republic (4.7%)
	$1,345,199	Government of the Dominican Republic, 2%, due 08/30/09	1,224,131
	2,660,000	Tricom S.A., 11.375%, due 09/01/04	1,489,600	#
		Total Dominican Republic (Cost: $3,353,639)	2,713,731

	Guatemala (Cost: $850,873) (1.5%)
850,000	Empresa Electric a de Guatemala, (144A), 8.5%, due 12/21/14	833,000	*

	Hong Kong (Cost: $586,348) (1.0%)
575,000	City Telecom HK, Limited, (144A), 8.75%, due 02/01/15	598,000	*

	India (Cost: $959,330) (1.7%)
960,000	Vedanta Resources PLC, (144A), 6.625%, due 02/22/10	957,600	*

	Indonesia (4.6%)
880,000	Republic of Indonesia, Loan Participation Agreement dated 03/28/94, Barclays Bank PLC as Counterparty, Variable Rate based on LIBOR + 0.875%, due 03/28/13	796,400
2,251,840	Republic of Indonesia, Loan Participation Agreement dated 06/14/95, Credit Suisse First Boston International as Counterparty, Variable Rate based on LIBOR + 0.875%, due 12/14/19	1,846,509
	Total Indonesia (Cost: $2,393,985)	2,642,909

	Ivory Coast (Cost: $640,000) (1.3%)
4,000,000	Republic of Ivory Coast, 2%, due 03/29/18	720,000

	Kazakhstan (3.3%)
1,000,000	Kazkommerts International B.V., (144A), 7.875%, due 04/07/14	992,500	*
900,000	Turanalem Finance B.V., (144A), 8%, due 03/24/14	877,500	*
	Total Kazakhstan (Cost: $1,797,024)	1,870,000

	Mexico (8.4%)
2,500,000	Atlos Hornos de Mexico, S.A. de C.V., Loan Agreement dated 12/16/04, J.P. Morgan Chase & Co. as Agent, due 12/31/05	1,125,000
2,900,000	Grupo Iusacell, S.A. de C.V., 10%, due 07/15/04	2,059,000	#
605,000	Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 10.25%, due 06/15/07	645,837
1,000,000	Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 11.75%, due 06/15/09	1,007,500
	Total Mexico (Cost: $4,716,366)	4,837,337

	Qatar (Cost: $579,150) (1.1%)
540,000	Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14	642,330

	Russia (10.5%)
2,000,000	European Investment Bank, (144A), 0%, due 01/19/10	1,502,500	*
550,000	Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08	591,938
1,750,000	Russian Federation, 3%, due 05/14/11	1,489,950
2,345,000	Russian Federation, (Reg. S), 5%, due 03/31/30	2,461,781
	Total Russia (Cost: $5,730,971)	6,046,169

	Singapore (Cost: $800,000) (1.4%)
800,000	STATS ChipPac, Limited, (144A), 6.75%, due 11/15/11	774,000	*

	South Korea (Cost: $851,891) (1.5%)
850,000	Hanarotelecom, Inc., (144A), 7%, due 02/01/12	856,472	*

	Vietnam (Cost: $788,502) (1.4%)
845,000	Socialist Republic of Vietnam, 4%, due 03/12/16	799,581
	Total Fixed Income Securities (Cost: $40,681,941) (76.9%)	44,132,571

Number of Shares or Warrants	Equity Securities
	Indonesia (Cost: $0) (0.0%)
2,010	Asia Pulp & Paper Company, Limited, Warrants, expire 03/15/05	—	**

	Poland (Cost: $251,170) (1.3%)
550,000	Netia Holdings S.A., Common Stock	759,754	**
	Total Equity Securities (Cost: $251,170) (1.3%)	759,754

Principal Amount	Purchased Currency Options
	Hong Kong (Cost: $175,000) (0.2%)
$50,000,000	Hong Kong Dollar Put, Strike Price HKD 7.80, expire 01/12/07	118,500

	India (Cost: $55,000) (0.2%)
2,000,000	Indian Rupee Call, Strike Price INR 45.26, expire 11/23/05	108,000
	Total Purchased Currency Options (Cost: $230,000) (0.4%)	226,500

	Short-Term Investments
12,884	Foreign Currency Call Accounts	12,471
12,426,885	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	12,426,885
	Total Short-Term Investments (Cost: $12,439,769) (21.7%)	12,439,356

	Total Investments (Cost: $53,602,880) (100.3%)	57,558,181
	Liabilities in Excess of Other Assets (-0.3%)	(162,475)
	Net Assets (100.0%)	$57,395,706

Notes to the Schedule of Investments:

EUR	-	Euro Currency.
Reg. S	-	Investments issued under Regulation S may not be offered, sold, or delivered within the United States except under special exemptions.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of these securities amounted to $9,136,615 or 15.9% of net assets.

**		Non-income producing.
#		Company is in default and is not making interest payments.

Investments by Industry (Unaudited)	January 31, 2005

Industry	Percentage of Net Assets
Banking & Financial Services	7.8%
Building Materials	1.5
Commercial Services	2.2
Communications	3.6
Electric Utilities	3.9
Electronics	1.3
Financial Services	4.2
Foreign Government Securities	35.5
Metals	1.7
Oil & Gas	2.7
Telephone Communications, exc. Radio	6.0
Telephone Systems	5.3
Transportation	2.9
Short-Term Investments	21.7
Total	100.3%

See accompanying notes to schedules of investments.

TCW Galileo Select International Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2005

Number of Shares	Common Stock	Value
	Brazil (Cost: $452,881) (2.3% of Net Assets)
14,200	Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)	$577,230

	Canada (Cost: $644,250) (2.3%)
7,900	Research In Motion, Limited	563,191	*

	Denmark (Cost: $439,808) (2.1%)
12,400	TDC A/S	515,836

	France (19.3%)
41,700	Alcatel S.A.	598,080	*
42,368	Axa S.A.	1,028,843
20,800	European Aeronautic Defense and Space Company, N.V.	637,723
5,397	Lagardere S.C.A.	407,203
4,320	Total S.A.	928,579
15,060	Veolia Environement	539,088
19,700	Vivendi Universal S.A.	623,102	*
	Total France (Cost: $4,069,760)	4,762,618

	Germany (9.7%)
11,050	Deutsche Bank AG	940,653
10,700	Metro AG	558,424
5,710	SAP AG	887,551
	Total Germany (Cost: $2,200,277)	2,386,628

	Great Britain (14.0%)
17,100	AstraZeneca PLC	642,030
72,272	British Sky Broadcasting PLC	771,073
156,000	EasyJet PLC	647,309	*
27,598	GlaxoSmithKline PLC	610,485
502	Pearson PLC	5,835
300,581	Vodafone Group PLC	776,937
	Total Great Britain (Cost: $3,306,753)	3,453,669

	Japan (22.9%)
78,000	Anritsu Corporation	603,770	†
14,500	Aoyama Trading Company, Limited	385,906
16,200	Fanuc, Limited	1,092,734
81	Mitsubishi Tokyo Financial Group, Incorporated	766,353
405	NTT Docomo, Incorporated	702,527
26,300	Shin-Etsu Chemical Company, Limited	1,039,738
4,100	SMC Corporation	478,796
8,230	Takefuji Corporation	577,542
	Total Japan (Cost: $5,181,007)	5,647,366

	Netherlands (9.4%)
42,500	ASM Lithography Holding, N.V.	695,808	* †
39,300	Koninklijke (Royal) Philips Electronics, N.V.	1,026,570
35,900	ST Microelectronics, N.V.	599,236
	Total Netherlands (Cost: $2,280,470)	2,321,614

	Russia (Cost: $604,339) (2.7%)
18,800	Mobile Telesystems (ADR)	676,424	†

	South Korea (Cost: $292,527) (1.6%)
810	Samsung Electronics Company, Limited	391,123

	Spain (Cost: $274,200) (1.5%)
20,503	Telefonica S.A.	373,198

	Switzerland (9.2%)
1,435	Serono S.A.	888,920
6,580	UBS AG	535,034
5,080	Zurich Financial Services AG	845,226	*
	Total Switzerland (Cost: $1,989,226)	2,269,180

	Taiwan (Cost: $364,754) (1.5%)
104,133	United Microelectronics Corporation (ADR)	367,589	*
	Total Common Stock (Cost: $22,100,252) (98.5%)	24,305,666

Principal Amount	Short-Term Investments
$66,414	Bank of America, 2.26%, due 02/15/05	66,414	**
1,254	Bank of America, 2.27%, due 03/03/05	1,254	**
37,593	Bank of America, 2.3%, due 06/09/05	37,593	**
74,184	Bank of Montreal, 2.125%, due 02/02/05	74,184	**
61,934	Bank of Montreal, 2.5%, due 03/02/05	61,934	**
42,605	Bank of Nova Scotia, 2.32%, due 02/08/05	42,605	**
3,007	Bank of Nova Scotia, 2.37%, due 02/14/05	3,007	**
25,062	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	25,062	**
232,576	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	232,576	**
250,621	Calyon, 2.34%, due 02/02/05	250,621	**
12,531	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	12,531	**
125,310	Den Danske Bank, 2.4%, due 02/22/05	125,310	**

49,853	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	49,853	**
50,124	Fortis Bank, 2.3%, due 02/07/05	50,124	**
24,811	Fortis Bank, 2.44%, due 03/14/05	24,811	**
124,809	General Electric Capital Corp., 2.255%, due 02/01/05	124,809	**
24,573	Greyhawk Funding, 2.349%, due 02/08/05	24,573	**
24,563	Greyhawk Funding, 2.44%, due 03/07/05	24,563	**
55,137	Harris Trust & Savings Bank, 2.28%, due 02/03/05	55,137	**
476,480	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	476,480
24,589	Jupiter Securitization Corp., 2.479%, due 03/15/05	24,589	**
25,062	Lloyds TSB Bank, 2.28%, due 02/02/05	25,062	**
92,862	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	92,862	**
11,278	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	11,278	**
12,531	Park Avenue Receivables Corp., 2.479%, due 03/15/05	12,531	**
37,286	Ranger Funding, 2.375%, due 02/14/05	37,286	**
111,776	Royal Bank of Canada, 2.32%, due 02/09/05	111,776	**
61,653	Royal Bank of Scotland, 2.36%, due 02/15/05	61,653	**
125,310	Royal Bank of Scotland, 2.36%, due 02/17/05	125,310	**
1,254	Royal Bank of Scotland, 2.42%, due 03/07/05	1,254	**
26,065	Royal Bank of Scotland, 2.48%, due 03/18/05	26,065	**
2,005	Royal Bank of Scotland, 2.53%, due 03/21/05	2,005	**
25,062	Sheffiled Receivables Corp., 2.345%, due 02/11/05	25,062	**
10,776	Svenska Handlesbanken, 2.355%, due 02/14/05	10,776	**
33,881	TCW Galileo Money Market Fund, 1.94%, due 02/01/05	33,881	#
118,544	Toronto Dominion Bank, 2.435%, due 03/16/05	118,544	**
25,061	Wells Fargo & Co., 2.44%, due 02/22/05	25,061	**
	Total Short-Term Investments (Cost: $2,508,436) (10.2%)	2,508,436

	Total Investments (Cost: $24,608,688) (108.7%)	26,814,102
	Liabilities in Excess of Other Assets (-8.7%)	(2,153,207)
	Net Assets (100.0%)	$24,660,895

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
#		Affiliated Investment.

Investments by Industry (Unaudited)	January 31, 2005

Industry	Percentage of Net Assets
Aerospace/Defense	2.6%
Airlines	2.6
Apparel Retailers	1.6
Banking	11.4
Chemicals	4.2
Communications	5.2
Computer Services	3.6
Electronics	19.4
Environmental Controls	2.2
Heavy Machinery	1.9
Insurance	7.6
Media - Broadcasting & Publishing	7.3
Oil & Gas	6.1
Pharmaceuticals	8.7
Radio Telephone Communications	6.0
Retailers	2.2
Telecommunications	2.3
Telephone Communications, exc. Radio	3.6
Short-Term Investments	10.2
Total	108.7%

See accompanying notes to schedules of investments.

TCW Galilco Funds, Inc.

International

Notes to Schedules of Investments (Unaudited)	January 31, 2005

Note 1 — Organization

TCW Galileo Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the “Funds”). TCW Investment Management Company (the “Advisor”‘) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. (“SGUK”) (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund and the TCW Galileo Select International Growth Equities Fund.  SGY Asset Management (Singapore) Ltd. (“SGY”) is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund.  The Advisor, SGUK and SGY are the second-tier subsidiaries of Société Générale Asset Management, S.A.  Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

TCW Galileo Fund	Investment Objective
Non-Diversified Equity Funds

TCW Galileo Asia Pacific Equities Fund

Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Galileo Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Galileo Select International Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of non U.S. companies in both developed and emerging market countries around the world.

Non-Diversified Fixed Income Fund

TCW Galileo Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies, instrumentalities or private corporate issuers.

On December 14, 2004, the Company announced, after the approval by the Company’s Board of Directors, that the TCW Galileo European Growth Equities Fund would be liquidated as of December 31, 2004.  All shareholders were redeemed out of the Fund on December 31, 2004 with that day’s net asset value per share.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts:   Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 6).

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There are no repurchase agreements outstanding at January 31, 2005.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially.  The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2005. The loans were collateralized with cash which were invested in short-term instruments.

	Market Value of Loaned Securities	Collateral Value
TCW Galileo Emerging Markets Equities Fund	$999	$1,035
TCW Galileo Select International Growth Equities Fund	1,898	1,998

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Asia Pacific Equities Fund	TCW Galileo Emerging Markets Equities Fund	TCW Galileo Emerging Markets Income Fund	TCW Galileo Select International Growth Equities Fund
Unrealized Appreciation	929	2,207	5,560	2,533
Unrealized (Depreciation)	(167)	(102)	(360)	(595)
Net Unrealized Appreciation	762	2,105	5,200	1,938
Cost of Investments for Federal Income Tax Purposes	15,541	8,644	52,358	24,876

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at January 31, 2005.

Note 6 — Forward Foreign Currency Contracts

The fund listed below invested in forward foreign currency contracts during the period ended January 31, 2005. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund’s investment in foreign securities. These contracts are “marked-to-market” at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund’s financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through the sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at January 31, 2005:

TCW Galileo

Emerging Markets

Income Fund:

Expiration Date	Contracts to Buy or Sell	In Exchange for U.S. $	Unrealized Appreciation (Depreciation) on Contracts
11/14/2005	Buy Mexican Peso 8,547,000	$700,000	$27,060
11/14/2005	Sell Mexican Peso 8,547,000	715,081	(11,979)
	Total Unrealized Appreciation		$15,081

TCW Galileo Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2005

Principal Amount	Fixed Income Securities	Value
	Agency Securities (40.7% of Net Assets)
$10,000,000	Federal Home Loan Bank, 1.3%, due 04/13/05	$10,000,000
10,000,000	Federal Home Loan Bank, 1.35%, due 04/29/05	10,000,000
10,000,000	Federal Home Loan Bank, 1.47%, due 02/28/05	10,000,000
10,000,000	Federal Home Loan Bank, 1.795%, due 03/15/05	9,999,759
10,000,000	Federal Home Loan Bank, 1.99%, due 04/19/05	9,999,544
10,000,000	Federal Home Loan Bank, 2.5%, due 11/02/05	10,000,000
14,500,000	Federal Home Loan Mortgage Corp., 1.079%, due 02/04/05	14,499,826
8,800,000	Federal Home Loan Mortgage Corp., 2%, due 10/07/05	8,801,178
4,400,000	Federal Home Loan Mortgage Corp., 2.15%, due 02/02/05	4,399,737
20,000,000	Federal Home Loan Mortgage Corp., 2.165%, due 11/07/05	19,998,073
10,000,000	Federal National Mortgage Association, 1.33%, due 02/23/05	10,000,000
10,000,000	Federal National Mortgage Association, 1.36%, due 05/03/05	10,000,000
10,000,000	Federal National Mortgage Association, 1.75%, due 05/23/05	10,000,000
10,000,000	Federal National Mortgage Association, 1.755%, due 04/15/05	9,998,983
14,900,000	Federal National Mortgage Association, 1.876%, due 10/03/05	14,892,423
6,000,000	Federal National Mortgage Association, 2.2%, due 02/01/05	6,000,000
10,000,000	Federal National Mortgage Association, 2.23%, due 02/01/05	10,000,000
3,000,000	Federal National Mortgage Association, 2.286%, due 01/09/06	2,998,314
3,700,000	Federal National Mortgage Association, 2.3%, due 02/09/05	3,698,109
10,000,000	Federal National Mortgage Association, 2.36%, due 06/09/05	9,997,781
10,000,000	Federal National Mortgage Association, 2.42%, due 03/23/05	9,966,389
	Total Agency Securities (Cost: $205,250,116)	205,250,116

	Commercial Paper (44.3%)
5,000,000	Abbey National North America, 2.29%, due 02/02/05	4,999,682
10,000,000	American General Finance Corp., 2.51%, due 02/08/05	9,995,119
20,000,000	ChevronTexaco Corp., 2.3%, due 02/03/05	19,997,445
4,000,000	Citigroup Global Markets Holdings, Inc., 2.47%, due 02/01/05	4,000,000
15,000,000	Dupont EI de Nemours Co., 2.24%, due 02/01/05	15,000,000
5,800,000	Dupont EI de Nemours Co., 2.24%, due 02/03/05	5,799,278
6,000,000	First Data Corp., 2.39%, due 02/04/05	5,998,805
14,000,000	First Data Corp., 2.46%, due 02/01/05	14,000,000
20,000,000	Goldman Sachs Group, Inc., 2.45%, due 02/04/05	19,995,917
4,000,000	Halifax Bank of Scotland, 2.4%, due 02/07/05	3,998,400
10,000,000	Halifax Bank of Scotland, 2.42%, due 03/21/05	9,967,733
4,200,000	Halifax Bank of Scotland, 2.47%, due 02/02/05	4,199,712
15,320,000	Illinois Tool Works, Inc., 2.48%, due 02/01/05	15,320,000
25,000,000	Intel Corp., 2.5%, due 02/01/05	25,000,000
6,700,000	International Lease Finance Corp., 2.25%, due 02/01/05	6,700,000
7,000,000	Morgan Stanley, 2.34%, due 02/02/05	6,999,545
10,000,000	Morgan Stanley, 2.36%, due 02/03/05	9,998,689
5,000,000	Morgan Stanley, 2.52%, due 02/01/05	5,000,000
13,855,000	Paccar Financial Corp., 2.25%, due 02/02/05	13,854,134
8,000,000	Paccar Financial Corp., 2.48%, due 02/07/05	7,996,693
10,000,000	Toyota Motor Credit Corp., 2.35%, due 02/07/05	9,996,083
4,600,000	USAA Capital Corp., 2.28%, due 02/04/05	4,599,126
	Total Commercial Paper (Cost: $223,416,361)	223,416,361

	Corporate Fixed Income Securities (14.9%)
2,500,000	American General Finance Corp., 2%, due 04/15/05	2,503,188
16,000,000	Associates Corp. of North America, 6%, due 07/15/05	16,255,645
15,000,000	FleetBoston Financial Corp., 7.25%, due 09/15/05	15,443,146
12,500,000	General Electric Capital Corp., 2.615%, due 03/15/05	12,501,979
7,500,000	General Electric Capital Corp., 6.8%, due 11/01/05	7,722,717
8,500,000	JP Morgan Chase & Co., 2.609%, due 05/20/05	8,506,820
12,400,000	Merrill Lynch & Co., Inc., 0%, due 12/14/05	12,090,199
	Total Corporate Fixed Income Securities (Cost: $75,023,694)	75,023,694
	Total Fixed Income Securities (Cost: $503,690,171) (99.9%)	503,690,171

	Other Short-Term Investments (Cost: $78,618) (0.0%)
78,618	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	78,618

	Total Investments (Cost: $503,768,789) (99.9%)	503,768,789
	Excess of Other Assets over Liabilities (0.1%)	421,009
	Net Assets (100.0%)	$504,189,798

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Automotive	2.0%
Banking & Financial Services	11.7
Chemicals	4.1
Computer Software & Services	8.9
Financial Services	20.8
Household Products	3.0
Insurance	4.7
Oil & Gas	4.0
U.S. Government Securities	40.7
Short-Term Investments	0.0 *
Total	99.9%

*                                         Value rounds to less than 0.1% of net assets

See accompanying notes to schedules of investments.

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2005

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Advertising (0.1% of Net Assets)
$75,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$84,375

	Aerospace/Defense (0.4%)
75,000	Lockheed Martin Corp., 8.5%, due 12/01/29	104,983
50,000	Northrop Grumman Corp., 7.75%, due 02/15/31	64,706
85,000	Sequa Corp., 8.875%, due 04/01/08	93,075
	Total Aerospace/Defense	262,764

	Airlines (0.0%)
10,000	Petroleum Helicopters, Inc., 9.375%, due 05/01/09	10,800

	Automotive (1.1%)
90,000	ArvinMeritor, Inc., 8.75%, due 03/01/12	101,250
40,000	Collins & Aikman Products Corp., 10.75%, due 12/31/11	39,600	†
5,000	Cooper Standard Automotive, Inc., (144A), 7%, due 12/15/12	4,900	*
15,000	Cooper Standard Automotive, Inc., (144A), 8.375%, due 12/15/14	14,250	*
125,000	Daimler-Chrysler N.A., 7.2%, due 09/01/09	138,211
40,000	Dura Operating Corp., Series D, 9%, due 05/01/09	38,600	†
40,000	Eagle-Picher Industries, Inc., 9.75%, due 09/01/13	36,800
100,000	Ford Motor Credit Corp., 6.5%, due 01/25/07	103,279
100,000	General Motors Acceptance Corp., 6.15%, due 04/05/07	101,730
50,000	General Motors Corp., 7.125%, due 07/15/13	49,645	†
30,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	31,950
30,000	Navistar International Corp., 7.5%, due 06/15/11	31,950	†
	Total Automotive	692,165

	Banking & Financial Services (4.6%)
85,000	AmeriCredit Corp., 9.25%, due 05/01/09	91,162
150,000	Asian Development Bank (Supranational), 6.75%, due 06/11/07	160,950
150,000	Bank of America Corp., 5.875%, due 02/15/09	160,207
100,000	Boeing Capital Corp., 4.75%, due 08/25/08	102,761
125,000	Citigroup, Inc., 5%, due 03/06/07	128,637
100,000	Countrywide Home Loans, Inc., 5.625%, due 05/15/07	103,856
125,000	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	123,632
65,000	Dollar Financial Group, Inc., 9.75%, due 11/15/11	71,825
100,000	First Union National Bank, 7.8%, due 08/18/10	117,146
35,000	Forest City Enterprises, Inc., 7.625%, due 06/01/15	37,275
125,000	General Electric Capital Corp., 5.875%, due 02/15/12	135,671
50,000	Goldman Sachs Group, Inc., 6.65%, due 05/15/09	54,914
100,000	Household Finance Corp., 5.75%, due 01/30/07	103,877
150,000	International Bank of Reconstruction & Development, 5%, due 03/28/06	153,172
125,000	International Lease Finance Corp., 5.875%, due 05/01/13	133,281
50,000	John Deere Capital Corp., 5.1%, due 01/15/13	51,993
125,000	JP Morgan Chase & Co., 3.8%, due 10/02/09	122,795
125,000	Lehman Brothers Holdings, Inc., 3.95%, due 11/10/09	123,116
75,000	Morgan Stanley, 6.75%, due 04/15/11	83,729
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	67,042
75,000	PNC Funding Corp., 5.25%, due 11/15/15	75,932
35,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	35,000
125,000	Textron Financial Corp., 5.875%, due 06/01/07	130,770
125,000	US Bank National Association, 6.3%, due 02/04/14	139,372
125,000	Washington Mutual, Inc., 5.625%, due 01/15/07	129,382
125,000	Wells Fargo & Co., 6.45%, due 02/01/11	139,504
25,000	Western Financial Bank, 9.625%, due 05/15/12	28,250
	Total Banking & Financial Services	2,805,251

	Beverages, Food & Tobacco (0.6%)
50,000	Anheuser Busch Companies, Inc., 5.75%, due 04/01/10	53,704
40,000	Dole Foods Co., Inc., 8.875%, due 03/15/11	43,100
50,000	General Mills, Inc., 6%, due 02/15/12	54,391
50,000	Kellogg Co., 7.45%, due 04/01/31	64,591
75,000	Sara Lee Corp., 3.875%, due 06/15/13	71,569
25,000	Standard Commercial Corp., 8%, due 04/15/12	25,687
50,000	Viskase Cos., Inc., (144A), 11.5%, due 06/15/11	52,000	*
	Total Beverages, Food & Tobacco	365,042

	Chemicals (0.7%)
65,000	Equistar Chemical, LP, 10.125%, due 09/01/08	74,100
15,000	Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09	14,400
15,000	Huntsman International, LLC, 9.875%, due 03/01/09	16,350
40,000	ISP Chemco, 10.25%, due 07/01/11	44,400
25,000	ISP Holdings, Inc., 10.625%, due 12/15/09	27,250
10,000	Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07	10,975
25,000	Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12	29,375	†
70,000	Nalco Co., 7.75%, due 11/15/11	75,250
10,000	Radnor Holdings Corp., 11%, due 03/15/10	9,062	†
35,000	Resolution Performance Products, LLC, 9.5%, due 04/15/10	38,062
10,000	Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14	10,300	*
50,000	Rohm and Haas Co., 7.4%, due 07/15/09	56,558
	Total Chemicals	406,082

	Commercial Services (1.1%)
85,000	Allied Waste North America, 6.375%, due 04/15/11	80,112
26,000	Coinmach Corp., 9%, due 02/01/10	26,780
90,000	H&E Equipment Services, LLC, 11.125%, due 06/15/12	99,000
50,000	Muzak, LLC/Muzak Finance Corp., 10%, due 02/15/09	47,625
60,000	NationsRent, Inc., 9.5%, due 10/15/10	66,900
70,000	NDCHealth Corp., 10.5%, due 12/01/12	71,925
15,000	U.S. Oncology, Inc., (144A), 9%, due 08/15/12	16,387	*
55,000	U.S. Oncology, Inc., (144A), 10.75%, due 08/15/14	62,837	* †
50,000	United Agri Products, (144A), 8.25%, due 12/15/11	53,750	*
75,000	United Rentals North America, Inc., 7.75%, due 11/15/13	73,312	†
25,000	Xerox Corp., 7.125%, due 06/15/10	26,937
50,000	Xerox Corp., 9.75%, due 01/15/09	57,750
	Total Commercial Services	683,315

	Communications (0.3%)
55,000	Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12	59,400	*
90,000	PanAmSat Corp., (144A), 9%, due 08/15/14	97,650	*
35,000	PanAmSat Holding Corp., (144A), 0% to 11/01/09, 10.375% thereafter, due 11/01/14	23,275	*
5,000	Telex Communications, Inc., 11.5%, due 10/15/08	5,500
	Total Communications	185,825

	Computer Services (0.2%)
50,000	IBM Corp., 6.5%, due 01/15/28	58,046
55,000	UGS Corp., (144A), 10%, due 06/01/12	60,775	*
	Total Computer Services	118,821

	Construction (0.1%)
55,000	Technical Olympic USA, Inc., 9%, due 07/01/10	59,125

	Containers & Packaging (0.5%)
55,000	BWAY Corp., 10%, due 10/15/10	59,400
45,000	Owens-Brockway Glass Co., 7.75%, due 05/15/11	48,487
25,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	27,875
60,000	Pliant Corp., 11.125%, due 09/01/09	65,400
40,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	36,600	†
40,000	U.S. Can Corp., 10.875%, due 07/15/10	42,800
	Total Containers & Packaging	280,562

	Electric Utilities (1.3%)
75,000	American Electric Power Co., Inc., Series D, 5.25%, due 06/01/15	76,872
100,000	DTE Energy Co., 7.05%, due 06/01/11	113,676
85,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	98,919
125,000	FPL Group Capital, Inc., 6.125%, due 05/15/07	131,145
50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	55,357
90,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	104,175
15,000	Reliant Energy, Inc., 6.75%, due 12/15/14	14,625
80,000	Reliant Resources, Inc., 9.25%, due 07/15/10	89,000	†
95,000	Teco Energy, Inc., 7%, due 05/01/12	102,837
20,000	Texas Genco, LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	20,700	*
	Total Electric Utilities	807,306

	Electronics (0.2%)
65,000	Amkor Technology, Inc., 7.75%, due 05/15/13	57,687	†
10,000	Amkor Technology, Inc., 9.25%, due 02/15/08	9,875	†
20,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	21,600
5,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (144A), 6.875%, due 12/15/11	5,162	*
10,000	Stoneridge, Inc., 11.5%, due 05/01/12	11,450
	Total Electronics	105,774

	Energy & Oil Services (0.6%)
45,000	Chesapeake Energy Corp., 7%, due 08/15/14	47,587
5,000	Chesapeake Energy Corp., (144A), 6.375%, due 06/15/15	5,112	*
25,000	Coastal Corp., 6.95%, due 06/01/28	22,125
25,000	El Paso Corp., 7.875%, due 06/15/12	25,937	†
80,000	Forest Oil Corp., 8%, due 12/15/11	90,800
20,000	Hanover Compressor Co., 8.625%, due 12/15/10	21,600
50,000	Hanover Compressor Co., 9%, due 06/01/14	55,500
75,000	NRG Energy, Inc., (144A), 8%, due 12/15/13	80,625	*
	Total Energy & Oil Services	349,286

	Entertainment & Leisure (0.7%)
25,000	Cinemark USA, Inc., 9%, due 02/01/13	28,000
85,000	Gaylord Entertainment Co., 8%, due 11/15/13	91,162
5,000	Hollywood Casino Corp., 13%, due 08/01/06	4,200	#
110,000	Majestic Star Casino, LLC/Majestic Star Casino Capital, 9.5%, due 10/15/10	115,775
15,000	Mandalay Resort Group, 7.625%, due 07/15/13	16,350
20,000	Mandalay Resort Group, Inc., 9.375%, due 02/15/10	23,050
25,000	Mikohn Gaming Corp., Series B, 11.875%, due 08/15/08	26,875
15,000	Premier Entertainment Biloxi, LLC, 10.75%, due 02/01/12	16,312	†
35,000	Six Flags, Inc., 9.5%, due 02/01/09	36,662
5,000	Station Casinos, Inc., 6%, due 04/01/12	5,150
20,000	Warner Music Group, (144A), 7.375%, due 04/15/14	20,900	*
40,000	WMG Holdings Corp., (144A), 0% to 12/15/09, 9.5% thereafter, due 12/15/14	26,900	* †
30,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., (144A), 6.625%, due 12/01/14	29,550	*
	Total Entertainment & Leisure	440,886

	Foods, Hotels & Restaurants (0.3%)
45,000	Ahold Finance USA, Inc., 8.25%, due 07/15/10	51,075
50,000	Kroger Co., 5.5%, due 02/01/13	52,512
55,000	Mortons Restaurant Group, Inc., 7.5%, due 07/01/10	53,625
35,000	Stater Brothers Holdings, 8.125%, due 06/15/12	36,969
	Total Foods, Hotels & Restaurants	194,181

	Healthcare (0.4%)
60,000	Concentra Operating Corp., 9.125%, due 06/01/12	67,350
15,000	Concentra Operating Corp., 9.5%, due 08/15/10	16,613
15,000	Coventry Health Care, Inc., (144A), 5.875%, due 01/15/12	15,189	*
50,000	HCA, Inc., 6.375%, due 01/15/15	50,501
24,000	Psychiatric Solutions, Inc., 10.625%, due 06/15/13	27,480
90,000	Tenet Healthcare Corp., (144A), 9.875%, due 07/01/14	93,375	*
	Total Healthcare	270,508

	Home Construction, Furnishings & Appliances (0.2%)
45,000	Interactive Health, LLC, (144A), 7.25%, due 04/01/11	41,513	*
35,000	Nortek, Inc., 8.5%, due 09/01/14	35,963
40,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	45,100
	Total Home Construction, Furnishings & Appliances	122,576

	Household Products (0.1%)
50,000	Procter & Gamble Co., 6.875%, due 09/15/09	56,111

	Insurance (0.3%)
75,000	Allstate Corp., 5%, due 08/15/14	76,148
50,000	MetLife, Inc., 6.125%, due 12/01/11	54,704
75,000	UnitedHealth Group, Inc., 5%, due 08/15/14	76,091
	Total Insurance	206,943

	Machinery (0.2%)
95,000	Case New Holland, Inc., (144A), 9.25%, due 08/01/11	103,788	*
15,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	15,225	*
	Total Machinery	119,013

	Media - Broadcasting & Publishing (2.0%)
45,000	American Media Operation, Inc., 8.875%, due 01/15/11	47,250	†
50,000	Charter Communications Capital Corp., (144A), 8%, due 04/30/12	50,500	*
25,000	Charter Communications Holdings, LLC, 9.92%, due 04/01/11	19,813	†
25,000	Charter Communications Holdings, LLC, 10%, due 05/15/11	19,750
125,000	Comcast Cable Communications Corp., 6.75%, due 01/30/11	139,811
100,000	CSC Holdings, Inc., 8.125%, due 08/15/09	109,750
10,000	Dex Media West, LLC, 8.5%, due 08/15/10	10,900
50,000	EchoStar DBS Corp., 6.375%, due 10/01/11	50,938
50,000	Insight Communications Company, Inc., 0% to 02/15/06, 12.25% thereafter, due 02/15/11	48,875
70,000	LBI Media, Inc., 10.125%, due 07/15/12	78,050
35,000	Mastec, Inc., 7.75%, due 02/01/08	34,300	†
25,000	Mediacom Broadband, LLC, 11%, due 07/15/13	27,000
60,000	Mediacom, LLC, 9.5%, due 01/15/13	60,000
50,000	News America, Inc., 6.55%, due 03/15/33	54,201
25,000	Primedia, Inc., 8%, due 05/15/13	25,563
70,000	Primedia, Inc., 8.875%, due 05/15/11	73,850
60,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	62,850
35,000	Rogers Cable, Inc., 6.75%, due 03/15/15	35,919
75,000	Time Warner Entertainment, Inc., 7.25%, due 09/01/08	82,519
50,000	Time Warner, Inc., 6.875%, due 05/01/12	56,779
85,000	Vertis, Inc., 10.875%, due 06/15/09	91,375
50,000	Viacom, Inc., 7.875%, due 07/30/30	63,870
	Total Media - Broadcasting & Publishing	1,243,863

	Metals (0.7%)
10,000	AK Steel Corp., 7.75%, due 06/15/12	10,300
65,000	AK Steel Corp., 7.875%, due 02/15/09	66,300
125,000	Alcoa, Inc., 4.25%, due 08/15/07	126,429
35,000	Edgen Acquisition Corp., (144A), 9.875%, due 02/01/11	35,350	*
45,000	Euramax International, Inc., 8.5%, due 08/15/11	47,588
60,000	General Cable Corp., 9.5%, due 11/15/10	67,200
50,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	53,250
	Total Metals	406,417

	Oil & Gas (1.2%)
100,000	ConocoPhillips Co., 5.9%, due 10/15/32	108,629
125,000	Consolidated Natural Gas Co., 5.375%, due 11/01/06	128,471
75,000	El Paso Production Holding Co., 7.75%, due 06/01/13	78,188
70,000	Exco Resources, Inc., 7.25%, due 01/15/11	73,500
75,000	Kinder Morgan, Inc., 6.5%, due 09/01/12	82,727
50,000	Occidental Petroleum Corp., 8.45%, due 02/15/29	69,439
75,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	89,438
35,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	38,500
5,000	Williams Companies, Inc., 7.625%, due 07/15/19	5,588
25,000	Williams Companies, Inc., 7.875%, due 09/01/21	28,375
	Total Oil & Gas	702,855

	Paper & Forest Products (0.8%)
75,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	78,094
30,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	32,475
20,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	21,550
70,000	Georgia-Pacific Corp., 8.125%, due 05/15/11	80,588
55,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	55,550
50,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	52,875
30,000	Tembec Industries, Inc., 8.5%, due 02/01/11	29,700
20,000	Tembec Industries, Inc., 8.625%, due 06/30/09	19,800
75,000	Weyerhaeuser Co., 6.75%, due 03/15/12	84,941
	Total Paper & Forest Products	455,573

	Pharmaceuticals (0.1%)
75,000	GlaxoSmithKline Capital, Inc., 4.375%, due 04/15/14	73,259

	Real Estate (0.2%)
60,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	63,750
50,000	EOP Operating, LP, 5.875%, due 01/15/13	53,083
	Total Real Estate	116,833

	Restaurants (0.1%)
45,000	Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10	47,250	*

	Retail (0.7%)
50,000	Federated Department Stores, Inc., 6.625%, due 09/01/08	54,109
40,000	Jean Coutu Group, Inc., (144A), 8.5%, due 08/01/14	39,850	* †
50,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	50,750
45,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	46,913
15,000	Rite Aid Corp., 8.125%, due 05/01/10	15,638
55,000	Rite Aid Corp., 9.5%, due 02/15/11	59,125
5,000	Rite Aid Corp., (144A), 7.5%, due 01/15/15	4,938	* †
40,000	Saks, Inc., 7%, due 12/01/13	40,900
20,000	Saks, Inc., 7.375%, due 02/15/19	20,100
75,000	Wal-Mart Stores, Inc., 7.55%, due 02/15/30	100,013
	Total Retail	432,336

	Telecommunications (0.7%)
50,000	France Telecom S.A. (France), 8.75%, due 03/01/11	59,540
25,000	Intelsat (Bermuda), Ltd., (144A), 7.805%, due 01/15/12	25,719	*
35,000	Intelsat (Bermuda), Ltd., (144A), 8.25%, due 01/15/13	36,138	*
5,000	Intelsat, Ltd., 7.625%, due 04/15/12	4,538
40,000	MCI, Inc., 7.688%, due 05/01/09	41,900
70,000	MCI, Inc., 7.735%, due 05/01/14	76,475
100,000	Nextel Communications, Inc., 7.375%, due 08/01/15	110,250
25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	26,688
25,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	29,313
20,000	Rural Cellular Corp., 8.25%, due 03/15/12	21,400
20,000	Triton PCS, Inc., 8.5%, due 06/01/13	19,350
	Total Telecommunications	451,311

	Telephone Communications, exc. Radio (1.2%)
90,000	AT&T Corp., 7.3%, due 11/15/11	104,621
10,000	AT&T Corp., 8.75%, due 11/15/31	12,803
50,000	AT&T Wireless Services, Inc., 8.125%, due 05/01/12	60,380
50,000	BellSouth Corp., 6%, due 10/15/11	54,330
75,000	Deutsche Telekom International Finance AG (Germany), 8.5%, due 06/15/10	89,033
35,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	33,863
125,000	Qwest Corp., (144A), 8.875%, due 03/15/12	142,188	*
50,000	Sprint Capital Corp., 8.75%, due 03/15/32	67,947
40,000	Trump Holdings & Funding Corp., 12.625%, due 03/15/10	44,400
75,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	95,146
	Total Telephone Communications, exc. Radio	704,711

	Textiles, Clothing & Fabrics (0.1%)
35,000	Levi Strauss & Co., (144A), 9.75%, due 01/15/15	33,600	*

	Transportation (0.2%)
50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	55,686
50,000	Union Pacific Corp., 6.625%, due 02/01/29	56,280
	Total Transportation	111,966

	Utilities (0.5%)
75,000	AES Corp., 9.5%, due 06/01/09	84,375	†
85,000	Calpine Corp., (144A), 8.5%, due 07/15/10	66,725	*
20,000	Calpine Corp., (144A), 9.875%, due 12/01/11	16,000	*
125,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	132,916
	Total Utilities	300,016
	Total Corporate Bonds (Cost: $13,164,918) (22.5%)	13,706,701

		Collateralized Mortgage Obligations (16.4%)
17,567		Citicorp Mortgage Securities (98-5-A1), 6.75%, due 03/25/25	17,537
795,350		Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	808,542
303,007		Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	305,153
1,195,145		Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,282,283
1,000,000		Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	954,860
1,000,000		Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	984,750
2,000,000		Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,997,000
845,843		Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	833,841
948,917		Federal Home Loan Mortgage Corp. (2897-SD), 7.28%, due 10/15/31 (I/F)(TAC)	907,338
1,042,223		Federal National Mortgage Association (01-14-SH), 19%, due 03/25/30 (I/F)	1,171,990
774,261		Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	739,845
		Total Collateralized Mortgage Obligations (Cost: $9,828,457)	10,003,139

		Foreign Government Bonds & Notes (5.8%)
EUR	490,000	Federal Republic of Germany, 5.25%, due 01/04/08	685,035
CAD	105,000	Government of Canada, 5.5%, due 06/01/10	91,768
EUR	386,000	Government of France, 5.25%, due 04/25/08	542,719
EUR	60,000	Government of Portugal, 5.375%, due 06/23/08	84,845
EUR	285,000	Government of Spain, 5.15%, due 07/30/09	406,724
EUR	125,000	Hellenic Republic (Greece), 6%, due 02/19/06	169,022
EUR	15,000	Hypothekenbank in Essen AG (Germany), 4.25%, due 07/06/09	20,581
EUR	69,000	Hypothekenbank in Essen AG (Germany), (144A), 4.25%, due 07/06/09	94,460	*
EUR	105,000	Kingdom of Belgium, 6.25%, due 03/28/07	147,631

NOK	1,690,000	Kingdom of Norway, 5.5%, due 05/15/09	292,074
SEK	910,000	Kingdom of Sweden, 5%, due 01/28/09	140,382
	$50,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	53,001
	$50,000	Province of Quebec (Canada), 7.5%, due 09/15/29	67,220
EUR	165,000	Republic of Ireland, 4%, due 04/18/10	225,374
	$75,000	Republic of Italy, 4.375%, due 10/25/06	76,161
EUR	330,000	Republic of Italy, 5%, due 05/01/08	460,843
		Total Foreign Government Bonds & Notes (Cost: $2,498,243)	3,557,840

		U.S. Government Agency Obligations (21.7%)
$1,200,000		Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	1,191,636
549,287		Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	559,103
287,002		Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	291,864
621,136		Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	643,795
1,000,000		Federal National Mortgage Association, 4.25%, due 05/15/09	1,012,420
571,629		Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	590,876
1,160,442		Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	1,200,570
1,763,650		Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	1,734,850
646,314		Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	678,106
1,823,177		Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,793,404
905,727		Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	903,753
807,293		Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	823,624
1,806,481		Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	1,787,693
		Total U.S. Government Agency Obligations (Cost: $12,963,757)	13,211,694

	U.S. Treasury Bonds (8.4%)
850,000	U.S. Treasury Bond, 6.125%, due 11/15/27	1,022,788	†
100,000	U.S. Treasury Bond, 6.125%, due 08/15/29	121,250
660,000	U.S. Treasury Bond, 7.125%, due 02/15/23	860,891
550,000	U.S. Treasury Bond, 8.5%, due 02/15/20	788,992
850,000	U.S. Treasury Bond, 11.25%, due 02/15/15	1,341,938
750,000	U.S. Treasury Bond, 12%, due 08/15/13	960,000
	Total U.S. Treasury Bonds (Cost: $4,998,051)	5,095,859

	U.S. Treasury Notes (12.4%)
500,000	U.S. Treasury Note, 1.875%, due 11/30/05	495,860
700,000	U.S. Treasury Note, 2%, due 08/31/05	696,829	†
1,100,000	U.S. Treasury Note, 2.25%, due 04/30/06	1,089,341
1,300,000	U.S. Treasury Note, 3.5%, due 11/15/06	1,305,889
1,700,000	U.S. Treasury Note, 3.625%, due 07/15/09	1,698,946
1,400,000	U.S. Treasury Note, 4.25%, due 11/15/13	1,415,750
850,000	U.S. Treasury Note, 4.375%, due 05/15/07	869,924	†
	Total U.S. Treasury Notes (Cost: $7,600,723)	7,572,539
	Total Fixed Income Securities (Cost: $51,054,149) (87.2%)	53,147,772

Number of Shares or Warrants	Equity Securities
300	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	1,125	**
67	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $0) (0.0%)	1,125

Principal Amount	Short-Term Investments
$79,643	Bank of America, 2.26%, due 02/15/05	79,643	***
1,503	Bank of America, 2.27%, due 03/03/05	1,503	***
45,081	Bank of America, 2.3%, due 06/09/05	45,081	***
88,960	Bank of Montreal, 2.125%, due 02/02/05	88,960	***
74,270	Bank of Montreal, 2.5%, due 03/02/05	74,270	***
51,091	Bank of Nova Scotia, 2.32%, due 02/08/05	51,091	***
3,606	Bank of Nova Scotia, 2.37%, due 02/14/05	3,606	***
30,054	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	30,054	***
278,902	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	278,902	***

300,541	Calyon, 2.34%, due 02/02/05	300,541	***
15,027	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	15,027	***
150,270	Den Danske Bank, 2.4%, due 02/22/05	150,270	***
59,783	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	59,783	***
3,379,915	Foreign Currency Call Accounts	3,557,089
60,109	Fortis Bank, 2.3%, due 02/07/05	60,109	***
29,754	Fortis Bank, 2.44%, due 03/14/05	29,754	***
149,669	General Electric Capital Corp., 2.255%, due 02/01/05	149,669	***
29,468	Greyhawk Funding, 2.349%, due 02/08/05	29,468	***
29,456	Greyhawk Funding, 2.44%, due 03/07/05	29,456	***
66,119	Harris Trust & Savings Bank, 2.28%, due 02/03/05	66,119	***
3,900,289	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	3,900,289
29,487	Jupiter Securitization Corp., 2.479%, due 03/15/05	29,487	***
30,054	Lloyds TSB Bank, 2.28%, due 02/02/05	30,054	***
111,359	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	111,359	***
13,524	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	13,524	***
15,027	Park Avenue Receivables Corp., 2.479%, due 03/15/05	15,027	***
44,712	Ranger Funding, 2.375%, due 02/14/05	44,712	***
134,041	Royal Bank of Canada, 2.32%, due 02/09/05	134,041	***
73,933	Royal Bank of Scotland, 2.36%, due 02/15/05	73,933	***
150,270	Royal Bank of Scotland, 2.36%, due 02/17/05	150,270	***
1,503	Royal Bank of Scotland, 2.42%, due 03/07/05	1,503	***
31,256	Royal Bank of Scotland, 2.48%, due 03/18/05	31,256	***
2,404	Royal Bank of Scotland, 2.53%, due 03/21/05	2,404	***
30,054	Sheffiled Receivables Corp., 2.345%, due 02/11/05	30,054	***
12,923	Svenska Handlesbanken, 2.355%, due 02/14/05	12,923	***
142,156	Toronto Dominion Bank, 2.435%, due 03/16/05	142,156	***
30,054	Wells Fargo & Co., 2.44%, due 02/22/05	30,054	***
	Total Short-Term Investments (Cost: $9,697,572) (16.2%)	9,853,441

	Total Investments (Cost: $60,751,721) (103.4%)	63,002,338
	Liabilities in Excess of Other Assets (-3.4%)	(2,083,200)
	Net Assets (100.0%)	$60,919,138

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
NOK	-	Norwegian Krone.
SEK	-	Swedish Krona.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of these securities amounted to $1,506,281 or 2.5% of net assets.

**		Non-income producing.
***		Represents investments of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
#		Company is in default and is not making interest payments.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.4
Airlines	0.0 *
Automotive	1.1
Banking & Financial Services	5.9
Beverages, Food & Tobacco	0.6
Chemicals	0.7
Commercial Services	1.1
Communications	0.3
Computer Services	0.2
Construction	0.1
Containers & Packaging	0.5
Electric Utilities	1.3
Electronics	0.2
Energy & Oil Services	0.6
Entertainment & Leisure	0.7
Foods, Hotels & Restaurants	0.3
Healthcare	0.4
Home Construction, Furnishings & Appliances	0.2
Household Products	0.1
Insurance	0.3
Machinery	0.2
Media - Broadcasting & Publishing	2.0
Metals	0.7
Oil & Gas	1.2
Paper & Forest Products	0.8
Pharmaceuticals	0.1
Real Estate	0.2
Restaurants	0.1
Retail	0.7
Telecommunications	0.7
Telephone Communications, exc. Radio	1.2
Textiles, Clothing & Fabrics	0.1
Transportation	0.2
Utilities	0.5
U.S. Government Securities	57.6
Foreign Government Securities	5.8
Short-Term Investments	16.2
Total	103.4%

*                                         Value rounds to less than 0.1% of net assets

See accompanying notes to schedules of investments.

TCW Galileo High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2005

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (96.3%)
	Advertising (0.9% of Net Assets)
$2,175,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$2,446,875

	Aerospace/Defense (0.4%)
925,000	Sequa Corp., 8.875%, due 04/01/08	1,012,875

	Airlines (0.2%)
600,000	Petroleum Helicopters, Inc., 9.375%, due 05/01/09	648,000

	Automotive (2.8%)
600,000	Collins & Aikman Products Corp., 10.75%, due 12/31/11	594,000	†
250,000	Cooper Standard Automotive, Inc., (144A), 7%, due 12/15/12	245,000	*
2,025,000	Cooper Standard Automotive, Inc., (144A), 8.375%, due 12/15/14	1,923,750	*
1,175,000	Dura Operating Corp., Series D, 9%, due 05/01/09	1,133,875	†
1,275,000	Eagle-Picher Industries, Inc., 9.75%, due 09/01/13	1,173,000
1,225,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	1,304,625
700,000	Navistar International Corp., 7.5%, due 06/15/11	745,500	†
468,000	TRW Automotive, Inc., 9.375%, due 02/15/13	525,330
	Total Automotive	7,645,080

	Banking & Financial Services (1.8%)
725,000	AmeriCredit Corp., 9.25%, due 05/01/09	777,562
2,250,000	Dollar Financial Group, Inc., 9.75%, due 11/15/11	2,486,250
325,000	Host Marriott Corp., 9.5%, due 01/15/07	351,812
1,175,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	1,175,000
	Total Banking & Financial Services	4,790,624

	Beverages, Food & Tobacco (2.0%)
975,000	Del Monte Corp., 8.625%, due 12/15/12	1,082,250
1,900,000	Dole Foods Co., Inc., 8.875%, due 03/15/11	2,047,250
825,000	Standard Commercial Corp., 8%, due 04/15/12	847,687
1,500,000	Viskase Cos., Inc., (144A), 11.5%, due 06/15/11	1,560,000	*
	Total Beverages, Food & Tobacco	5,537,187

	Chemicals (4.2%)
2,525,000	Equistar Chemical, LP, 10.125%, due 09/01/08	2,878,500
150,000	Equistar Chemical, LP, 10.625%, due 05/01/11	172,500
700,000	Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09	672,000
775,000	Huntsman Co., LLC, (144A), 0%, due 05/15/11	344,875	*
1,625,000	Huntsman International, LLC, 9.875%, due 03/01/09	1,771,250
825,000	ISP Holdings, Inc., 10.625%, due 12/15/09	899,250
300,000	Kraton Polymers, LLC, (144A), 8.125%, due 01/15/14	309,000	*
75,000	Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07	82,312
925,000	Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12	1,086,875	†
600,000	Radnor Holdings Corp., 11%, due 03/15/10	543,750	†
1,050,000	Resolution Performance Products, LLC, 9.5%, due 04/15/10	1,141,875
1,225,000	Rhodia S.A., 8.875%, due 06/01/11 (France)	1,255,625	†
275,000	Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14	283,250	*
	Total Chemicals	11,441,062

	Commercial Services (7.1%)
1,000,000	Allied Waste North America, 7.875%, due 04/15/13	1,001,250
1,000,000	Allied Waste North America, 8.5%, due 12/01/08	1,040,000
681,000	Coinmach Corp., 9%, due 02/01/10	701,430
2,150,000	H&E Equipment Services, LLC, 11.125%, due 06/15/12	2,365,000
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	#
975,000	Muzak, LLC/Muzak Finance Corp., 10%, due 02/15/09	928,687
2,000,000	NationsRent, Inc., 9.5%, due 10/15/10	2,230,000
1,475,000	NDCHealth Corp., 10.5%, due 12/01/12	1,515,562
375,000	U.S. Oncology, Inc., (144A), 9%, due 08/15/12	409,687	*
1,725,000	U.S. Oncology, Inc., (144A), 10.75%, due 08/15/14	1,970,812	*
1,650,000	United Agri Products, (144A), 8.25%, due 12/15/11	1,773,750	*
2,225,000	United Rentals North America, Inc., 7.75%, due 11/15/13	2,174,937	†
75,000	Xerox Corp., 7.625%, due 06/15/13	80,812
2,575,000	Xerox Corp., 9.75%, due 01/15/09	2,974,125
	Total Commercial Services	19,166,052

	Communications (3.6%)
2,050,000	Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12	2,214,000	*
2,050,000	DirecTV Holdings, LLC, 8.375%, due 03/15/13	2,306,250
3,750,000	PanAmSat Corp., (144A), 9%, due 08/15/14	4,068,750	*
950,000	PanAmSat Holding Corp., (144A), 0% to 11/01/09, 10.375% thereafter, due 11/01/14	631,750	*
450,000	Telex Communications, Inc., 11.5%, due 10/15/08	495,000
	Total Communications	9,715,750

	Computer Services (0.6%)
1,425,000	UGS Corp., (144A), 10%, due 06/01/12	1,574,625	*

	Construction (1.9%)
1,525,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,761,375
1,025,000	Technical Olympic USA, Inc., 9%, due 07/01/10	1,101,875
1,925,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	2,151,187
	Total Construction	5,014,437

	Containers & Packaging (2.9%)
1,100,000	BWAY Corp., 10%, due 10/15/10	1,188,000
1,475,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	1,644,625
2,025,000	Pliant Corp., 11.125%, due 09/01/09	2,207,250
1,575,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	1,441,125	†
1,225,000	U.S. Can Corp., 10.875%, due 07/15/10	1,310,750
	Total Containers & Packaging	7,791,750

	Electric Utilities (6.5%)
1,725,000	Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12	1,923,375	* †
3,950,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	4,596,812
2,050,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	2,372,875
1,800,000	Reliant Energy, Inc., 6.75%, due 12/15/14	1,755,000
2,875,000	Reliant Resources, Inc., 9.25%, due 07/15/10	3,198,437
2,725,000	Teco Energy, Inc., 7%, due 05/01/12	2,949,812
675,000	Texas Genco, LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	698,625	*
	Total Electric Utilities	17,494,936

	Electrical Equipment (0.2%)
600,000	UCAR Finance, Inc., 10.25%, due 02/15/12	678,000

	Electronics (1.6%)
50,000	Amkor Technology, Inc., 7.75%, due 05/15/13	44,375	†
2,025,000	Amkor Technology, Inc., 9.25%, due 02/15/08	1,999,687	†
625,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	675,000
425,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (144A), 6.875%, due 12/15/11	438,812	*
975,000	Stoneridge, Inc., 11.5%, due 05/01/12	1,116,375
	Total Electronics	4,274,249

	Energy & Oil Services (5.1%)
1,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	1,269,000
500,000	Chesapeake Energy Corp., (144A), 6.375%, due 06/15/15	511,250	*
1,300,000	Coastal Corp., 6.95%, due 06/01/28	1,150,500
3,775,000	El Paso Corp., 7.875%, due 06/15/12	3,916,562	†
325,000	Forest Oil Corp., 8%, due 06/15/08	353,437
950,000	Forest Oil Corp., 8%, due 12/15/11	1,078,250
1,880,000	Hanover Compressor Co., 9%, due 06/01/14	2,086,800
3,125,000	NRG Energy, Inc., (144A), 8%, due 12/15/13	3,359,375	*
	Total Energy & Oil Services	13,725,174

	Entertainment & Leisure (4.8%)
1,500,000	Gaylord Entertainment Co., 8%, due 11/15/13	1,608,750
275,000	Gaylord Entertainment Co. (144A), 6.75%, due 11/15/14	270,187	*
850,000	Hollywood Casino Corp., 13%, due 08/01/06	714,000	#
3,200,000	Majestic Star Casino, LLC/Majestic Star Casino Capital, 9.5%, due 10/15/10	3,368,000
2,835,000	Mandalay Resort Group, Inc., 9.375%, due 02/15/10	3,267,337
825,000	Mikohn Gaming Corp., Series B, 11.875%, due 08/15/08	886,875
375,000	Premier Entertainment Biloxi, LLC, 10.75%, due 02/01/12	407,812	†
225,000	Station Casinos, Inc., 6%, due 04/01/12	231,750
1,475,000	WMG Holdings Corp., (144A), 0% to 12/15/09, 9.5% thereafter, due 12/15/14	991,938	* †
1,175,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., (144A), 6.625%, due 12/01/14	1,157,375	*
	Total Entertainment & Leisure	12,904,024

	Financial Services (0.7%)
1,650,000	BCP Caylux Holdings SCA, (144A), 9.625%, due 06/15/14 (Luxembourg)	1,831,500	*

	Foods, Hotels & Restaurants (1.5%)
1,025,000	Ahold Finance USA, Inc., 8.25%, due 07/15/10	1,163,375
1,975,000	Mortons Restaurant Group, Inc., 7.5%, due 07/01/10	1,925,625
950,000	Stater Brothers Holdings, 8.125%, due 06/15/12	1,003,438
	Total Foods, Hotels & Restaurants	4,092,438

	Healthcare (2.5%)
200,000	Concentra Operating Corp., 9.125%, due 06/01/12	224,500
1,350,000	Concentra Operating Corp., 9.5%, due 08/15/10	1,495,125
475,000	Coventry Health Care, Inc., (144A), 5.875%, due 01/15/12	480,971	*
950,000	HCA, Inc., 6.375%, due 01/15/15	959,519
450,000	HCA, Inc., 8.75%, due 09/01/10	512,231
1,133,000	Psychiatric Solutions, Inc., 10.625%, due 06/15/13	1,297,285
975,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	897,000	†
975,000	Tenet Healthcare Corp., (144A), 9.875%, due 07/01/14	1,011,563	*
	Total Healthcare	6,878,194

	Home Construction, Furnishings & Appliances (2.6%)
1,775,000	D.R. Horton, Inc., 9.75%, due 09/15/10	2,138,875	†
1,250,000	Interactive Health, LLC, (144A), 7.25%, due 04/01/11	1,153,125	*
1,325,000	Nortek, Inc., 8.5%, due 09/01/14	1,361,438
2,225,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	2,508,688
	Total Home Construction, Furnishings & Appliances	7,162,126

	Insurance (0.9%)
2,425,000	Leucadia National Corp., 7%, due 08/15/13	2,503,813

	Machinery (1.8%)
3,275,000	Case New Holland, Inc., (144A), 9.25%, due 08/01/11	3,577,938	*
400,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	406,000	*
775,000	JLG Industries, Inc., 8.25%, due 05/01/08	821,500
	Total Machinery	4,805,438

	Media - Broadcasting & Publishing (10.2%)
2,175,000	American Media Operation, Inc., 8.875%, due 01/15/11	2,283,750	†
1,225,000	Charter Communications Capital Corp., (144A), 8%, due 04/30/12	1,237,250	*
1,000,000	Charter Communications Holdings, LLC, 8.25%, due 04/01/07	942,500	†
1,425,000	Charter Communications Holdings, LLC, 10.25%, due 09/15/10	1,474,875
1,575,000	Charter Communications Holdings, LLC, 11.125%, due 01/15/11	1,326,938
2,625,000	CSC Holdings, Inc., 7.625%, due 04/01/11	2,861,250
125,000	CSC Holdings, Inc., 7.875%, due 02/15/18	140,000
25,000	CSC Holdings, Inc., 8.125%, due 07/15/09	27,438
250,000	Dex Media West, LLC, 8.5%, due 08/15/10	272,500
1,425,000	Insight Communications Company, Inc., 0% to 02/15/06, 12.25% thereafter, due 02/15/11	1,392,938
1,125,000	LBI Media, Inc., 10.125%, due 07/15/12	1,254,375
675,000	Lodgenet Entertainment Corp., 9.5%, due 06/15/13	745,875
875,000	Mastec, Inc., 7.75%, due 02/01/08	857,500	†
3,550,000	Mediacom Broadband, LLC, 11%, due 07/15/13	3,834,000
425,000	Mediacom, LLC, 9.5%, due 01/15/13	425,000	†
450,000	Primedia, Inc., 8%, due 05/15/13	460,125
2,150,000	Primedia, Inc., 8.875%, due 05/15/11	2,268,250
1,475,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	1,545,063
1,000,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,026,250
2,875,000	Vertis, Inc., 10.875%, due 06/15/09	3,090,625
	Total Media - Broadcasting & Publishing	27,466,502

	Metals (3.1%)
525,000	AK Steel Corp., 7.75%, due 06/15/12	540,750
1,075,000	AK Steel Corp., 7.875%, due 02/15/09	1,096,500
1,175,000	Edgen Acquisition Corp., (144A), 9.875%, due 02/01/11	1,186,750	*
1,525,000	Euramax International, Inc., 8.5%, due 08/15/11	1,612,688
1,600,000	General Cable Corp., 9.5%, due 11/15/10	1,792,000
438,000	Ispat Inland ULC (Canada), 9.75%, due 04/01/14	536,550
442,000	U.S. Steel Corp., 9.75%, due 05/15/10	503,880
1,175,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	1,251,375
	Total Metals	8,520,493

	Oil & Gas (3.2%)
2,095,000	Exco Resources, Inc., 7.25%, due 01/15/11	2,199,750
2,625,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	2,887,500
625,000	Williams Companies, Inc., 7.875%, due 09/01/21	709,375
1,675,000	Williams Companies, Inc., 8.125%, due 03/15/12	1,917,875
875,000	Williams Companies, Inc., 8.75%, due 03/15/32	1,048,906
	Total Oil & Gas	8,763,406

	Paper & Forest Products (4.2%)
2,175,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	2,264,719
1,025,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,109,563
875,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	942,813
2,575,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	3,186,563	†
1,675,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	1,691,750
800,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	846,000
1,200,000	Tembec Industries, Inc., 8.5%, due 02/01/11	1,188,000
	Total Paper & Forest Products	11,229,408

	Real Estate (0.9%)
2,375,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	2,523,438

	Restaurants (0.5%)
1,250,000	Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10	1,312,500	*

	Retail (3.9%)
1,440,000	J.C. Penney Co., Inc., 9%, due 08/01/12	1,760,400
1,400,000	Jean Coutu Group, Inc., (144A), 8.5%, due 08/01/14	1,394,750	* †
1,650,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	1,674,750	†
1,325,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	1,381,313
1,500,000	Rite Aid Corp., 8.125%, due 05/01/10	1,563,750
1,400,000	Rite Aid Corp., (144A), 7.5%, due 01/15/15	1,382,500	* †
1,300,000	Saks, Inc., 7%, due 12/01/13	1,329,250
	Total Retail	10,486,713

	Telecommunications (5.8%)
250,000	Intelsat (Bermuda), Ltd., (144A), 7.805%, due 01/15/12	257,188	*
1,100,000	Intelsat (Bermuda), Ltd., (144A), 8.25%, due 01/15/13	1,135,750	*
1,475,000	MCI, Inc., 7.688%, due 05/01/09	1,545,063
1,075,000	MCI, Inc., 7.735%, due 05/01/14	1,174,438
4,850,000	Nextel Communications, Inc., 7.375%, due 08/01/15	5,347,125
275,000	Rogers Wireless Communications, Inc., 7.25%, due 12/15/12	293,906
275,000	Rogers Wireless Communications, Inc., 7.5%, due 03/15/15	293,906
1,400,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	1,494,500
1,800,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	2,110,500
475,000	Rural Cellular Corp., 8.25%, due 03/15/12	508,250
1,500,000	Triton PCS, Inc., 8.5%, due 06/01/13	1,451,250
	Total Telecommunications	15,611,876

	Telephone Communications, exc. Radio (3.9%)
2,850,000	AT&T Corp., 7.3%, due 11/15/11	3,313,011
225,000	AT&T Corp., 8.75%, due 11/15/31	288,061
4,925,000	Qwest Corp., (144A), 8.875%, due 03/15/12	5,602,188	* †
1,200,000	Trump Holdings & Funding Corp., 12.625%, due 03/15/10	1,332,000
	Total Telephone Communications, exc. Radio	10,535,260

	Textiles, Clothing & Fabrics (0.5%)
1,325,000	Levi Strauss & Co., (144A), 9.75%, due 01/15/15	1,272,000	*

	Utilities (3.5%)
4,700,000	AES Corp., 9.5%, due 06/01/09	5,287,499	†
4,300,000	Calpine Corp., (144A), 8.5%, due 07/15/10	3,375,500	* †
850,000	Calpine Corp., (144A), 9.875%, due 12/01/11	680,000	*
	Total Utilities	9,342,999
	Total Corporate Bonds (Cost: $249,044,024)	260,198,804
	Total Fixed Income Securities (Cost: $249,044,024) (96.3%)	260,198,804

Number of Shares or Warrants	Equity Securities
2,047	Forman Petroleum Corp., Warrants, expire 06/01/04 (Energy & Oil Services)	—	**
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* **
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* **
4,075	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	15,375	**
1,454	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $45,001) (0.0%)	15,375

Principal Amount	Short-Term Investments
$1,217,535	Bank of America, 2.26%, due 02/15/05	1,217,535	***
22,972	Bank of America, 2.27%, due 03/03/05	22,972	***
689,171	Bank of America, 2.3%, due 06/09/05	689,171	***
1,359,964	Bank of Montreal, 2.125%, due 02/02/05	1,359,964	***
1,135,400	Bank of Montreal, 2.5%, due 03/02/05	1,135,400	***
781,060	Bank of Nova Scotia, 2.32%, due 02/08/05	781,060	***
55,134	Bank of Nova Scotia, 2.37%, due 02/14/05	55,134	***
459,447	Bear Stearns Companies, Inc., 2.635%, due 09/08/05	459,447	***
4,263,669	BGI Institutional Money Market Fund, 2.43%, due 02/01/05	4,263,669	***

4,594,471	Calyon, 2.34%, due 02/02/05	4,594,471	***
229,724	Credit Suisse First Boston Corp., 2.39%, due 09/09/05	229,724	***
2,297,236	Den Danske Bank, 2.4%, due 02/22/05	2,297,236	***
913,918	Falcon Asset Securitization Corp., 2.395%, due 02/14/05	913,918	***
918,894	Fortis Bank, 2.3%, due 02/07/05	918,894	***
454,853	Fortis Bank, 2.44%, due 03/14/05	454,853	***
2,288,047	General Electric Capital Corp., 2.255%, due 02/01/05	2,288,047	***
450,488	Greyhawk Funding, 2.349%, due 02/08/05	450,488	***
450,298	Greyhawk Funding, 2.44%, due 03/07/05	450,298	***
1,010,784	Harris Trust & Savings Bank, 2.28%, due 02/03/05	1,010,784	***
450,778	Jupiter Securitization Corp., 2.479%, due 03/15/05	450,778	***
459,447	Lloyds TSB Bank, 2.28%, due 02/02/05	459,447	***
1,702,378	Merrill Lynch Premier Institutional Fund, 2.25%, due 02/01/05	1,702,378	***
206,751	Merrimac Cash Fund-Premium Class, 1.869%, due 02/01/05	206,751	***
229,724	Park Avenue Receivables Corp., 2.479%, due 03/15/05	229,724	***
683,534	Ranger Funding, 2.375%, due 02/14/05	683,534	***
2,049,134	Royal Bank of Canada, 2.32%, due 02/09/05	2,049,134	***
1,130,240	Royal Bank of Scotland, 2.36%, due 02/15/05	1,130,240	***
2,297,236	Royal Bank of Scotland, 2.36%, due 02/17/05	2,297,236	***
22,972	Royal Bank of Scotland, 2.42%, due 03/07/05	22,972	***
477,825	Royal Bank of Scotland, 2.48%, due 03/18/05	477,825	***
36,756	Royal Bank of Scotland, 2.53%, due 03/21/05	36,756	***
459,447	Sheffiled Receivables Corp., 2.345%, due 02/11/05	459,447	***
197,562	Svenska Handlesbanken, 2.355%, due 02/14/05	197,562	***
2,173,185	Toronto Dominion Bank, 2.435%, due 03/16/05	2,173,185	***
459,447	Wells Fargo & Co., 2.44%, due 02/22/05	459,447	***
	Total Short-Term Investments (Cost: $36,629,481) (13.6%)	36,629,481

	Total Investments (Cost: $285,718,506) (109.9%)	296,843,660
	Liabilities in Excess of Other Assets (-9.9%)	(26,738,230)
	Net Assets (100.0%)	$270,105,430

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the value of these securities amounted to $53,957,659 or 20.0% of net assets.

**	Non-income producing.
***	Represents investments of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).
#	Company is in default and is not making interest payments.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Advertising	0.9%
Aerospace/Defense	0.4
Airlines	0.2
Automotive	2.8
Banking & Financial Services	1.8
Beverages, Food & Tobacco	2.0
Chemicals	4.2
Commercial Services	7.1
Communications	3.6
Computer Services	0.6
Construction	1.9
Containers & Packaging	2.9
Electric Utilities	6.5
Electrical Equipment	0.2
Electronics	1.6
Energy & Oil Services	5.1
Entertainment & Leisure	4.8
Financial Services	0.7
Foods, Hotels & Restaurants	1.5
Healthcare	2.5
Home Construction, Furnishings & Appliances	2.6
Insurance	0.9
Machinery	1.8
Media - Broadcasting & Publishing	10.2
Metals	3.1
Oil & Gas	3.2
Paper & Forest Products	4.2
Real Estate	0.9
Restaurants	0.5
Retail	3.9
Telecommunications	5.8
Telephone Communications, exc. Radio	3.9
Textiles, Clothing & Fabrics	0.5
Utilities	3.5
Short-Term Investments	13.6
Total	109.9%

See accompanying notes to schedules of investments.

TCW Galileo Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2005

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (20.8% of Net Assets)
$79,187	Federal Home Loan Mortgage Corp. (2432-FH), 2.57%, due 03/15/32	$79,555
647,095	Federal Home Loan Mortgage Corp. (2571-MJ), 3.5%, due 10/15/23 (PAC)	645,479
456,705	Federal Home Loan Mortgage Corp. (2585-FD), 2.37%, due 12/15/32	457,934
68,750	Federal National Mortgage Association (02-36-FK), 2.383%, due 12/25/29	68,817
1,230,509	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	1,255,107
50,013	First Nationwide Trust (01-2-3A1), 7%, due 06/25/31	49,915
422,319	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 2.38%, due 12/25/33	422,319
318,920	Residential Accredit Loans, Inc. (02-QS16-A2), 2.48%, due 10/25/17	319,436
209,077	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 2.38%, due 02/25/33 (PAC)	209,724
	Total Collateralized Mortgage Obligations (Cost: $3,525,613)	3,508,286

	U.S. Government Agency Obligations (72.6%)
658,051	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.172%, due 08/01/33	653,965
436,909	Federal Home Loan Mortgage Corp., Pool #310005, 7.432%, due 11/01/19	450,288
325,860	Federal Home Loan Mortgage Corp., Pool #610967, 3.577%, due 04/01/28	337,343
713,526	Federal Home Loan Mortgage Corp., Pool #780833, 2.715%, due 09/01/33	705,528
534,591	Federal Home Loan Mortgage Corp., Pool #789924, 4.858%, due 11/01/32	542,738
528,095	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	536,555
113,387	Federal National Mortgage Association, Pool #392536, 5.6%, due 08/01/27	116,604
453,444	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	480,696

263,267	Federal National Mortgage Association, Pool #661691, 4.757%, due 10/01/32	265,510
842,883	Federal National Mortgage Association, Pool #725886, 3.229%, due 05/01/34	852,146
692,939	Government National Mortgage Association II, Pool #781714, 6.5%, due 12/15/17	737,834
144,992	Government National Mortgage Association II, Pool #80022, 4.625%, due 12/20/26	147,547
374,590	Government National Mortgage Association II, Pool #80636, 3.5%, due 09/20/32	377,422
68,426	Government National Mortgage Association II, Pool #80747, 3.5%, due 10/20/33	69,441
694,667	Government National Mortgage Association II, Pool #80764, 3.5%, due 11/20/33	704,983
759,756	Government National Mortgage Association II, Pool #80766, 4%, due 11/20/33	770,986
895,759	Government National Mortgage Association II, Pool #80869, 3.5%, due 04/20/34	908,560
915,001	Government National Mortgage Association II, Pool #80937, 4%, due 06/20/34	934,344
1,577,677	Government National Mortgage Association, Pool #80734, 3%, due 09/20/33	1,589,668
697,280	Government National Mortgage Association, Pool #80749, 4%, due 10/20/33	707,558
327,510	Government National Mortgage Association, Pool #80757, 3.5%, due 10/20/33	330,002
	Total U.S. Government Agency Obligations (Cost: $12,198,177)	12,219,718
	Total Fixed Income Securities (Cost: $15,723,790) (93.4%)	15,728,004

	Short-Term Investments
250,000	American General Finance Corp., 2.39%, due 02/10/05 (Commerical Paper)	249,850
206,916	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	206,916
590,000	MetLife Funding, Inc., 2.4%, due 02/08/05 (Commerical Paper), 2.4%, due 02/08/05	589,725
	Total Short-Term Investments (Cost: $1,046,491) (6.2%)	1,046,491

	Total Investments (Cost: $16,770,281) (99.6%)	16,774,495
	Excess of Other Assets over Liabilities (0.4%)	69,429
	Net Assets (100.0%)	$16,843,924

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking & Financial Services	5.9%
U.S. Government Securities	87.5
Short-Term Investments	6.2
Total	99.6%

See accompanying notes to schedules of investments.

TCW Galileo Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2005

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (53.8% of Net Assets)
$9,944,995	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.295%, due 02/25/35	$9,998,798
3,181,399	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	3,234,169
718,059	Federal Home Loan Mortgage Corp. (1422-SA), 15.9%, due 11/15/07 (I/F)	748,577
303,384	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	306,900
3,269,827	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	3,401,502
79,330	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	80,863
606,015	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	610,305
3,109,920	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	3,196,967
2,024,324	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	2,094,831
4,555,202	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	4,729,348
6,971,044	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,580,731
4,505,004	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,462,522
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,665,840
2,736,166	Federal Home Loan Mortgage Corp. (2650-MS), 9.52%, due 07/15/33 (I/F)(TAC)	2,642,589
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,745,193
10,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	9,847,500
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,491,030
3,519,824	Federal Home Loan Mortgage Corp. (2702-CS), 6.19%, due 11/15/33 (I/F)	2,640,255
2,544,425	Federal Home Loan Mortgage Corp. (2781-HN), 5%, due 10/15/32	2,534,604

3,424,661	Federal Home Loan Mortgage Corp. (2812-SE), 7.87%, due 08/15/32 (I/F)	3,309,900
3,699,098	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,822,426
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,640,950
4,396,051	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	4,291,249
3,648,469	Federal National Mortgage Association (04-19-SP), 7.9%, due 06/25/33 (I/F)	3,179,093
4,992,256	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	4,899,649
7,250,149	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	7,130,372
16,664,238	Federal National Mortgage Association (04-52-SW), 5.17%, due 07/25/34 (I/O)	1,221,155
5,735,510	Federal National Mortgage Association (26-72-SH), 6.33%, due 09/15/33 (I/F)	5,245,009
1,000,000	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	1,090,730
3,083,636	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	3,224,713
512,196	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	546,647
619,407	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	626,128
5,220,618	Government National Mortgage Association (02-41-SB), 4.09%, due 06/20/32 (I/F)(I/O)	245,943
3,501,621	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,639,445
5,495,337	Government National Mortgage Association (02-76-SG), 5.71%, due 10/16/29 (I/F)(I/O)	464,631
14,981,546	Government National Mortgage Association (03-42-SH), 4.64%, due 05/20/33 (I/F)(I/O)	830,427
232,158	Master Asset Securitization Trust (02-6-3A3), 6.25%, due 10/25/32	233,651
4,566,119	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	4,606,073
72,156	Residential Accredit Loans, Inc. (97-QS13-A7), 7.25%, due 12/25/27	72,265
4,523,042	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	4,638,968
870,011	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	880,028
26,740	Washington Mutual, Inc. (02-S1-2A1), 6.5%, due 01/25/32	26,732
	Total Collateralized Mortgage Obligations (Cost: $137,176,617)	135,878,708

	U.S. Government Agency Obligations (40.4%)
5,041,652	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.752%, due 11/01/34	5,063,684
28,896	Federal Home Loan Mortgage Corp., Pool #755183, 6.531%, due 12/01/15	29,327
1,142,739	Federal Home Loan Mortgage Corp., Pool #755363, 3.631%, due 09/01/30	1,188,849
1,871,067	Federal Home Loan Mortgage Corp., Pool #789924, 4.858%, due 11/01/32	1,899,583
45,789	Federal Home Loan Mortgage Corp., Pool #846317, 3.504%, due 08/01/26	47,180
166,190	Federal Home Loan Mortgage Corp., Pool #846510, 3.519%, due 04/01/25	171,410
370,757	Federal Home Loan Mortgage Corp., Pool #846732, 3.509%, due 01/01/30	382,888
214,010	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	217,835
246,383	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	250,556
487,236	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	495,490
457,438	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	465,187
1,463,261	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	1,523,533
342,298	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	361,587
1,903	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	2,017
85	Federal National Mortgage Association, Pool #062420, 7.5%, due 03/01/06	87
148,681	Federal National Mortgage Association, Pool #124410, 3.552%, due 07/01/22	153,080
1,600,718	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	1,696,393

1,954,773	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	2,022,369
4,573,033	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	4,727,007
69,718	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	73,976
59,979	Federal National Mortgage Association, Pool #348025, 3.42%, due 06/01/26	60,867
10,000,000	Federal National Mortgage Association, Pool #631684, 2.375%, due 12/15/05	9,940,900
2,407,882	Federal National Mortgage Association, Pool #655819, 4.957%, due 08/01/32	2,461,313
2,658,258	Federal National Mortgage Association, Pool #661856, 4.791%, due 10/01/32	2,703,289
5,111,074	Federal National Mortgage Association, Pool #671133, 5.179%, due 02/01/33	5,181,096
1,861,164	Federal National Mortgage Association, Pool #672272, 4.952%, due 12/01/32	1,891,780
4,375,490	Federal National Mortgage Association, Pool #676766, 4.747%, due 01/01/33	4,441,428
3,507,368	Federal National Mortgage Association, Pool #687847, 4.547%, due 02/01/33	3,547,527
5,115,686	Federal National Mortgage Association, Pool #692104, 5.074%, due 02/01/33	5,167,150
6,816,570	Federal National Mortgage Association, Pool #699866, 4.407%, due 04/01/33	6,848,540
3,836,130	Federal National Mortgage Association, Pool #704454, 4.242%, due 05/01/33	3,843,265
4,065,016	Federal National Mortgage Association, Pool #708820, 4.682%, due 06/01/33	4,088,674
6,381,118	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	6,276,914
4,077,627	Federal National Mortgage Association, Pool #728824, 3.955%, due 07/01/33	4,015,361
6,437,822	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	6,568,059
469,943	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	478,050
6,312,793	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	6,691,588
1,785,870	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	1,893,030
5,025,022	Government National Mortgage Association, Pool #80963, 3%, due 07/20/34	5,058,790
	Total U.S. Government Agency Obligations (Cost: $101,693,198)	101,929,659

	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	98,552
	Total U.S. Treasury Securities (Cost: $87,801)	98,552
	Total Fixed Income Securities (Cost: $238,957,616) (94.2%)	237,906,919

	Short-Term Investments
500,000	American General Finance Corp., 2.39%, due 02/10/05 (Commercial Paper)	499,700
2,000,000	General Electric Capital Corp., 2.34%, due 02/11/05 (Commercial Paper)	1,998,700
500,000	Goldman Sachs Group, Inc., 2.48%, due 02/10/05 (Commercial Paper)	499,690
217,272	Investors Bank & Trust Depository Reserve, 1.05%, due 02/01/05	217,272
1,600,000	LaSalle Bank Corp., 2.25%, due 02/04/05 (Commercial Paper)	1,599,700
2,000,000	LaSalle Bank Corp., 2.37%, due 02/24/05 (Commercial Paper)	1,996,972
3,800,000	LaSalle Bank Corp., 2.43%, due 02/24/05 (Commercial Paper)	3,794,100
1,800,000	Novartis Finance Corp., 2.27%, due 02/04/05 (Commercial Paper)	1,799,660
2,300,000	USAA Capital Corp., 2.37%, due 02/11/05 (Commercial Paper)	2,298,486
	Total Short-Term Investments (Cost: $14,704,280) (5.8%)	14,704,280

	Total Investments (Cost: $253,661,896) (100.0%)	252,611,199
	Excess of Other Assets over Liabilities (0.0%)	22,003
	Net Assets (100.0%)	$252,633,202

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking & Financial Services	9.6%
U.S. Government Securities	84.6
Short-Term Investments	5.8
Total	100.0%

See accompanying notes to schedules of investments.

TCW Galileo Funds, Inc.

U.S. Fixed Income

Notes to Schedules of Investments (Unaudited)	January 31, 2005

Note 1 — Organization

TCW Galileo Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives.  The following are the objectives for the Funds that are covered in this report:

TCW Galileo Fund	Investment Objective
Diversified Money Market Fund
TCW Galileo Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds
TCW Galileo Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW Galileo High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Galileo Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Galileo Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.  All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There were no repurchase agreements outstanding at January 31, 2005.

Reverse Repurchase Agreements:  All Fixed Income Funds, except for the TCW Galileo High Yield Bond Fund, may enter into reverse repurchase agreements.  Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price.  Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities.  Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.  There were no reverse repurchase agreements outstanding at January 31, 2005.

Security Lending: The Funds may lend their securities to qualified brokers.  The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.  There were no option contracts entered into during the period ended January 31, 2005.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2005. The loans were collateralized with cash which were invested in short-term instruments.

	Market Value of Loaned Securities	Collateral Value
TCW Galileo Core Fixed Income Fund	$2,347	$2,396
TCW Galileo High Yield Bond Fund	35,798	36,629

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At January 31, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Core Fixed Income Fund	TCW Galileo High Yield Bond Fund	TCW Galileo Short Term Bond Fund	TCW Galileo Total Return Bond Fund
Unrealized Appreciation	2,344	13,881	76	5,050
Unrealized (Depreciation)	(307)	(3,481)	(72)	(6,101)
Net Unrealized Appreciation (Depreciation)	2,037	10,400	4	(1,051)
Cost of Investments for Federal Income Tax Purposes	60,965	286,444	16,770	253,662

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at January 31, 2005.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Galileo Funds, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	3/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	3/22/05

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	3/22/05